UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22717

First Trust Exchange-Traded Fund VI
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 765-8000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549p. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

(a)	The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Semi-Annual Report
For the Six Months Ended March 31, 2024

First Trust Exchange-Traded Fund VI
Book 1

First Trust NASDAQ Technology Dividend Index Fund (TDIV)
Multi-Asset Diversified Income Index Fund (MDIV)
First Trust S&P International Dividend Aristocrats ETF (FID)
First Trust BuyWrite Income ETF (FTHI)
First Trust Nasdaq BuyWrite Income ETF (FTQI)
First Trust Rising Dividend Achievers ETF (RDVY)
First Trust Dorsey Wright Focus 5 ETF (FV)
First Trust RBA American Industrial Renaissance® ETF (AIRR)
First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)
First Trust Dorsey Wright International Focus 5 ETF (IFV)
First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)
First Trust Indxx Innovative Transaction & Process ETF (LEGR)
First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
First Trust International Developed Capital Strength ETF (FICS)

Table of Contents
First Trust Exchange-Traded Fund VI
Semi-Annual Report
March 31, 2024

Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund VI (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that any Fund described in this report will achieve its investment objectives. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund’s performance and investment approach.
By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Exchange-Traded Fund VI
Semi-Annual Letter from the Chairman and CEO
March 31, 2024
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for certain series of the First Trust Exchange-Traded Fund VI (the “Funds”), which contains detailed information about the Funds for the six-month period ended March 31, 2024.
On March 21, 2024, the Swiss National Bank (“SNB”) unexpectedly announced a reduction of 25 basis points (“bps”) to its policy interest rate, lowering the metric from 1.75% to 1.50%. The move marked the SNB’s first interest rate cut in nine years and made Switzerland the first member of the so-called “Group of 10” (“G10”) to announce a policy rate reduction since the global battle with inflation began post COVID-19. Notably, the SNB’s announcement stood in stark contrast to the Bank of Japan’s revelation earlier in the same week that it would be raising interest rates for the first time in 17 years. Investors may be wondering why these two nations are undertaking divergent interest rate policies. From our perspective, the answer lies in the data. Despite recent disinflation, just two of the 11 countries that comprise the G10 boast headline inflation that lies below their target rate. Those countries are Denmark and Switzerland, with headline inflation of 0.8% and 1.0%, respectively. By contrast, headline inflation stood at 2.8% in Japan, above the Bank of Japan’s stated policy rate of 2.0%.
In the U.S., the trailing 12-month rate of the Consumer Price Index stood at 3.5% at the end of March 2024, down from its most-recent high of 9.1% at the end of June 2022, but up from its most recent low of 3.0% in June 2023. Continued inflationary pressures, along with better-than-expected economic data, continue to fuel the debate regarding the timing of interest rate cuts in the U.S. In December 2023, the Federal Reserve (the “Fed”) announced that they expected to implement three interest rate cuts for a total of 75 bps in 2024. The announcement was met with exuberance, sending the S&P 500® Index surging by 12.10% on a total return basis between December 13, 2023, the date of the Fed’s announcement, and the end of March 2024. That said, investors may have overestimated the timing of these cuts. On December 29, 2023, the Federal Funds rate futures market projected that the Fed would implement six rate cuts totaling 158 bps in 2024. As of the end of March 2024, that same futures market estimated that just two cuts, totaling 67 bps, were likely to occur by the end of the year.
Attention remains focused on the U.S. consumer, with reports that the current pace of spending may be unsustainable over the long-term. One justification for this view is recent analysis by the Federal Reserve Bank of San Francisco, which revealed that the excess savings consumers built up during the pandemic are likely to be completely drawn down in the first half of 2024. That said, the Fed also reported that U.S. household net worth surged by 3.2% on a quarter-over-quarter basis to a record $156.2 trillion in the fourth quarter of 2023. While it is true that many households are feeling the sting of persistent inflation, the increase in wealth brought on by surging equity valuations and home prices mitigated some of that pain, in our opinion.
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Funds again in six months.
Sincerely,

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Market Overview
First Trust Exchange-Traded Fund VI
Semi-Annual Report
March 31, 2024
Robert F. Carey, CFA
Senior Vice President and Chief Market Strategist
First Trust Advisors L.P.
Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has more than 30 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst (“CFA”) designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service and Registered Rep.
State of the Global Economy/Investing
The latest global growth forecast from the International Monetary Fund (“IMF”) released in April 2024 sees real gross domestic product (“GDP”) rising by 3.2% worldwide in 2024, up from their forecast of 3.1% in January 2024. The IMF is forecasting a 2.7% increase in the U.S. GDP, up from its January 2024 estimate of 2.1%. The GDP in Emerging Market and Developing Economies is expected to grow by 4.2% this year, up from the IMF’s 4.1% estimate in January 2024. The IMF notes that its current global growth forecast remains below the historical average (2000-2019) of 3.8%, reflecting restrictive monetary policies and low productivity growth.
In the U.S., inflation, as measured by the Consumer Price Index (“CPI”), stood at 3.5% on a trailing 12-month basis at the end of March 2024, according to the U.S. Bureau of Labor Statistics. While it is true that the CPI decreased from its most recent high of 9.1% set in June 2022, the rate has increased from its most recent low of 3.0% set in June 2023.
Performance of Global Stocks and Bonds
The major U.S. stock indices were markedly higher over the past six months. The S&P 500® (the “Index”), S&P MidCap 400® and S&P SmallCap 600® Indices posted total returns of 23.48%, 22.78%, and 17.95%, respectively, for the six-month period ended March 31, 2024. Each of the 11 major sectors that comprise the Index were positive on a total return basis. The top performer was the Information Technology sector, up 32.03%, while the worst showing came from the Energy sector, which was up 5.80%.
A Bloomberg survey of twenty-one equity strategists found that their average 2024 year-end price target for the Index was 4,962 as of March 19, 2024. The highest and lowest estimates were 5,400 and 4,200, respectively. Brian Wesbury, Chief Economist at First Trust, announced in December 2023 that he is looking for a year-end price target of 4,500. The Index closed trading on March 28, 2024, at an all-time high of 5,254.35. The outlook for U.S. corporate earnings in 2024 is very strong. Bloomberg’s consensus year-over-year earnings growth rate estimates for the Index for the 2024 and 2025 calendar years stood at 8.99% and 13.34%, respectively, as of March 31, 2024.
The broader foreign stock indices experienced positive total returns over the past six months. For the six-month period ended March 31, 2024, the MSCI World ex USA and MSCI Emerging Markets equity indices posted total returns of 16.57% (USD) and 10.12% (USD), respectively, according to Bloomberg. The major foreign bond indices were also positive over the period. The Bloomberg Global Aggregate Bond Index of higher quality debt posted a total return of 6.17% (USD), while the Bloomberg EM Hard Currency Aggregate Index of emerging markets debt increased by 10.07% (USD), according to Bloomberg. The U.S. Dollar fell 1.59% over the past six months against a basket of major currencies, as measured by the U.S. Dollar Index (DXY).
The U.S. bond market also saw positive total returns. The top performing major debt group we track was long duration municipal bonds. The Bloomberg Municipal Long Bond Index (22+ Years) posted a total return of 10.78% for the six-month period ended March 31, 2024. The worst-performing U.S. debt group that we track was U.S. Treasuries. The Bloomberg U.S. Treasury Intermediate Index posted a total return of 3.69% over the period. The yield on the benchmark 10-Year Treasury Note (“T-Note”) fell by 37 basis points in the period to close at 4.20% on March 28, 2024, according to Bloomberg. For comparative purposes, the average yield on the 10-Year T-Note was 2.35% for the 10-year period ended March 31, 2024.

Fund Performance Overview (Unaudited)
First Trust NASDAQ Technology Dividend Index Fund (TDIV)
The First Trust NASDAQ Technology Dividend Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq Technology DividendTM Index (the “Index”). The shares of the Fund are listed and trade on Nasdaq, Inc. under the ticker symbol “TDIV.” The Fund normally invests at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index.
The Index includes up to 100 technology and telecommunications companies that pay a regular or common dividend. To be selected for the Index, a company must be classified as a technology or telecommunications company under the Industry Classification Benchmark and meet the size requirements of the Index. The Index may include U.S.-listed securities of non-U.S. companies, including depositary receipts and companies located in emerging market countries.

Performance
			Average Annual Total Returns			Cumulative Total Returns
	6 Months Ended 3/31/24	1 Year Ended 3/31/24	5 Years Ended 3/31/24	10 Years Ended 3/31/24	Inception (8/13/12) to 3/31/24	5 Years Ended 3/31/24	10 Years Ended 3/31/24	Inception (8/13/12) to 3/31/24
Fund Performance
NAV	25.51%	31.20%	15.20%	13.39%	14.09%	102.87%	251.24%	363.10%
Market Price	25.43%	31.17%	15.18%	13.29%	14.08%	102.68%	248.31%	362.85%
Index Performance
Nasdaq Technology DividendTM Index	25.95%	32.07%	15.94%	14.11%	14.82%	109.45%	274.30%	398.96%
S&P 500® Index	23.48%	29.88%	15.05%	12.96%	14.18%	101.57%	238.26%	367.37%
S&P 500® Information Technology Index	32.03%	46.01%	25.39%	21.97%	21.07%	210.00%	628.48%	824.45%
(See Notes to Fund Performance Overview on page 32.)

Nasdaq® and Nasdaq Technology DividendTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust NASDAQ Technology Dividend Index Fund (TDIV) (Continued)

Sector Allocation	% of Total Long-Term Investments
Information Technology	84.2%
Communication Services	14.6
Industrials	1.2
Health Care	0.0(1)
Total	100.0%

(1)	Amount is less than 0.1%.

Top Ten Holdings	% of Total Long-Term Investments
International Business Machines Corp.	8.1%
Broadcom, Inc.	8.0
Microsoft Corp.	7.9
Apple, Inc.	7.4
Texas Instruments, Inc.	6.9
Oracle Corp.	4.4
QUALCOMM, Inc.	4.2
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	3.3
Analog Devices, Inc.	2.8
Verizon Communications, Inc.	2.0
Total	55.0%

Performance of a $10,000 Initial Investment
September 30, 2013 - March 31, 2024
$100,000
$75,000
$50,000
$25,000
$0
$84,390
$42,458
$39,702
$38,058
9/30/13
3/31/14
9/30/14
3/31/15
9/30/15
3/31/16
9/30/16
3/31/17
9/30/17
3/31/18
9/30/18
3/31/19
9/30/19
3/31/20
9/30/20
3/31/21
9/30/21
3/31/22
9/30/22
3/31/23
9/30/23
3/31/24
First Trust NASDAQ Technology Dividend Index Fund
Nasdaq Technology Dividend™ Index
S&P 500® Index
S&P 500® Information Technology Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
Multi-Asset Diversified Income Index Fund (MDIV)
The Multi-Asset Diversified Income Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Nasdaq US Multi-Asset Diversified IncomeTM Index (the “Index”). The shares of the Fund are listed and trade on Nasdaq, Inc. under the ticker symbol “MDIV.” The Fund normally invests at least 90% of its net assets (including investment borrowings) in the common stocks and/or depositary receipts, real estate investment trusts (“REITs”), preferred securities, master limited partnerships (“MLPs”) and exchange-traded fund (“ETF”) that comprise the Index. The Index allocates 20% of its weight to the equity securities segment, 20% of its weight to the REIT segment, 20% of its weight to the preferred stocks segment, 20% of its weight to the MLP segment and 20% of its weight to an ETF that invests in high yield corporate debt securities. The ETF in which the Fund invests may be advised by First Trust Advisors L.P.
The Index is designed to provide exposure to five asset segments, each selected to result in a consistent and high yield for the Index. The Index is reconstituted and rebalanced quarterly and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public.

Performance
			Average Annual Total Returns			Cumulative Total Returns
	6 Months Ended 3/31/24	1 Year Ended 3/31/24	5 Years Ended 3/31/24	10 Years Ended 3/31/24	Inception (8/13/12) to 3/31/24	5 Years Ended 3/31/24	10 Years Ended 3/31/24	Inception (8/13/12) to 3/31/24
Fund Performance
NAV	12.15%	15.26%	3.20%	3.23%	4.13%	17.03%	37.48%	60.12%
Market Price	12.15%	14.87%	3.19%	3.22%	4.13%	16.98%	37.36%	60.12%
Index Performance
Nasdaq US Multi-Asset Diversified IncomeTM Index	12.45%	15.89%	3.74%	3.86%	4.77%	20.18%	46.03%	71.97%
S&P 500® Index	23.48%	29.88%	15.05%	12.96%	14.18%	101.57%	238.26%	367.37%
Dow Jones U.S. Select DividendTM Index(1)	16.89%	9.73%	9.04%	9.51%	11.04%	54.16%	148.05%	237.87%

(1)	The Dow Jones U.S. Select DividendTM Index represents 100 of the United States’ leading stocks by dividend yield.
(See Notes to Fund Performance Overview on page 32.)

Nasdaq® and Nasdaq US Multi-Asset Diversified IncomeTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
Multi-Asset Diversified Income Index Fund (MDIV) (Continued)

Sector Allocation	% of Total Long-Term Investments
Energy	23.0%
Other*	19.8
Financials	19.0
Real Estate	15.9
Utilities	9.5
Consumer Staples	6.7
Industrials	2.8
Communication Services	1.1
Health Care	1.0
Materials	0.8
Consumer Discretionary	0.4
Total	100.0%

*	ETF with holdings representing multiple sectors.

Top Ten Holdings	% of Total Long-Term Investments
First Trust Tactical High Yield ETF	19.8%
Ready Capital Corp.	1.5
PennyMac Mortgage Investment Trust	1.5
Alliance Resource Partners, L.P.	1.4
Icahn Enterprises, L.P.	1.3
Rithm Capital Corp.	1.2
Dorchester Minerals, L.P.	1.2
Black Stone Minerals, L.P.	1.2
NuStar Logistics, L.P.	1.2
Ladder Capital Corp.	1.1
Total	31.4%

Performance of a $10,000 Initial Investment
September 30, 2013 - March 31, 2024
$40,000
$30,000
$20,000
$10,000
$0
$38,058
$27,910
$15,604
$14,642
9/30/13
3/31/14
9/30/14
3/31/15
9/30/15
3/31/16
9/30/16
3/31/17
9/30/17
3/31/18
9/30/18
3/31/19
9/30/19
3/31/20
9/30/20
3/31/21
9/30/21
3/31/22
9/30/22
3/31/23
9/30/23
3/31/24
Multi-Asset Diversified Income Index Fund
Nasdaq US Multi-Asset Diversified Income™ Index
S&P 500® Index
Dow Jones U.S. Select Dividend™ Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust S&P International Dividend Aristocrats ETF (FID)
The First Trust S&P International Dividend Aristocrats ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the S&P International Dividend Aristocrats Index (the “Index”). The shares of the Fund are listed and trade on Nasdaq, Inc. under the ticker symbol “FID.” Under normal conditions, the Fund will invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The Index measures the performance of high dividend yielding companies that have followed a managed-dividends policy of increasing or maintaining dividends for at least ten consecutive years.

Performance
			Average Annual Total Returns			Cumulative Total Returns
	6 Months Ended 3/31/24	1 Year Ended 3/31/24	5 Years Ended 3/31/24	10 Years Ended 3/31/24	Inception (8/22/13) to 3/31/24	5 Years Ended 3/31/24	10 Years Ended 3/31/24	Inception (8/22/13) to 3/31/24
Fund Performance
NAV	9.92%	5.59%	3.09%	1.81%	2.41%	16.42%	19.64%	28.72%
Market Price	10.19%	5.78%	3.23%	1.83%	2.44%	17.25%	19.86%	29.10%
Index Performance
S&P International Dividend Aristocrats Index(1)	10.58%	7.34%	4.42%	N/A	N/A	24.14%	N/A	N/A
Dow Jones EPAC Select DividendTM Index(2)	13.04%	9.61%	4.54%	2.57%	3.78%	24.88%	28.83%	48.15%
MSCI World ex USA Index	16.57%	15.18%	7.46%	4.80%	5.60%	43.29%	59.78%	78.29%

(1)
On August 30, 2018, the Fund’s underlying index changed from the Nasdaq International Multi-Asset Diversified IncomeTM Index to the S&P
International Dividend Aristocrats Index (the “Index”). Therefore, the Fund’s performance and historical returns shown for the periods prior to
August 30, 2018, are not necessarily indicative of the performance that the Fund, based on its current index, would have generated. Since the
Index had an inception date of April 30, 2018, it was not in existence for all of the periods disclosed. The old index was terminated on
November 23, 2018, so performance data does not exist for these time periods.

(2)
The Dow Jones EPAC Select DividendTM Index measures the performance of a selected group of companies, from non-U.S. developed markets
(Europe, Pacific Asia, and Canada), that have provided relatively high dividend yields on a consistent basis over time.

(See Notes to Fund Performance Overview on page 32.)

S&P International Dividend Aristocrats Index (“Index”) is a product of S&P Dow Jones Indices, LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Index.

Fund Performance Overview (Unaudited) (Continued)
First Trust S&P International Dividend Aristocrats ETF (FID) (Continued)

Sector Allocation	% of Total Long-Term Investments
Financials	26.9%
Utilities	20.2
Industrials	9.8
Communication Services	8.4
Real Estate	7.9
Materials	7.2
Energy	6.0
Consumer Discretionary	4.5
Consumer Staples	4.2
Health Care	3.2
Information Technology	1.7
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments
Solvay S.A.	2.5%
Henderson Land Development Co., Ltd.	2.2
KT&G Corp.	2.1
Sino Land Co., Ltd.	1.9
Ping An Insurance Group Co. of China Ltd., Class H	1.9
APA Group	1.8
LG Uplus Corp.	1.8
Power Assets Holdings Ltd.	1.8
Keyera Corp.	1.7
Legal & General Group PLC	1.7
Total	19.4%

Performance of a $10,000 Initial Investment
September 30, 2013 - March 31, 2024

$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$16,991
$13,975
$12,401
9/30/13
3/31/14
9/30/14
3/31/15
9/30/15
3/31/16
9/30/16
3/31/17
9/30/17
3/31/18
9/30/18
3/31/19
9/30/19
3/31/20
9/30/20
3/31/21
9/30/21
3/31/22
9/30/22
3/31/23
9/30/23
3/31/24
First Trust S&P International Dividend Aristocrats ETF
Dow Jones EPAC Select Dividend™ Index
MSCI World ex USA Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust BuyWrite Income ETF (FTHI)
The First Trust BuyWrite Income ETF (the “Fund”) is an actively managed exchange-traded fund. The Fund’s primary investment objective is to provide current income. The Fund’s secondary investment objective is to provide capital appreciation. Under normal market conditions, the Fund invests primarily in equity securities listed on U.S. exchanges. The Fund also employs an “option strategy” in which it will write (sell) U.S. exchange-traded call options on the S&P 500® Index (the “Index”) to seek additional cash flow in the form of premiums on the options that may be distributed to shareholders on a monthly basis. The equity securities held by the Fund are selected using a mathematical optimization process which attempts to favor higher dividend paying common stocks for the Fund’s portfolio. The shares of the Fund are listed and trade on Nasdaq, Inc. under the ticker symbol “FTHI.”
Portfolio Management Team
Portfolio management decisions are made under the direction of the following Portfolio Managers:
John Gambla, CFA, FRM, PRM, Senior Portfolio Manager of First Trust
Rob A. Guttschow, CFA, Senior Portfolio Manager of First Trust
Each portfolio manager has served in such capacity for the Fund since 2014.

Performance
			Average Annual Total Returns			Cumulative Total Returns
	6 Months Ended 3/31/24	1 Year Ended 3/31/24	5 Years Ended 3/31/24	10 Years Ended 3/31/24	Inception (1/6/14) to 3/31/24	5 Years Ended 3/31/24	10 Years Ended 3/31/24	Inception (1/6/14) to 3/31/24
Fund Performance
NAV	15.04%	21.52%	7.32%	6.83%	6.76%	42.35%	93.52%	95.32%
Market Price	15.01%	21.66%	7.32%	6.84%	6.78%	42.38%	93.75%	95.65%
Index Performance
CBOE S&P 500 BuyWrite Monthly Index(1)	10.45%	11.89%	5.93%	5.94%	6.06%	33.38%	78.07%	82.52%
S&P 500® Index	23.48%	29.88%	15.05%	12.96%	12.98%	101.57%	238.26%	248.38%

(1)	The CBOE S&P 500 BuyWrite Monthly Index is a benchmark index designed to track the performance of a hypothetical buy-write strategy on the S&P 500® Index.
(See Notes to Fund Performance Overview on page 32.)

Fund Performance Overview (Unaudited) (Continued)
First Trust BuyWrite Income ETF (FTHI) (Continued)

Sector Allocation	% of Total Long-Term Investments
Information Technology	25.8%
Health Care	11.9
Financials	11.7
Consumer Discretionary	10.8
Consumer Staples	10.3
Communication Services	9.3
Energy	6.5
Industrials	5.5
Real Estate	3.7
Materials	2.8
Utilities	1.7
Total	100.0%

Fund Allocation	% of Net Assets
Common Stocks	97.7%
Money Market Funds	4.2
Written Options	(2.0)
Net Other Assets and Liabilities	0.1
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments
Microsoft Corp.	7.4%
NVIDIA Corp.	4.7
Apple, Inc.	4.4
Amazon.com, Inc.	3.6
Meta Platforms, Inc., Class A	2.4
Stellantis N.V.	2.2
Alphabet, Inc., Class A	2.1
Berkshire Hathaway, Inc., Class B	1.8
Alphabet, Inc., Class C	1.8
Eli Lilly & Co.	1.5
Total	31.9%

Performance of a $10,000 Initial Investment
January 6, 2014 - March 31, 2024

$40,000
$30,000
$20,000
$10,000
$0
$34,838
$19,532
$18,252
1/6/14
3/31/14
9/30/14
3/31/15
9/30/15
3/31/16
9/30/16
3/31/17
9/30/17
3/31/18
9/30/18
3/31/19
9/30/19
3/31/20
9/30/20
3/31/21
9/30/21
3/31/22
9/30/22
3/31/23
9/30/23
3/31/24
First Trust BuyWrite Income ETF
CBOE S&P 500® BuyWrite Monthly Index
S&P 500® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq BuyWrite Income ETF (FTQI)
The First Trust Nasdaq BuyWrite Income ETF (the “Fund”) is an actively managed exchange-traded fund. The Fund’s investment objective is to provide current income. Under normal market conditions, the Fund will pursue its investment objective by investing primarily in equity securities listed on U.S. exchanges and by utilizing an “option strategy” consisting of writing (selling) U.S. exchange-traded call options on the Nasdaq-100 Index®. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the components of the Nasdaq CompositeTM Index. The Fund will employ an option strategy in which it will write U.S. exchange-traded call options on the Nasdaq-100 Index® in order to seek additional cash flow in the form of premiums on the options. A premium is the income received by an investor who sells an option contract to another party. In exchange for the premiums received in connection with its written U.S. exchange-traded call options on the Nasdaq-100 Index®, the Fund forfeits any upside potential of the Nasdaq-100 Index® above the strike price of the written call options. It is expected that the Fund will distribute premiums to shareholders on a monthly basis. The premiums received from the sale of call options are expected to be the Fund’s primary source of income. Under normal market conditions, the Fund will seek to distribute the majority of the option premiums collected. The Fund does not target a specific income level, but seeks to provide investors with current income primarily from options premiums through writing calls with a notional value of 50-100% of the Fund’s assets. The shares of the Fund are listed and trade on Nasdaq, Inc. under the ticker symbol “FTQI.”
Portfolio Management Team
The following persons serve as portfolio managers of the Fund.
John Gambla, CFA, FRM, PRM, Senior Portfolio Manager of First Trust
Rob A. Guttschow, CFA, Senior Portfolio Manager of First Trust
Each portfolio manager has served in such capacity since 2014.

Performance
			Average Annual Total Returns			Cumulative Total Returns
	6 Months Ended 3/31/24	1 Year Ended 3/31/24	5 Years Ended 3/31/24	10 Years Ended 3/31/24	Inception (1/6/14) to 3/31/24	5 Years Ended 3/31/24	10 Years Ended 3/31/24	Inception (1/6/14) to 3/31/24
Fund Performance
NAV	15.52%	18.95%	5.53%	5.25%	5.18%	30.88%	66.84%	67.72%
Market Price	15.50%	19.54%	5.63%	5.26%	5.21%	31.50%	67.03%	68.08%
Index Performance
CBOE Nasdaq-100 BuyWrite IndexSM(1)	13.79%	16.96%	7.00%	7.46%	7.44%	40.27%	105.38%	108.36%
S&P 500® Index	23.48%	29.88%	15.05%	12.96%	12.98%	101.57%	238.26%	248.38%
Nasdaq-100 Index®(2)	24.59%	39.65%	20.90%	18.85%	18.65%	158.28%	462.29%	474.91%

(1)
The Cboe Nasdaq-100 BuyWriteTM Index is a benchmark index designed to track the performance of a hypothetical buy-write strategy on the
Nasdaq-100 Index®. The index is a passive total return index based on (1) buying the Nasdaq-100 Index® stock index portfolio, and (2) “writing”
(or selling) the near-term Nasdaq-100 Index® “covered” call option.

(2)
On May 11, 2022, the Fund’s primary benchmark changed from the S&P 500® Index to the Nasdaq-100 Index® because the Advisor believes that the Nasdaq-100 Index® better reflects the investment strategies of the Fund.

(See Notes to Fund Performance Overview on page 32.)

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq BuyWrite Income ETF (FTQI) (Continued)

Sector Allocation	% of Total Long-Term Investments
Information Technology	50.5%
Communication Services	13.7
Consumer Discretionary	8.1
Consumer Staples	6.4
Health Care	6.3
Industrials	4.0
Financials	4.0
Energy	2.2
Utilities	1.9
Real Estate	1.8
Materials	1.1
Total	100.0%

Fund Allocation	% of Net Assets
Common Stocks	96.1%
Money Market Funds	5.4
Written Options	(1.6)
Net Other Assets and Liabilities	0.1
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments
Microsoft Corp.	8.8%
Apple, Inc.	7.6
NVIDIA Corp.	4.8
Amazon.com, Inc.	4.2
Broadcom, Inc.	4.1
Meta Platforms, Inc., Class A	4.0
Costco Wholesale Corp.	2.6
Advanced Micro Devices, Inc.	2.2
Alphabet, Inc., Class C	2.2
Alphabet, Inc., Class A	2.2
Total	42.7%

Performance of a $10,000 Initial Investment
January 6, 2014 - March 31, 2024

$60,000
$50,000
$40,000
$30,000
$20,000
$10,000
$0
$57,491
$34,838
$20,836
$16,772
1/6/14
3/31/14
9/30/14
3/31/15
9/30/15
3/31/16
9/30/16
3/31/17
9/30/17
3/31/18
9/30/18
3/31/19
9/30/19
3/31/20
9/30/20
3/31/21
9/30/21
3/31/22
9/30/22
3/31/23
9/30/23
3/31/24
First Trust Nasdaq BuyWrite Income ETF
CBOE Nasdaq-100 BuyWrite Index℠
S&P 500® Index
Nasdaq-100 Index®

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Rising Dividend Achievers ETF (RDVY)
The First Trust Rising Dividend Achievers ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Nasdaq US Rising Dividend AchieversTM Index (the “Index”). The Fund normally invests at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The Index includes 50 U.S. exchange-traded equity securities, including securities issued by non-U.S. companies that trade on U.S. securities exchanges in the form of depositary receipts. The Index is designed to provide access to a diversified portfolio of small, mid and large capitalization companies with a history of raising their dividends while exhibiting the characteristics to continue to do so in the future by including companies with strong cash balances, low debt and increasing earnings. The shares of the Fund are listed and trade on Nasdaq, Inc. under the ticker symbol “RDVY.”

Performance
			Average Annual Total Returns			Cumulative Total Returns
	6 Months Ended 3/31/24	1 Year Ended 3/31/24	5 Years Ended 3/31/24	10 Years Ended 3/31/24	Inception (1/6/14) to 3/31/24	5 Years Ended 3/31/24	10 Years Ended 3/31/24	Inception (1/6/14) to 3/31/24
Fund Performance
NAV	23.64%	27.96%	15.61%	12.81%	12.73%	106.55%	233.82%	240.62%
Market Price	23.57%	27.98%	15.60%	12.77%	12.72%	106.48%	232.70%	240.47%
Index Performance
Nasdaq US Rising Dividend AchieversTM Index	24.04%	28.72%	16.25%	13.41%	13.33%	112.29%	252.03%	259.78%
Dow Jones U.S. Select DividendTM Index(1)	16.89%	9.73%	9.04%	9.51%	9.85%	54.16%	148.05%	161.51%

(1)	The Dow Jones U.S. Select DividendTM Index represents 100 of the United States’ leading stocks by dividend yield.
(See Notes to Fund Performance Overview on page 32.)

Nasdaq® and Nasdaq US Rising Dividend AchieversTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Rising Dividend Achievers ETF (RDVY) (Continued)

Sector Allocation	% of Total Long-Term Investments
Financials	40.5%
Information Technology	17.4
Consumer Discretionary	10.1
Energy	10.1
Materials	8.0
Industrials	8.0
Communication Services	4.0
Health Care	1.9
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments
Williams-Sonoma, Inc.	2.2%
Regions Financial Corp.	2.1
Lennar Corp., Class A	2.1
Capital One Financial Corp.	2.1
Discover Financial Services	2.1
Magnolia Oil & Gas Corp., Class A	2.1
D.R. Horton, Inc.	2.1
Equitable Holdings, Inc.	2.1
Jackson Financial, Inc., Class A	2.1
Steel Dynamics, Inc.	2.1
Total	21.1%

Performance of a $10,000 Initial Investment
January 6, 2014 - March 31, 2024

$40,000
$30,000
$20,000
$10,000
$0
$35,978
$34,062
$26,151
1/6/14
3/31/14
9/30/14
3/31/15
9/30/15
3/31/16
9/30/16
3/31/17
9/30/17
3/31/18
9/30/18
3/31/19
9/30/19
3/31/20
9/30/20
3/31/21
9/30/21
3/31/22
9/30/22
3/31/23
9/30/23
3/31/24
First Trust Rising Dividend Achievers ETF
Nasdaq US Rising Dividend Achievers™ Index
Dow Jones U.S. Select Dividend™ Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Dorsey Wright Focus 5 ETF (FV)
The First Trust Dorsey Wright Focus 5 ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Dorsey Wright Focus FiveTM Index (the “Index”). The Fund normally invests at least 90% of its net assets (including investment borrowings) in the exchange-traded funds (“ETFs”) that comprise the Index. The ETFs comprising the Index selection universe are advised by First Trust Advisors L.P. (“First Trust”), the Fund’s investment advisor. The Index is constructed pursuant to Dorsey, Wright & Associates, LLC’s (the “Index Provider”) proprietary methodology, which takes into account the performance of each of the First Trust sector-based ETFs relative to one another. The Index is designed to provide targeted exposure to the five First Trust sector-based ETFs that the Index Provider believes offer the greatest potential to outperform the other ETFs in the selection universe and that satisfy certain trading volume and liquidity requirements. The shares of the Fund are listed and trade on Nasdaq, Inc. under the ticker symbol “FV.”

Performance
			Average Annual Total Returns			Cumulative Total Returns
	6 Months Ended 3/31/24	1 Year Ended 3/31/24	5 Years Ended 3/31/24	10 Years Ended 3/31/24	Inception (3/5/14) to 3/31/24	5 Years Ended 3/31/24	10 Years Ended 3/31/24	Inception (3/5/14) to 3/31/24
Fund Performance
NAV	29.53%	27.10%	14.37%	12.29%	11.53%	95.66%	218.61%	199.99%
Market Price	29.47%	27.04%	14.37%	12.28%	11.53%	95.66%	218.44%	199.99%
Index Performance
Dorsey Wright Focus FiveTM Index	29.71%	27.53%	14.71%	12.67%	11.92%	98.66%	229.80%	210.73%
S&P 500® Index	23.48%	29.88%	15.05%	12.96%	12.87%	101.57%	238.26%	238.40%
(See Notes to Fund Performance Overview on page 32.)

Nasdaq® and Dorsey Wright Focus FiveTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Dorsey Wright Focus 5 ETF (FV) (Continued)

Performance of a $10,000 Initial Investment
March 5, 2014 - March 31, 2024

$40,000
$30,000
$20,000
$10,000
$0
$33,840
$31,073
$29,999
3/5/14
3/31/14
9/30/14
3/31/15
9/30/15
3/31/16
9/30/16
3/31/17
9/30/17
3/31/18
9/30/18
3/31/19
9/30/19
3/31/20
9/30/20
3/31/21
9/30/21
3/31/22
9/30/22
3/31/23
9/30/23
3/31/24
First Trust Dorsey Wright Focus 5 ETF
Dorsey Wright Focus Five™ Index
S&P 500® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust RBA American Industrial Renaissance® ETF (AIRR)
The First Trust RBA American Industrial Renaissance® ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Richard Bernstein Advisors American Industrial Renaissance® Index (the “Index”). The Fund normally invests at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The Index is designed to measure the performance of small- and mid-cap U.S. companies in the industrial and community banking sectors. The shares of the Fund are listed and trade on Nasdaq, Inc. under the ticker symbol “AIRR.”

Performance
			Average Annual Total Returns			Cumulative Total Returns
	6 Months Ended 3/31/24	1 Year Ended 3/31/24	5 Years Ended 3/31/24	10 Years Ended 3/31/24	Inception (3/10/14) to 3/31/24	5 Years Ended 3/31/24	10 Years Ended 3/31/24	Inception (3/10/14) to 3/31/24
Fund Performance
NAV	30.62%	40.48%	22.69%	13.41%	13.11%	177.98%	251.93%	245.06%
Market Price	30.40%	40.37%	22.66%	13.39%	13.09%	177.69%	251.21%	244.71%
Index Performance
Richard Bernstein Advisors American Industrial Renaissance® Index	31.08%	41.53%	23.62%	14.27%	13.96%	188.69%	279.46%	272.25%
S&P 500® Index	23.48%	29.88%	15.05%	12.96%	12.86%	101.57%	238.26%	237.69%
S&P 500® Industrials Index	25.46%	26.70%	12.97%	11.14%	11.02%	83.99%	187.54%	186.23%
Russell 2500® Index	21.20%	21.43%	9.90%	8.84%	8.66%	60.33%	133.28%	130.54%
(See Notes to Fund Performance Overview on page 32.)

Richard Bernstein Advisors and Richard Bernstein Advisors American Industrial Renaissance® Index (“Index”) are trademarks and trade names of Richard Bernstein Advisors (“RBA”). The Fund is not sponsored, endorsed, sold or promoted by RBA and RBA makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. RBA’s only relationship to First Trust is the licensing of certain trademarks and trade names of RBA and of the Index, which is determined, composed and calculated by RBA without regard to First Trust or the Fund. RBA has no obligation to take the needs of First Trust or the owners of the Fund into consideration in determining, composing or calculating the Index. RBA is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be listed or in the determination or calculation of the equation by which the Fund is to be converted into cash. RBA has no obligation or liability in connection with the administration, marketing or trading of the Fund.

Fund Performance Overview (Unaudited) (Continued)
First Trust RBA American Industrial Renaissance® ETF (AIRR) (Continued)

Sector Allocation	% of Total Long-Term Investments
Industrials	91.6%
Financials	8.4
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments
Blue Bird Corp.	4.7%
Powell Industries, Inc.	4.5
EMCOR Group, Inc.	4.4
Comfort Systems USA, Inc.	4.4
Sterling Infrastructure, Inc.	3.9
MasTec, Inc.	3.8
MDU Resources Group, Inc.	3.8
Atkore, Inc.	3.6
Dycom Industries, Inc.	3.6
SPX Technologies, Inc.	3.5
Total	40.2%

Performance of a $10,000 Initial Investment
March 10, 2014 - March 31, 2024

$40,000
$30,000
$20,000
$10,000
$0
$37,225
$34,506
$33,769
$28,623
$23,054
3/10/14
3/31/14
9/30/14
3/31/15
9/30/15
3/31/16
9/30/16
3/31/17
9/30/17
3/31/18
9/30/18
3/31/19
9/30/19
3/31/20
9/30/20
3/31/21
9/30/21
3/31/22
9/30/22
3/31/23
9/30/23
3/31/24
First Trust RBA American Industrial Renaissance® ETF
Richard Bernstein Advisors American Industrial Renaissance® Index
S&P 500® Index
S&P 500® Industrials Index
Russell 2500® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)
The First Trust Dorsey Wright Momentum & Dividend ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Dorsey Wright Momentum Plus Dividend YieldTM Index (the “Index”). Under normal conditions, the Fund invests at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The Index is a rules-based equity index designed to track the overall performance of the 50 stocks with the highest dividend yield comprising the Nasdaq US Large Mid™ Index that still maintain high levels of “relative strength.” A relative strength analysis is a momentum-based investment strategy that emphasizes a security’s forward price momentum in the security selection process. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The shares of the Fund are listed and trade on Nasdaq, Inc. under the ticker symbol “DDIV.”

Performance
			Average Annual Total Returns			Cumulative Total Returns
	6 Months Ended 3/31/24	1 Year Ended 3/31/24	5 Years Ended 3/31/24	10 Years Ended 3/31/24	Inception (3/10/14) to 3/31/24	5 Years Ended 3/31/24	10 Years Ended 3/31/24	Inception (3/10/14) to 3/31/24
Fund Performance
NAV	24.47%	26.30%	10.42%	8.34%	8.47%	64.15%	122.71%	126.50%
Market Price	24.39%	26.31%	10.41%	8.29%	8.47%	64.10%	121.69%	126.46%
Index Performance
Dorsey Wright Momentum Plus Dividend YieldTM Index(1)	24.98%	27.30%	11.23%	N/A	N/A	70.25%	N/A	N/A
Dow Jones U.S. Select DividendTM Index(2)	16.89%	9.73%	9.04%	9.51%	9.73%	54.16%	148.05%	154.54%
S&P 500® Index	23.48%	29.88%	15.05%	12.96%	12.86%	101.57%	238.26%	237.69%

(1)
On September 6, 2018, the Fund’s underlying index changed from the Richard Bernstein Advisors Quality Income Index to the Dorsey Wright
Momentum Plus Dividend YieldTM Index (the “Index”). Therefore, the Fund’s performance and historical returns shown for the periods prior to
September 6, 2018, are not necessarily indicative of the performance that the Fund, based on its current index, would have generated. Since the
Index had an inception date of July 2, 2018, it was not in existence for all of the periods disclosed.

(2)	The Dow Jones U.S. Select DividendTM Index represents 100 of the United States’ leading stocks by dividend yield.
(See Notes to Fund Performance Overview on page 32.)

Nasdaq® and Dorsey Wright Momentum Plus Dividend YieldTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Dorsey Wright Momentum & Dividend ETF (DDIV) (Continued)

Sector Allocation	% of Total Long-Term Investments
Financials	33.8%
Energy	22.1
Real Estate	17.6
Information Technology	7.4
Industrials	6.7
Consumer Discretionary	6.0
Materials	3.3
Utilities	2.1
Health Care	1.0
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments
Antero Midstream Corp.	4.9%
OneMain Holdings, Inc.	4.6
Starwood Property Trust, Inc.	4.5
Simon Property Group, Inc.	3.8
DT Midstream, Inc.	3.7
Lamar Advertising Co., Class A	3.6
Dick’s Sporting Goods, Inc.	3.1
Iron Mountain, Inc.	3.0
Kimco Realty Corp.	2.8
Phillips 66	2.7
Total	36.7%

Performance of a $10,000 Initial Investment
March 10, 2014 - March 31, 2024

$40,000
$30,000
$20,000
$10,000
$0
$33,769
$25,454
$22,650
3/10/14
3/31/14
9/30/14
3/31/15
9/30/15
3/31/16
9/30/16
3/31/17
9/30/17
3/31/18
9/30/18
3/31/19
9/30/19
3/31/20
9/30/20
3/31/21
9/30/21
3/31/22
9/30/22
3/31/23
9/30/23
3/31/24
First Trust Dorsey Wright Momentum & Dividend ETF
Dow Jones U.S. Select Dividend™ Index
S&P 500® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Dorsey Wright International Focus 5 ETF (IFV)
The First Trust Dorsey Wright International Focus 5 ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Dorsey Wright International Focus FiveTM Index (the “Index”). The Fund normally invests at least 90% of its net assets (including investment borrowings) in the exchange-traded funds (“ETFs”) that comprise the Index. The ETFs comprising the Index selection universe are advised by First Trust Advisors L.P. (“First Trust”), the Fund’s investment advisor. The Index is constructed pursuant to Dorsey, Wright & Associates, LLC’s (the “Index Provider”) proprietary methodology, which takes into account the performance of certain First Trust international ETFs relative to one another. The Index is designed to provide targeted exposure to the five First Trust country/region-based ETFs that the Index Provider believes offer the greatest potential to outperform the other ETFs in the selection universe. The shares of the Fund are listed and trade on Nasdaq, Inc. under the ticker symbol “IFV.”

Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 3/31/24	1 Year Ended 3/31/24	5 Years Ended 3/31/24	Inception (7/22/14) to 3/31/24	5 Years Ended 3/31/24	Inception (7/22/14) to 3/31/24
Fund Performance
NAV	14.31%	20.86%	3.60%	1.96%	19.32%	20.73%
Market Price	14.20%	20.47%	3.55%	1.95%	19.08%	20.56%
Index Performance
Dorsey Wright International Focus FiveTM Index	14.52%	21.31%	4.16%	2.39%	22.61%	25.73%
MSCI ACWI ex USA Index	14.73%	13.09%	5.94%	3.82%	33.42%	43.78%
(See Notes to Fund Performance Overview on page 32.)

Nasdaq® and Dorsey Wright International Focus FiveTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Dorsey Wright International Focus 5 ETF (IFV) (Continued)

Performance of a $10,000 Initial Investment
July 22, 2014 - March 31, 2024

$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
$14,378
$12,573
$12,073
7/22/14
9/30/14
3/31/15
9/30/15
3/31/16
9/30/16
3/31/17
9/30/17
3/31/18
9/30/18
3/31/19
9/30/19
3/31/20
9/30/20
3/31/21
9/30/21
3/31/22
9/30/22
3/31/23
9/30/23
3/31/24
First Trust Dorsey Wright International Focus 5 ETF
Dorsey Wright International Focus Five™ Index
MSCI ACWI ex USA Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)
The First Trust Dorsey Wright Dynamic Focus 5 ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Dorsey Wright Dynamic Focus FiveTM Index (the “Index”). The Fund normally invests at least 80% of its net assets (including investment borrowings) in the exchange-traded funds (“ETFs”) that comprise the Index, including the First Trust Enhanced Short Maturity ETF (“FTSM”), an ultra-short duration ETF. The ETFs comprising the Index selection universe are advised by First Trust Advisors L.P. (“First Trust”), the Fund’s investment advisor. The Index is constructed pursuant to Dorsey, Wright & Associates, LLC’s (the “Index Provider”) proprietary methodology, which takes into account the performance of each of the First Trust sector and industry-based ETFs relative to one another. The Index is designed to provide targeted exposure to the five First Trust sector and industry-based ETFs that the Index Provider determines offer the greatest potential to outperform the other First Trust sector and industry-based ETFs and that satisfy certain trading volume and liquidity requirements. In addition to the First Trust sector and industry-based ETFs, the Index may select FTSM. FTSM is also evaluated and its inclusion and weight in the Index is adjusted based upon its rank relative to the selection universe of sector and industry-based ETFs chosen by the Index. The shares of the Fund are listed and trade on Nasdaq, Inc. under the ticker symbol “FVC.”

Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 3/31/24	1 Year Ended 3/31/24	5 Years Ended 3/31/24	Inception (3/17/16) to 3/31/24	5 Years Ended 3/31/24	Inception (3/17/16) to 3/31/24
Fund Performance
NAV	11.76%	6.94%	6.33%	7.94%	35.90%	84.82%
Market Price	11.76%	6.97%	6.34%	7.94%	36.00%	84.88%
Index Performance
Dorsey Wright Dynamic Focus FiveTM Index	11.99%	7.44%	6.74%	8.33%	38.53%	90.31%
S&P 500® Index	23.48%	29.88%	15.05%	14.54%	101.57%	197.71%
(See Notes to Fund Performance Overview on page 32.)

Nasdaq® and Dorsey Wright Focus FiveTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC) (Continued)

Performance of a $10,000 Initial Investment
March 17, 2016 - March 31, 2024

$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$29,771
$19,031
$18,482
3/17/16
3/31/16
9/30/16
3/31/17
9/30/17
3/31/18
9/30/18
3/31/19
9/30/19
3/31/20
9/30/20
3/31/21
9/30/21
3/31/22
9/30/22
3/31/23
9/30/23
3/31/24
First Trust Dorsey Wright Dynamic Focus 5 ETF
Dorsey Wright Dynamic Focus Five™ Index
S&P 500® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Indxx Innovative Transaction & Process ETF (LEGR)
The First Trust Indxx Innovative Transaction & Process ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Indxx Blockchain Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The Index is designed to track the performance of companies that are either actively using, investing in, developing, or have products that are poised to benefit from blockchain technology and/or the potential for increased efficiency that it provides to various business processes. The Index seeks to include only companies that have devoted material resources to the use of blockchain technologies. The shares of the Fund are listed and traded on Nasdaq, Inc., under the ticker symbol “LEGR.”

Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 3/31/24	1 Year Ended 3/31/24	5 Years Ended 3/31/24	Inception (1/24/18) to 3/31/24	5 Years Ended 3/31/24	Inception (1/24/18) to 3/31/24
Fund Performance
NAV	17.12%	18.25%	10.37%	8.10%	63.75%	61.82%
Market Price	17.64%	18.19%	10.38%	8.09%	63.86%	61.76%
Index Performance
Indxx Blockchain Index	17.69%	19.56%	11.40%	9.10%	71.60%	71.30%
S&P 500® Index	23.48%	29.88%	15.05%	12.42%	101.57%	106.21%
(See Notes to Fund Performance Overview on page 32.)

Indxx and Indxx Blockchain Index (“Index”) are trademarks of Indxx, Inc. (“Indxx”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx, and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.

Fund Performance Overview (Unaudited) (Continued)
First Trust Indxx Innovative Transaction & Process ETF (LEGR) (Continued)

Sector Allocation	% of Total Long-Term Investments
Financials	40.1%
Information Technology	26.5
Communication Services	10.2
Consumer Discretionary	9.8
Industrials	5.3
Utilities	2.9
Consumer Staples	1.6
Materials	1.5
Health Care	1.3
Energy	0.8
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments
Micron Technology, Inc.	1.6%
PayPal Holdings, Inc.	1.6
JD.com, Inc., ADR	1.6
Samsung Electronics Co., Ltd.	1.5
Oracle Corp.	1.5
Baidu, Inc., ADR	1.5
Swisscom AG	1.5
Emirates Telecommunications Group Co. PJSC	1.4
AT&T, Inc.	1.4
Mastercard, Inc., Class A	1.4
Total	15.0%

Performance of a $10,000 Initial Investment
January 24, 2018 - March 31, 2024
$25,000
$20,000
$15,000
$10,000
$5,000
$20,621
$17,130
$16,182
1/24/18
3/31/18
9/30/18
3/31/19
9/30/19
3/31/20
9/30/20
3/31/21
9/30/21
3/31/22
9/30/22
3/31/23
9/30/23
3/31/24
First Trust Indxx Innovative Transaction & Process ETF
Indxx Blockchain Index
S&P 500® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
The First Trust Nasdaq Artificial Intelligence and Robotics ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Nasdaq CTA Artificial Intelligence and RoboticsTM Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The Index is designed to track the performance of companies engaged in the artificial intelligence and robotics segments of the technology, industrial and other economic sectors. The shares of the Fund are listed and traded on Nasdaq, Inc., under the ticker symbol “ROBT.”

Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 3/31/24	1 Year Ended 3/31/24	5 Years Ended 3/31/24	Inception (2/21/18) to 3/31/24	5 Years Ended 3/31/24	Inception (2/21/18) to 3/31/24
Fund Performance
NAV	11.70%	6.11%	7.56%	7.26%	43.96%	53.37%
Market Price	11.70%	6.23%	7.54%	7.30%	43.82%	53.71%
Index Performance
Nasdaq CTA Artificial Intelligence and RoboticsTM Index	12.01%	6.96%	8.23%	7.93%	48.51%	59.36%
S&P 500® Index	23.48%	29.88%	15.05%	13.46%	101.57%	116.21%
(See Notes to Fund Performance Overview on page 32.)

Nasdaq® and Nasdaq CTA Artificial Intelligence and RoboticsTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT) (Continued)

Sector Allocation	% of Total Long-Term Investments
Information Technology	58.0%
Industrials	19.2
Consumer Discretionary	10.5
Health Care	6.3
Communication Services	2.7
Financials	1.8
Consumer Staples	1.5
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments
Mobileye Global, Inc., Class A	2.2%
Darktrace PLC	2.1
AeroVironment, Inc.	2.1
Appian Corp., Class A	2.0
Valeo SE	1.8
Nice Ltd., ADR	1.8
Cerence, Inc.	1.8
Upstart Holdings, Inc.	1.8
ANSYS, Inc.	1.8
Cadence Design Systems, Inc.	1.7
Total	19.1%

Performance of a $10,000 Initial Investment
February 21, 2018 - March 31, 2024

$25,000
$20,000
$15,000
$10,000
$5,000
$21,621
$15,936
$15,337
2/21/18
3/31/18
9/30/18
3/31/19
9/30/19
3/31/20
9/30/20
3/31/21
9/30/21
3/31/22
9/30/22
3/31/23
9/30/23
3/31/24
First Trust Nasdaq Artificial Intelligence and Robotics ETF
Nasdaq CTA Artificial Intelligence and Robotics™ Index
S&P 500® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust International Developed Capital Strength ETF (FICS)
The First Trust International Developed Capital Strength ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called The International Developed Capital StrengthTM Index (the “Index”). The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The Index seeks to provide exposure to well-capitalized companies in the developed markets outside of the U.S. with strong market positions that have the potential to provide a greater degree of stability and performance over time. The shares of the Fund are listed and traded on Nasdaq, Inc., under the ticker symbol “FICS.”

Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 3/31/24	1 Year Ended 3/31/24	Inception (12/15/20) to 3/31/24	Inception (12/15/20) to 3/31/24
Fund Performance
NAV	16.18%	12.12%	6.00%	21.12%
Market Price	16.80%	12.40%	6.12%	21.57%
Index Performance
The International Developed Capital StrengthTM Index	16.59%	13.43%	6.91%	24.58%
MSCI World ex USA Index	16.57%	15.18%	6.34%	22.40%
(See Notes to Fund Performance Overview on page 32.)

Nasdaq® and The International Developed Capital StrengthTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust International Developed Capital Strength ETF (FICS) (Continued)

Sector Allocation	% of Total Long-Term Investments
Industrials	37.8%
Financials	13.0
Consumer Staples	12.0
Health Care	11.0
Consumer Discretionary	8.2
Information Technology	8.2
Materials	4.3
Energy	3.2
Communication Services	2.3
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments
Shin-Etsu Chemical Co., Ltd.	2.6%
Schneider Electric SE	2.5
Safran S.A.	2.5
Industria de Diseno Textil S.A.	2.4
Airbus SE	2.4
ABB Ltd.	2.4
Assa Abloy AB, Class B	2.3
Sage Group (The) PLC	2.3
Investor AB, Class B	2.3
Japan Exchange Group, Inc.	2.3
Total	24.0%

Performance of a $10,000 Initial Investment
December 15, 2020 - March 31, 2024
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
12/15/20
3/31/21
9/30/21
3/31/22
9/30/22
3/31/23
9/30/23
3/31/24
$12,458
$12,240
$12,112
First Trust International Developed Capital Strength ETF
The International Developed Capital Strength™ Index
MSCI World ex USA Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Notes to Fund Performance Overview (Unaudited)
Total returns for the periods since inception are calculated from the inception date of each Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.
Each Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint of the national best bid and offer price (“NBBO”) as of the time that the Fund’s NAV is calculated. Under Securities and Exchange Commission rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund’s NAV is calculated. Prior to January 1, 2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund’s NAV was calculated. Since shares of each Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future performance.

First Trust Exchange-Traded Fund VI
Understanding Your Fund Expenses
March 31, 2024 (Unaudited)
As a shareholder of First Trust NASDAQ Technology Dividend Index Fund, Multi-Asset Diversified Income Index Fund, First Trust S&P International Dividend Aristocrats ETF, First Trust BuyWrite Income ETF, First Trust Nasdaq BuyWrite Income ETF, First Trust Rising Dividend Achievers ETF, First Trust Dorsey Wright Focus 5 ETF, First Trust RBA American Industrial Renaissance® ETF, First Trust Dorsey Wright Momentum & Dividend ETF, First Trust Dorsey Wright International Focus 5 ETF, First Trust Dorsey Wright Dynamic Focus 5 ETF, First Trust Indxx Innovative Transaction & Process ETF, First Trust Nasdaq Artificial Intelligence and Robotics ETF, or First Trust International Developed Capital Strength ETF (each a “Fund” and collectively, the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended March 31, 2024.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust NASDAQ Technology Dividend Index Fund (TDIV)
Actual	$1,000.00	$1,255.10	0.50%	$2.82
Hypothetical (5% return before expenses)	$1,000.00	$1,022.50	0.50%	$2.53
Multi-Asset Diversified Income Index Fund (MDIV) (b) (c)
Actual	$1,000.00	$1,121.50	0.48%	$2.55
Hypothetical (5% return before expenses)	$1,000.00	$1,022.60	0.48%	$2.43
First Trust S&P International Dividend Aristocrats ETF (FID)
Actual	$1,000.00	$1,099.20	0.60%	$3.15
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	0.60%	$3.03
First Trust BuyWrite Income ETF (FTHI)
Actual	$1,000.00	$1,150.40	0.78%	$4.19
Hypothetical (5% return before expenses)	$1,000.00	$1,021.10	0.78%	$3.94
First Trust Nasdaq BuyWrite Income ETF (FTQI)
Actual	$1,000.00	$1,155.20	0.78%	$4.20
Hypothetical (5% return before expenses)	$1,000.00	$1,021.10	0.78%	$3.94
First Trust Rising Dividend Achievers ETF (RDVY)
Actual	$1,000.00	$1,236.40	0.48%	$2.68
Hypothetical (5% return before expenses)	$1,000.00	$1,022.60	0.48%	$2.43

First Trust Exchange-Traded Fund VI
Understanding Your Fund Expenses (Continued)
March 31, 2024 (Unaudited)
	Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust Dorsey Wright Focus 5 ETF (FV) (b)
Actual	$1,000.00	$1,295.30	0.30%	$1.72
Hypothetical (5% return before expenses)	$1,000.00	$1,023.50	0.30%	$1.52
First Trust RBA American Industrial Renaissance® ETF (AIRR)
Actual	$1,000.00	$1,306.20	0.70%	$4.04
Hypothetical (5% return before expenses)	$1,000.00	$1,021.50	0.70%	$3.54
First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)
Actual	$1,000.00	$1,244.70	0.60%	$3.37
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	0.60%	$3.03
First Trust Dorsey Wright International Focus 5 ETF (IFV) (b)
Actual	$1,000.00	$1,143.10	0.30%	$1.61
Hypothetical (5% return before expenses)	$1,000.00	$1,023.50	0.30%	$1.52
First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC) (b)
Actual	$1,000.00	$1,117.60	0.30%	$1.59
Hypothetical (5% return before expenses)	$1,000.00	$1,023.50	0.30%	$1.52
First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Actual	$1,000.00	$1,171.20	0.65%	$3.53
Hypothetical (5% return before expenses)	$1,000.00	$1,021.75	0.65%	$3.29
First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Actual	$1,000.00	$1,117.00	0.65%	$3.44
Hypothetical (5% return before expenses)	$1,000.00	$1,021.75	0.65%	$3.29
First Trust International Developed Capital Strength ETF (FICS)
Actual	$1,000.00	$1,161.80	0.70%	$3.78
Hypothetical (5% return before expenses)	$1,000.00	$1,021.50	0.70%	$3.54

(a)
Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period
(October 1, 2023 through March 31, 2024), multiplied by 183/366 (to reflect the six-month period).

(b)	Annualized expense ratio and expenses paid during the six-month period do not include fees and expenses of the underlying funds in which the Fund invests.
(c)	MDIV expense ratios reflect an expense waiver. See Note 3 in the Notes to Financial Statements.

First Trust NASDAQ Technology Dividend Index Fund (TDIV)
Portfolio of Investments
March 31, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Communications Equipment — 4.9%
969,553	Cisco Systems, Inc.	$48,390,390
131,715	Motorola Solutions, Inc.	46,756,191
1,801,080	Nokia Oyj, ADR	6,375,823
1,010,635	Telefonaktiebolaget LM Ericsson, ADR	5,568,599
89,604	Ubiquiti, Inc.	10,380,623
		117,471,626
	Diversified Telecommunication Services — 8.7%
2,770,071	AT&T, Inc.	48,753,250
28,945	ATN International, Inc.	911,912
1,263,739	BCE, Inc.	42,941,851
159,477	Cogent Communications Holdings, Inc.	10,418,632
159,145	Iridium Communications, Inc.	4,163,233
250,275	Orange S.A., ADR	2,945,737
761,615	Telefonica S.A., ADR	3,358,722
124,816	Telkom Indonesia Persero Tbk PT, ADR	2,778,404
2,689,061	TELUS Corp.	43,051,867
1,171,847	Verizon Communications, Inc.	49,170,700
		208,494,308
	Electronic Equipment, Instruments & Components — 4.7%
181,401	Amphenol Corp., Class A	20,924,605
90,458	Avnet, Inc.	4,484,908
29,884	Benchmark Electronics, Inc.	896,819
50,638	CDW Corp.	12,952,188
1,152,319	Corning, Inc.	37,980,434
36,373	Methode Electronics, Inc.	443,023
48,346	TD SYNNEX Corp.	5,467,933
194,788	TE Connectivity Ltd.	28,291,009
89,636	Vishay Intertechnology, Inc.	2,032,944
		113,473,863
	Health Care Technology — 0.0%
4,484	Simulations Plus, Inc.	184,517
	Interactive Media & Services — 0.2%
174,755	Autohome, Inc., ADR	4,582,076
30,601	Shutterstock, Inc.	1,401,832
		5,983,908
	IT Services — 9.5%
86,388	Amdocs Ltd.	7,806,884
284,032	Cognizant Technology Solutions Corp., Class A	20,816,705
18,845	Hackett Group (The), Inc.	457,934
Shares	Description	Value

	IT Services (Continued)
382,050	Infosys Ltd., ADR	$6,850,156
1,013,832	International Business Machines Corp.	193,601,359
		229,533,038
	Media — 2.2%
10,343	Cable One, Inc.	4,376,434
1,094,452	Comcast Corp., Class A	47,444,494
		51,820,928
	Professional Services — 1.2%
23,491	CSG Systems International, Inc.	1,210,726
323,602	Dun & Bradstreet Holdings, Inc.	3,248,964
47,226	KBR, Inc.	3,006,407
60,260	Leidos Holdings, Inc.	7,899,483
13,555	Paycom Software, Inc.	2,697,581
21,397	Science Applications International Corp.	2,789,955
132,558	SS&C Technologies Holdings, Inc.	8,532,759
		29,385,875
	Semiconductors & Semiconductor Equipment — 35.6%
93,576	Amkor Technology, Inc.	3,016,890
345,640	Analog Devices, Inc.	68,364,136
195,405	Applied Materials, Inc.	40,298,373
352,957	ASE Technology Holding Co., Ltd., ADR	3,878,997
144,245	Broadcom, Inc.	191,183,766
41,210	KLA Corp.	28,788,070
35,409	Kulicke & Soffa Industries, Inc.	1,781,427
40,456	Lam Research Corp.	39,305,836
396,882	Microchip Technology, Inc.	35,604,284
217,806	Micron Technology, Inc.	25,677,149
10,508	Monolithic Power Systems, Inc.	7,118,329
161,881	NXP Semiconductors N.V.	40,109,255
23,819	Power Integrations, Inc.	1,704,249
594,429	QUALCOMM, Inc.	100,636,830
154,312	Skyworks Solutions, Inc.	16,715,076
13,585	STMicroelectronics N.V.	587,415
590,344	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	80,316,301
954,333	Texas Instruments, Inc.	166,254,352
353,943	United Microelectronics Corp., ADR	2,863,399
14,779	Universal Display Corp.	2,489,523
		856,693,657
	Software — 15.9%
52,203	A10 Networks, Inc.	714,659
73,632	Adeia, Inc.	804,061
30,141	Clear Secure, Inc., Class A	641,099
See Notes to Financial Statements

First Trust NASDAQ Technology Dividend Index Fund (TDIV)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
31,685	Dolby Laboratories, Inc., Class A	$2,654,253
575,929	Gen Digital, Inc.	12,900,810
25,853	InterDigital, Inc.	2,752,310
55,154	Intuit, Inc.	35,850,100
453,510	Microsoft Corp.	190,800,727
270,848	Open Text Corp.	10,517,028
839,851	Oracle Corp.	105,493,684
22,376	Progress Software Corp.	1,192,865
21,361	Roper Technologies, Inc.	11,980,103
28,807	SAP SE, ADR	5,618,229
		381,919,928
	Technology Hardware, Storage & Peripherals — 13.4%
1,037,837	Apple, Inc.	177,968,289
162,535	Dell Technologies, Inc., Class C	18,546,869
1,625,328	Hewlett Packard Enterprise Co.	28,817,065
1,427,052	HP, Inc.	43,125,512
79,519	Logitech International S.A.	7,106,613
180,000	NetApp, Inc.	18,894,600
245,024	Seagate Technology Holdings PLC	22,799,483
258,787	Xerox Holdings Corp.	4,632,287
		321,890,718
	Wireless Telecommunication Services — 3.5%
517,230	America Movil S.A.B. de C.V., ADR	9,651,512
1,324,111	Mobile TeleSystems PJSC, ADR (a) (b) (c) (d)	0
1,006,872	Rogers Communications, Inc., Class B	41,281,752
370,973	Telephone and Data Systems, Inc.	5,942,988
2,978,496	Vodafone Group PLC, ADR	26,508,614
		83,384,866
	Total Common Stocks	2,400,237,232
	(Cost $1,862,659,860)
MONEY MARKET FUNDS — 0.1%
724,738	Dreyfus Government Cash Management Fund, Institutional Shares - 5.20% (e)	724,738
	(Cost $724,738)

	Total Investments — 99.9%	2,400,961,970
	(Cost $1,863,384,598)
	Net Other Assets and Liabilities — 0.1%	3,531,379
	Net Assets — 100.0%	$2,404,493,349

(a)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(b)	Non-income producing security.
(c)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2024, securities noted
as such are valued at $0 or 0.0% of net assets.

(d)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(e)	Rate shown reflects yield as of March 31, 2024.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Wireless Telecommunication Services	$ 83,384,866	$ 83,384,866	$ —	$ —**
Other Industry Categories*	2,316,852,366	2,316,852,366	—	—
Money Market Funds	724,738	724,738	—	—
Total Investments	$2,400,961,970	$2,400,961,970	$—	$—**

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.
See Notes to Financial Statements

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments
March 31, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS — 21.5%
	Air Freight & Logistics — 0.4%
10,942	United Parcel Service, Inc., Class B	$1,626,310
	Banks — 0.4%
23,897	Citigroup, Inc.	1,511,246
	Biotechnology — 0.3%
18,858	Gilead Sciences, Inc.	1,381,349
	Capital Markets — 2.4%
58,710	Franklin Resources, Inc.	1,650,338
238,845	Golub Capital BDC, Inc.	3,971,992
15,711	Morgan Stanley	1,479,348
14,080	T. Rowe Price Group, Inc.	1,716,634
35,024	Victory Capital Holdings, Inc., Class A	1,486,068
		10,304,380
	Chemicals — 0.8%
15,386	Eastman Chemical Co.	1,541,985
18,789	LyondellBasell Industries N.V., Class A	1,921,739
		3,463,724
	Diversified Telecommunication Services — 1.1%
131,455	AT&T, Inc.	2,313,608
55,143	Verizon Communications, Inc.	2,313,800
		4,627,408
	Electric Utilities — 4.6%
29,001	ALLETE, Inc.	1,729,620
28,049	Alliant Energy Corp.	1,413,670
18,222	American Electric Power Co., Inc.	1,568,914
16,444	Duke Energy Corp.	1,590,299
23,124	Edison International	1,635,560
15,402	Entergy Corp.	1,627,683
34,973	Evergy, Inc.	1,866,859
30,535	Eversource Energy	1,825,077
41,507	Exelon Corp.	1,559,418
42,260	FirstEnergy Corp.	1,632,081
26,293	Pinnacle West Capital Corp.	1,964,876
21,242	Southern (The) Co.	1,523,901
		19,937,958
	Financial Services — 0.6%
197,789	Western Union (The) Co.	2,765,090
	Food Products — 1.5%
59,797	Conagra Brands, Inc.	1,772,383
63,835	Flowers Foods, Inc.	1,516,081
27,130	Kellanova	1,554,278
43,322	Kraft Heinz (The) Co.	1,598,582
		6,441,324
	Gas Utilities — 2.4%
30,244	National Fuel Gas Co.	1,624,708
33,820	New Jersey Resources Corp.	1,451,216
50,941	Northwest Natural Holding Co.	1,896,024
25,309	ONE Gas, Inc.	1,633,190
See Notes to Financial Statements

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Gas Utilities (Continued)
21,996	Southwest Gas Holdings, Inc.	$1,674,556
30,701	Spire, Inc.	1,884,120
		10,163,814
	Household Products — 0.3%
11,421	Kimberly-Clark Corp.	1,477,306
	Insurance — 0.4%
15,662	Prudential Financial, Inc.	1,838,719
	Multi-Utilities — 1.9%
33,255	Black Hills Corp.	1,815,723
53,193	NiSource, Inc.	1,471,318
39,376	Northwestern Energy Group, Inc.	2,005,420
22,348	Public Service Enterprise Group, Inc.	1,492,399
17,765	WEC Energy Group, Inc.	1,458,862
		8,243,722
	Oil, Gas & Consumable Fuels — 2.0%
9,749	Chevron Corp.	1,537,807
64,698	Coterra Energy, Inc.	1,803,780
26,669	ONEOK, Inc.	2,138,054
86,772	Viper Energy, Inc.	3,337,251
		8,816,892
	Pharmaceuticals — 0.7%
33,035	Bristol-Myers Squibb Co.	1,791,488
116,932	Viatris, Inc.	1,396,168
		3,187,656
	Specialty Retail — 0.4%
22,262	Best Buy Co., Inc.	1,826,152
	Tobacco — 1.3%
82,981	Altria Group, Inc.	3,619,631
40,667	Universal Corp.	2,103,298
		5,722,929
	Total Common Stocks	93,335,979
	(Cost $88,048,464)
REAL ESTATE INVESTMENT TRUSTS — 20.4%
	Diversified REITs — 0.7%
104,565	Essential Properties Realty Trust, Inc.	2,787,703
	Health Care REITs — 2.7%
131,848	CareTrust REIT, Inc.	3,213,136
129,180	LTC Properties, Inc.	4,199,642
65,444	National Health Investors, Inc.	4,111,846
		11,524,624
	Hotel & Resort REITs — 0.8%
217,158	Apple Hospitality REIT, Inc.	3,557,048
	Mortgage REITs — 5.3%
432,612	Ladder Capital Corp.	4,814,972
438,718	PennyMac Mortgage Investment Trust	6,440,380
See Notes to Financial Statements

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Mortgage REITs (Continued)
711,807	Ready Capital Corp.	$6,498,798
479,009	Rithm Capital Corp.	5,345,740
		23,099,890
	Office REITs — 0.6%
110,951	COPT Defense Properties	2,681,686
	Residential REITs — 0.6%
19,833	Mid-America Apartment Communities, Inc.	2,609,626
	Retail REITs — 4.1%
115,254	Brixmor Property Group, Inc.	2,702,706
132,589	Getty Realty Corp.	3,626,309
141,977	Kimco Realty Corp.	2,784,169
75,989	NNN REIT, Inc.	3,247,770
37,494	Regency Centers Corp.	2,270,637
20,158	Simon Property Group, Inc.	3,154,525
		17,786,116
	Specialized REITs — 5.6%
58,365	CubeSmart	2,639,265
100,816	EPR Properties	4,279,639
13,261	Extra Space Storage, Inc.	1,949,367
133,977	Four Corners Property Trust, Inc.	3,278,417
84,296	Gaming and Leisure Properties, Inc.	3,883,517
24,005	Lamar Advertising Co., Class A	2,866,437
8,294	Public Storage	2,405,758
99,225	VICI Properties, Inc.	2,955,913
		24,258,313
	Total Real Estate Investment Trusts	88,305,006
	(Cost $87,242,367)
EXCHANGE-TRADED FUNDS — 19.7%
	Capital Markets — 19.7%
2,069,955	First Trust Tactical High Yield ETF (a)	85,344,245
	(Cost $97,599,099)

Units	Description	Value
MASTER LIMITED PARTNERSHIPS — 19.3%
	Energy Equipment & Services — 0.9%
142,062	USA Compression Partners, L.P.	3,788,794
	Industrial Conglomerates — 1.3%
340,793	Icahn Enterprises, L.P.	5,796,889
	Marine Transportation — 0.1%
11,415	Navios Maritime Partners, L.P.	486,507
	Oil, Gas & Consumable Fuels — 17.0%
295,614	Alliance Resource Partners, L.P.	5,927,061
320,595	Black Stone Minerals, L.P.	5,123,108
89,692	Cheniere Energy Partners, L.P.	4,429,888
175,668	CrossAmerica Partners, L.P.	4,003,474
113,409	Delek Logistics Partners, L.P.	4,648,635
See Notes to Financial Statements

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Units	Description	Value
MASTER LIMITED PARTNERSHIPS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
152,728	Dorchester Minerals, L.P.	$5,149,988
250,634	Energy Transfer, L.P.	3,942,473
190,937	EnLink Midstream, LLC (b)	2,604,381
115,036	Enterprise Products Partners, L.P.	3,356,750
252,717	Genesis Energy, L.P.	2,810,213
69,174	Global Partners, L.P.	3,069,942
309,386	Kimbell Royalty Partners, L.P. (b)	4,801,671
92,432	MPLX, L.P.	3,841,474
35,124	Natural Resource Partners, L.P.	3,231,408
172,259	NuStar Energy, L.P.	4,008,467
186,185	Plains All American Pipeline, L.P.	3,269,408
169,613	Plains GP Holdings, L.P., Class A (b)	3,095,437
38,886	Sunoco, L.P.	2,344,437
112,641	Western Midstream Partners, L.P.	4,004,387
		73,662,602
	Total Master Limited Partnerships	83,734,792
	(Cost $54,686,250)

Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES — 18.7%
	Banks — 1.9%
104,455	Bank of America Corp., Series GG	6.00%	(c)	2,623,910
108,333	Bank of America Corp., Series K	6.45%	12/15/66	2,744,075
122,511	Wintrust Financial Corp., Series E (d)	6.88%	(c)	3,032,147
				8,400,132
	Capital Markets — 2.7%
107,284	Goldman Sachs Group (The), Inc., Series K (d)	6.38%	(c)	2,732,523
122,139	Morgan Stanley, Series E	7.13%	(c)	3,084,010
117,665	Morgan Stanley, Series F	6.88%	(c)	2,960,451
111,291	Morgan Stanley, Series I	6.38%	(c)	2,771,146
				11,548,130
	Financial Services — 1.1%
155,605	Citigroup Capital XIII, 3 Mo. CME Term SOFR + CSA + 6.37% (e)	11.95%	10/30/40	4,585,679
	Food Products — 3.5%
89,308	CHS, Inc.	8.00%	(c)	2,776,586
123,734	CHS, Inc., Series 1	7.88%	(c)	3,317,309
115,904	CHS, Inc., Series 2 (d)	7.10%	(c)	3,036,685
116,329	CHS, Inc., Series 3 (d)	6.75%	(c)	2,922,184
123,076	CHS, Inc., Series 4	7.50%	(c)	3,163,053
				15,215,817
	Hotel & Resort REITs — 0.8%
137,920	RLJ Lodging Trust, Series A	1.95%	(c)	3,377,661
	Insurance — 2.1%
142,070	Allstate (The) Corp., 3 Mo. CME Term SOFR + CSA + 3.17% (e)	8.74%	01/15/53	3,634,150
See Notes to Financial Statements

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Insurance (Continued)
119,333	Enstar Group Ltd., Series D (d)	7.00%	(c)	$2,989,292
106,180	Hartford Financial Services Group (The), Inc., Series G	6.00%	(c)	2,690,601
				9,314,043
	Mortgage REITs — 2.0%
177,457	AGNC Investment Corp., Series C, 3 Mo. CME Term SOFR + CSA + 5.11% (e)	10.69%	(c)	4,459,494
176,350	Annaly Capital Management, Inc., Series F, 3 Mo. CME Term SOFR + CSA + 4.99% (e)	10.55%	(c)	4,428,149
				8,887,643
	Multi-Utilities — 0.6%
105,610	CMS Energy Corp.	5.88%	03/01/79	2,615,960
	Oil, Gas & Consumable Fuels — 3.0%
132,678	Energy Transfer, L.P., Series E (d)	7.60%	(c)	3,356,754
182,931	NuStar Energy, L.P., Series B, 3 Mo. CME Term SOFR + CSA + 5.64% (e)	11.23%	(c)	4,620,837
199,326	NuStar Logistics, L.P., 3 Mo. CME Term SOFR + CSA + 6.73% (e)	12.31%	01/15/43	5,007,069
				12,984,660
	Trading Companies & Distributors — 1.0%
160,966	WESCO International, Inc., Series A (d)	10.63%	(c)	4,235,015
	Total $25 Par Preferred Securities			81,164,740
	(Cost $82,431,268)

Shares	Description	Value
MONEY MARKET FUNDS — 0.1%
388,495	Dreyfus Government Cash Management Fund, Institutional Shares - 5.20% (f)	388,495
	(Cost $388,495)

	Total Investments — 99.7%	432,273,257
	(Cost $410,395,943)
	Net Other Assets and Liabilities — 0.3%	1,396,671
	Net Assets — 100.0%	$433,669,928

(a)	Investment in an affiliated fund.
(b)	This security is taxed as a “C” corporation for federal income tax purposes.
(c)	Perpetual maturity.
(d)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at March 31, 2024. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(e)	Floating or variable rate security.
(f)	Rate shown reflects yield as of March 31, 2024.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
REITs	– Real Estate Investment Trusts
SOFR	– Secured Overnight Financing Rate
See Notes to Financial Statements

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$93,335,979	$93,335,979	$—	$—
Real Estate Investment Trusts*	88,305,006	88,305,006	—	—
Exchange-Traded Funds*	85,344,245	85,344,245	—	—
Master Limited Partnerships*	83,734,792	83,734,792	—	—
$25 Par Preferred Securities*	81,164,740	81,164,740	—	—
Money Market Funds	388,495	388,495	—	—
Total Investments	$432,273,257	$432,273,257	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust S&P International Dividend Aristocrats ETF (FID)
Portfolio of Investments
March 31, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.1%
	Air Freight & Logistics — 1.0%
18,158	DHL Group (EUR)	$781,928
	Automobile Components — 1.2%
50,800	Toyo Tire Corp. (JPY)	955,394
	Banks — 6.4%
7,565	Bank of Montreal (CAD)	738,600
22,603	Bank of Nova Scotia (The) (CAD)	1,169,239
19,547	Canadian Imperial Bank of Commerce (CAD)	990,951
31,113	Canadian Western Bank (CAD)	647,733
35,300	Sumitomo Mitsui Trust Holdings, Inc. (JPY)	759,727
12,388	Toronto-Dominion Bank (The) (CAD)	747,642
		5,053,892
	Broadline Retail — 1.2%
9,231	Canadian Tire Corp. Ltd., Class A (CAD)	920,681
	Building Products — 1.3%
85,400	Lixil Corp. (JPY)	1,049,871
	Capital Markets — 4.5%
102,047	IG Group Holdings PLC (GBP)	940,229
17,462	Julius Baer Group Ltd. (CHF)	1,008,395
32,600	SBI Holdings, Inc. (JPY)	851,718
159,613	Schroders PLC (GBP)	758,680
		3,559,022
	Chemicals — 3.4%
45,600	Mitsubishi Gas Chemical Co., Inc. (JPY)	762,410
70,468	Solvay S.A. (EUR)	1,923,423
		2,685,833
	Construction & Engineering — 2.5%
29,228	Bouygues S.A. (EUR)	1,192,883
73,500	EXEO Group, Inc. (JPY)	778,310
		1,971,193
	Construction Materials — 1.3%
10,882	Holcim AG (CHF)	985,335
	Containers & Packaging — 1.3%
22,771	Smurfit Kappa Group PLC (EUR)	1,038,429
	Diversified Telecommunication Services — 8.3%
36,354	BCE, Inc. (CAD)	1,235,373
22,923	Elisa Oyj (EUR)	1,022,608
Shares	Description	Value

	Diversified Telecommunication Services (Continued)
185,446	LG Uplus Corp. (KRW)	$1,384,388
75,343	Saudi Telecom Co. (SAR)	795,516
1,557	Swisscom AG (CHF)	951,965
70,334	TELUS Corp. (CAD)	1,125,199
		6,515,049
	Electric Utilities — 9.3%
224,848	CK Infrastructure Holdings Ltd. (HKD)	1,315,724
133,109	CLP Holdings Ltd. (HKD)	1,060,362
190,555	EDP - Energias de Portugal S.A. (EUR)	742,147
31,586	Emera, Inc. (CAD)	1,111,590
235,099	Power Assets Holdings Ltd. (HKD)	1,375,709
154,085	Saudi Electricity Co. (SAR)	812,638
107,277	Terna-Rete Elettrica Nazionale (EUR)	886,539
		7,304,709
	Financial Services — 1.0%
7,679	Wendel SE (EUR)	783,715
	Food Products — 0.9%
101,754	Orkla ASA (NOK)	717,381
	Gas Utilities — 1.8%
257,491	APA Group (AUD)	1,411,144
	Household Durables — 2.1%
27,400	Open House Group Co., Ltd. (JPY)	883,830
33,800	Sekisui House Ltd. (JPY)	766,741
		1,650,571
	Independent Power and Renewable Electricity Producers — 3.9%
46,807	Capital Power Corp. (CAD)	1,320,361
50,200	Electric Power Development Co., Ltd. (JPY)	822,241
55,301	Northland Power, Inc. (CAD)	903,482
		3,046,084
	Insurance — 14.7%
2,937	Allianz SE (EUR)	880,235
6,092	Baloise Holding AG (CHF)	954,482
23,520	Great-West Lifeco, Inc. (CAD)	752,196
6,108	Helvetia Holding AG (CHF)	841,852
415,883	Legal & General Group PLC (GBP)	1,335,361
36,717	Manulife Financial Corp. (CAD)	917,010
53,900	MS&AD Insurance Group Holdings, Inc. (JPY)	948,715
341,523	Ping An Insurance Group Co. of China Ltd., Class H (HKD)	1,442,121
30,137	Power Corp. of Canada (CAD)	845,006
See Notes to Financial Statements

First Trust S&P International Dividend Aristocrats ETF (FID)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Insurance (Continued)
14,064	Sun Life Financial, Inc. (CAD)	$767,392
1,270	Swiss Life Holding AG (CHF)	890,274
1,819	Zurich Insurance Group AG (CHF)	980,850
		11,555,494
	Machinery — 3.4%
102,942	Husqvarna AB, Class B (SEK)	881,316
17,620	Kone Oyj, Class B (EUR)	820,065
23,300	Takeuchi Manufacturing Co., Ltd. (JPY)	929,661
		2,631,042
	Metals & Mining — 1.2%
16,000	Yamato Kogyo Co., Ltd. (JPY)	907,068
	Multi-Utilities — 5.1%
526,748	A2A S.p.A. (EUR)	951,023
34,910	Atco Ltd., Class I (CAD)	971,877
48,589	Canadian Utilities Ltd., Class A (CAD)	1,106,619
277,808	Hera S.p.A. (EUR)	978,866
		4,008,385
	Oil, Gas & Consumable Fuels — 5.9%
14,814	Canadian Natural Resources Ltd. (CAD)	1,130,066
202,400	ENEOS Holdings, Inc. (JPY)	971,622
52,212	Keyera Corp. (CAD)	1,344,857
34,762	Pembina Pipeline Corp. (CAD)	1,226,954
		4,673,499
	Personal Care Products — 1.1%
17,868	Unilever PLC (GBP)	896,557
	Pharmaceuticals — 3.1%
2,896	Roche Holding AG (CHF)	737,607
8,221	Sanofi (EUR)	806,747
33,200	Takeda Pharmaceutical Co., Ltd. (JPY)	921,784
		2,466,138
	Professional Services — 1.6%
30,844	Adecco Group AG (CHF)	1,219,601
	Real Estate Management & Development — 6.7%
612,858	Henderson Land Development Co., Ltd. (HKD)	1,746,123
26,900	Nomura Real Estate Holdings, Inc. (JPY)	757,529
1,459,108	Sino Land Co., Ltd. (HKD)	1,515,613
131,682	Sun Hung Kai Properties, Ltd. (HKD)	1,269,392
		5,288,657
Shares	Description	Value

	Retail REITs — 1.1%
1,372	Japan Metropolitan Fund Invest (JPY)	$854,668
	Semiconductors & Semiconductor Equipment — 1.7%
500,505	Vanguard International Semiconductor Corp. (TWD)	1,326,193
	Tobacco — 2.1%
23,690	KT&G Corp. (KRW)	1,648,842

	Total Investments — 99.1%	77,906,375
	(Cost $77,393,766)
	Net Other Assets and Liabilities — 0.9%	702,454
	Net Assets — 100.0%	$78,608,829

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.

Abbreviations throughout the Portfolio of Investments:
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
NOK	– Norwegian Krone
REITs	– Real Estate Investment Trusts
SAR	– Saudi Riyal
SEK	– Swedish Krona
TWD	– New Taiwan Dollar

Currency Exposure Diversification	% of Total Investments
CAD	25.6%
JPY	17.9
EUR	16.4
HKD	12.5
CHF	11.0
GBP	5.1
KRW	3.9
SAR	2.1
AUD	1.8
TWD	1.7
SEK	1.1
NOK	0.9
Total	100.0%

See Notes to Financial Statements

First Trust S&P International Dividend Aristocrats ETF (FID)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Country Allocation†	% of Net Assets
Canada	25.4%
Japan	17.7
Switzerland	10.9
Hong Kong	8.9
United Kingdom	5.0
South Korea	3.9
Italy	3.6
France	3.5
Belgium	2.5
Finland	2.3
Germany	2.1
Saudi Arabia	2.1
China	1.8
Australia	1.8
Taiwan	1.7
Bermuda	1.7
Ireland	1.3
Sweden	1.1
Portugal	0.9
Norway	0.9
Total Investments	99.1
Net Other Assets and Liabilities	0.9
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 77,906,375	$ 77,906,375	$ —	$ —

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments
March 31, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS — 97.7%
	Aerospace & Defense — 0.6%
57,182	Leonardo DRS, Inc. (a)	$1,263,150
18,005	RTX Corp.	1,756,028
		3,019,178
	Automobiles — 2.5%
4,238	Ferrari N.V.	1,847,514
408,681	Stellantis N.V. (b)	11,565,672
		13,413,186
	Banks — 3.5%
77,659	Bank of America Corp.	2,944,829
45,360	BankUnited, Inc.	1,270,080
59,931	CVB Financial Corp.	1,069,169
24,671	East West Bancorp, Inc.	1,951,723
35,555	JPMorgan Chase & Co. (b)	7,121,667
35,163	Simmons First National Corp., Class A	684,272
21,914	UMB Financial Corp.	1,906,299
40,841	Wells Fargo & Co. (b)	2,367,144
		19,315,183
	Beverages — 2.1%
48,124	Coca-Cola (The) Co.	2,944,226
78,943	Coca-Cola Europacific Partners PLC (b)	5,522,063
17,210	PepsiCo, Inc. (b)	3,011,922
		11,478,211
	Biotechnology — 3.1%
21,689	AbbVie, Inc. (b)	3,949,567
6,402	Amgen, Inc.	1,820,217
107,793	Apellis Pharmaceuticals, Inc. (a)	6,336,072
98,988	Crinetics Pharmaceuticals, Inc. (a)	4,633,628
		16,739,484
	Broadline Retail — 3.5%
107,632	Amazon.com, Inc. (a) (b)	19,414,660
	Capital Markets — 1.9%
14,881	Ares Management Corp., Class A	1,978,875
3,384	Goldman Sachs Group (The), Inc.	1,413,463
14,873	Houlihan Lokey, Inc.	1,906,570
6,919	LPL Financial Holdings, Inc.	1,828,000
4,083	S&P Global, Inc.	1,737,112
18,831	SEI Investments Co.	1,353,949
		10,217,969
	Chemicals — 0.7%
5,788	Linde PLC	2,687,484
2,132	NewMarket Corp.	1,353,010
		4,040,494
	Commercial Services & Supplies — 0.3%
49,753	CoreCivic, Inc. (a)	776,645
43,014	OPENLANE, Inc. (a)	744,142
		1,520,787
	Communications Equipment — 0.4%
48,858	Cisco Systems, Inc.	2,438,503
See Notes to Financial Statements

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Construction Materials — 0.4%
8,867	Eagle Materials, Inc.	$2,409,607
	Consumer Finance — 0.5%
122,780	SLM Corp.	2,675,376
	Consumer Staples Distribution & Retail — 2.3%
13,537	Andersons (The), Inc.	776,618
5,684	Costco Wholesale Corp.	4,164,269
17,438	Performance Food Group Co. (a)	1,301,572
20,799	Sprouts Farmers Market, Inc. (a)	1,341,119
35,632	US Foods Holding Corp. (a)	1,923,059
51,364	Walmart, Inc.	3,090,572
		12,597,209
	Containers & Packaging — 0.2%
9,241	AptarGroup, Inc.	1,329,688
	Diversified Consumer Services — 0.3%
11,483	Grand Canyon Education, Inc. (a)	1,564,099
	Diversified Telecommunication Services — 0.4%
52,988	Verizon Communications, Inc.	2,223,377
	Electric Utilities — 1.0%
30,511	IDACORP, Inc.	2,834,167
18,284	MGE Energy, Inc.	1,439,316
15,927	Otter Tail Corp.	1,376,093
		5,649,576
	Energy Equipment & Services — 0.3%
73,075	TechnipFMC PLC	1,834,913
	Entertainment — 1.4%
5,263	Netflix, Inc. (a)	3,196,378
21,567	Walt Disney (The) Co.	2,638,938
50,860	Warner Music Group Corp., Class A	1,679,397
		7,514,713
	Financial Services — 4.5%
22,951	Berkshire Hathaway, Inc., Class B (a) (b)	9,651,355
67,677	Jackson Financial, Inc., Class A	4,476,157
10,411	Mastercard, Inc., Class A (b)	5,013,625
19,953	Visa, Inc., Class A (b)	5,568,483
		24,709,620
	Food Products — 2.1%
51,902	Cal-Maine Foods, Inc.	3,054,433
56,492	Flowers Foods, Inc.	1,341,685
26,419	Ingredion, Inc.	3,087,060
10,292	Lancaster Colony Corp.	2,136,928
50,464	Pilgrim’s Pride Corp. (a)	1,731,924
		11,352,030
	Ground Transportation — 0.7%
25,097	Uber Technologies, Inc. (a)	1,932,218
7,712	Union Pacific Corp.	1,896,612
		3,828,830
See Notes to Financial Statements

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Equipment & Supplies — 0.8%
21,520	Abbott Laboratories	$2,445,963
4,285	Intuitive Surgical, Inc. (a)	1,710,101
		4,156,064
	Health Care Providers & Services — 1.4%
24,095	Encompass Health Corp.	1,989,765
11,528	UnitedHealth Group, Inc. (b)	5,702,902
		7,692,667
	Health Care REITs — 0.4%
9,701	National Health Investors, Inc.	609,514
107,419	Sabra Health Care REIT, Inc.	1,586,579
		2,196,093
	Health Care Technology — 0.4%
8,406	Veeva Systems, Inc., Class A (a)	1,947,586
	Hotel & Resort REITs — 0.3%
89,946	Apple Hospitality REIT, Inc.	1,473,316
	Hotels, Restaurants & Leisure — 0.8%
448	Booking Holdings, Inc.	1,625,290
8,959	McDonald’s Corp.	2,525,990
		4,151,280
	Household Durables — 0.4%
17,730	Toll Brothers, Inc.	2,293,730
	Household Products — 1.2%
28,956	Procter & Gamble (The) Co. (b)	4,698,111
71,032	Reynolds Consumer Products, Inc.	2,028,674
		6,726,785
	Independent Power and Renewable Electricity Producers — 0.6%
46,333	Vistra Corp.	3,227,094
	Industrial Conglomerates — 0.7%
12,342	General Electric Co.	2,166,391
8,238	Honeywell International, Inc.	1,690,850
		3,857,241
	Industrial REITs — 0.9%
9,053	EastGroup Properties, Inc.	1,627,458
16,562	Innovative Industrial Properties, Inc.	1,714,830
11,488	Prologis, Inc.	1,495,967
		4,838,255
	Insurance — 1.0%
29,993	CNA Financial Corp.	1,362,282
35,304	Fidelity National Financial, Inc.	1,874,643
4,726	Kinsale Capital Group, Inc.	2,479,921
		5,716,846
	Interactive Media & Services — 6.1%
74,050	Alphabet, Inc., Class A (a) (b)	11,176,366
62,352	Alphabet, Inc., Class C (a) (b)	9,493,716
26,104	Meta Platforms, Inc., Class A (b)	12,675,580
		33,345,662
See Notes to Financial Statements

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	IT Services — 1.3%
7,832	Accenture PLC, Class A	$2,714,650
23,163	Amdocs Ltd.	2,093,240
10,813	International Business Machines Corp.	2,064,850
		6,872,740
	Life Sciences Tools & Services — 1.5%
8,289	Danaher Corp.	2,069,929
7,889	Medpace Holdings, Inc. (a)	3,188,340
4,677	Thermo Fisher Scientific, Inc. (b)	2,718,319
		7,976,588
	Machinery — 1.6%
28,668	Allison Transmission Holdings, Inc.	2,326,695
6,377	Caterpillar, Inc.	2,336,724
19,271	Graco, Inc.	1,801,067
8,088	Lincoln Electric Holdings, Inc.	2,065,999
		8,530,485
	Marine Transportation — 0.6%
12,043	Matson, Inc.	1,353,633
71,690	Star Bulk Carriers Corp.	1,711,241
		3,064,874
	Media — 0.4%
50,207	Comcast Corp., Class A	2,176,473
	Metals & Mining — 1.0%
22,614	Arch Resources, Inc.	3,636,105
19,262	Southern Copper Corp.	2,051,788
		5,687,893
	Office REITs — 1.5%
50,670	Kilroy Realty Corp.	1,845,908
118,053	SL Green Realty Corp.	6,508,262
		8,354,170
	Oil, Gas & Consumable Fuels — 6.0%
147,129	Antero Midstream Corp.	2,068,634
21,764	Chevron Corp. (b)	3,433,053
16,517	Chord Energy Corp.	2,943,990
13,979	ConocoPhillips	1,779,247
71,645	CVR Energy, Inc.	2,554,861
151,005	DHT Holdings, Inc.	1,736,557
27,850	DT Midstream, Inc.	1,701,635
49,076	Exxon Mobil Corp. (b)	5,704,594
60,178	Hess Midstream, L.P., Class A (c)	2,174,231
8,332	HF Sinclair Corp.	503,003
78,768	PBF Energy, Inc., Class A	4,534,674
43,471	Scorpio Tankers, Inc.	3,110,350
22,171	Viper Energy, Inc.	852,697
		33,097,526
	Paper & Forest Products — 0.3%
25,683	Sylvamo Corp.	1,585,668
	Personal Care Products — 2.0%
66,665	BellRing Brands, Inc. (a)	3,935,235
See Notes to Financial Statements

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Personal Care Products (Continued)
142,170	Coty, Inc., Class A (a)	$1,700,353
105,956	Unilever PLC, ADR (b)	5,317,932
		10,953,520
	Pharmaceuticals — 4.6%
10,236	Eli Lilly & Co. (b)	7,963,199
30,308	Johnson & Johnson	4,794,422
33,165	Merck & Co., Inc. (b)	4,376,122
30,330	Novartis AG, ADR	2,933,821
15,829	Novo Nordisk A/S, ADR (b)	2,032,444
71,563	Organon & Co.	1,345,384
63,516	Pfizer, Inc.	1,762,569
		25,207,961
	Professional Services — 0.3%
12,635	Booz Allen Hamilton Holding Corp.	1,875,539
	Residential REITs — 0.5%
42,807	American Homes 4 Rent, Class A	1,574,442
19,820	Equity LifeStyle Properties, Inc.	1,276,408
		2,850,850
	Semiconductors & Semiconductor Equipment — 8.4%
19,157	Advanced Micro Devices, Inc. (a)	3,457,647
10,361	Applied Materials, Inc.	2,136,749
5,598	Broadcom, Inc.	7,419,645
48,620	Intel Corp.	2,147,545
1,613	Lam Research Corp.	1,567,143
27,681	NVIDIA Corp. (b)	25,011,444
13,192	QUALCOMM, Inc.	2,233,406
11,152	Texas Instruments, Inc.	1,942,790
		45,916,369
	Software — 10.3%
5,374	Adobe, Inc. (a)	2,711,720
8,045	Check Point Software Technologies Ltd. (a)	1,319,460
17,092	CommVault Systems, Inc. (a)	1,733,642
14,981	InterDigital, Inc.	1,594,877
3,550	Intuit, Inc.	2,307,500
93,676	Microsoft Corp. (b)	39,411,367
16,882	Oracle Corp.	2,120,548
11,899	Salesforce, Inc.	3,583,741
2,408	ServiceNow, Inc. (a)	1,835,859
		56,618,714
	Specialty Retail — 2.1%
72,935	Gap (The), Inc.	2,009,359
12,864	Home Depot (The), Inc. (b)	4,934,630
6,820	Lowe’s Cos., Inc.	1,737,259
2,194	Murphy USA, Inc.	919,725
17,354	TJX (The) Cos., Inc.	1,760,043
		11,361,016
See Notes to Financial Statements

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Technology Hardware, Storage & Peripherals — 4.7%
136,939	Apple, Inc. (b)	$23,482,300
21,306	Dell Technologies, Inc., Class C (b)	2,431,227
		25,913,527
	Textiles, Apparel & Luxury Goods — 1.0%
21,601	Carter’s, Inc.	1,829,173
2,488	Deckers Outdoor Corp. (a)	2,341,855
15,534	NIKE, Inc., Class B	1,459,885
		5,630,913
	Tobacco — 0.4%
18,536	Philip Morris International, Inc.	1,698,268
47,098	Vector Group Ltd.	516,194
		2,214,462
	Trading Companies & Distributors — 0.7%
9,408	Ferguson PLC	2,054,989
3,942	Watsco, Inc.	1,702,826
		3,757,815
	Wireless Telecommunication Services — 0.8%
99,609	America Movil S.A.B. de C.V., ADR	1,858,704
59,906	Rogers Communications, Inc., Class B	2,456,146
		4,314,850
	Total Common Stocks	534,871,265
	(Cost $435,420,315)
MONEY MARKET FUNDS — 4.2%
22,715,338	Dreyfus Government Cash Management Fund, Institutional Shares - 5.20% (d)	22,715,338
	(Cost $22,715,338)
	Total Investments — 101.9%	557,586,603
	(Cost $458,135,653)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (2.0)%
	Call Options Written — (2.0)%
(45)	S&P 500® Index	$(23,644,575)	$5,000.00	04/19/24	(1,227,600)
(10)	S&P 500® Index	(5,254,350)	5,100.00	04/19/24	(188,200)
(16)	S&P 500® Index	(8,406,960)	5,125.00	04/19/24	(250,656)
(225)	S&P 500® Index	(118,222,875)	5,150.00	04/19/24	(3,210,525)
(100)	S&P 500® Index	(52,543,500)	5,175.00	04/19/24	(1,139,000)
(120)	S&P 500® Index	(63,052,200)	5,200.00	04/19/24	(1,212,000)
(115)	S&P 500® Index	(60,425,025)	5,150.00	05/17/24	(2,106,800)
(105)	S&P 500® Index	(55,170,675)	5,200.00	05/17/24	(1,523,130)
	Total Written Options				(10,857,911)
	(Premiums received $7,123,521)
	Net Other Assets and Liabilities — 0.1%				616,636
	Net Assets — 100.0%				$547,345,328

(a)	Non-income producing security.
(b)	All or a portion of this security is pledged as collateral for the options written. At March 31, 2024, the value of these securities amounts to $95,962,051.
See Notes to Financial Statements

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
(c)	This security is taxed as a “C” corporation for federal income tax purposes.
(d)	Rate shown reflects yield as of March 31, 2024.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 3/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$534,871,265	$534,871,265	$—	$—
Money Market Funds	22,715,338	22,715,338	—	—
Total Investments	$557,586,603	$557,586,603	$—	$—

LIABILITIES TABLE
	Total Value at 3/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(10,857,911)	$(10,857,911)	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Nasdaq BuyWrite Income ETF (FTQI)
Portfolio of Investments
March 31, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS — 96.1%
	Aerospace & Defense — 0.4%
1,036	Axon Enterprise, Inc. (a)	$324,144
4,115	Woodward, Inc.	634,204
		958,348
	Automobiles — 2.1%
889	Ferrari N.V.	387,551
27,941	Tesla, Inc. (a) (b)	4,911,748
		5,299,299
	Banks — 0.6%
7,303	East West Bancorp, Inc.	577,740
5,980	Pinnacle Financial Partners, Inc.	513,563
5,375	UMB Financial Corp.	467,571
		1,558,874
	Beverages — 1.9%
4,633	Celsius Holdings, Inc. (a)	384,168
2,536	National Beverage Corp. (a)	120,359
24,942	PepsiCo, Inc. (b)	4,365,099
		4,869,626
	Biotechnology — 0.9%
2,621	AbbVie, Inc.	477,284
708	Argenx SE, ADR (a)	278,754
2,093	Blueprint Medicines Corp. (a)	198,542
5,467	Exelixis, Inc. (a)	129,732
2,862	Ionis Pharmaceuticals, Inc. (a)	124,068
2,981	Legend Biotech Corp., ADR (a)	167,204
3,996	Neurocrine Biosciences, Inc. (a)	551,128
29,011	Roivant Sciences Ltd. (a)	305,776
		2,232,488
	Broadline Retail — 4.0%
57,737	Amazon.com, Inc. (a) (b)	10,414,600
	Building Products — 0.8%
3,804	AAON, Inc.	335,132
580	CSW Industrials, Inc.	136,068
2,539	Gibraltar Industries, Inc. (a)	204,466
10,438	UFP Industries, Inc.	1,283,978
		1,959,644
	Capital Markets — 2.3%
100,661	BGC Group, Inc., Class A	782,136
4,597	Charles Schwab (The) Corp.	332,547
4,966	CME Group, Inc.	1,069,130
2,178	Coinbase Global, Inc., Class A (a)	577,431
2,177	Morningstar, Inc.	671,322
3,213	S&P Global, Inc.	1,366,971
5,952	SEI Investments Co.	427,949
2,420	T. Rowe Price Group, Inc.	295,046
1,193	Tradeweb Markets, Inc., Class A	124,275
9,855	XP, Inc., Class A	252,879
		5,899,686
See Notes to Financial Statements

First Trust Nasdaq BuyWrite Income ETF (FTQI)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Chemicals — 0.8%
4,360	Balchem Corp.	$675,582
1,768	Innospec, Inc.	227,966
2,326	Linde PLC	1,080,008
		1,983,556
	Commercial Services & Supplies — 0.3%
1,387	Cimpress PLC (a)	122,763
1,722	Tetra Tech, Inc.	318,071
1,384	Waste Management, Inc.	295,000
		735,834
	Communications Equipment — 1.8%
1,949	Arista Networks, Inc. (a)	565,171
73,714	Cisco Systems, Inc. (b)	3,679,066
1,200	Motorola Solutions, Inc.	425,976
		4,670,213
	Construction & Engineering — 0.3%
3,318	IES Holdings, Inc. (a)	403,602
3,720	Sterling Infrastructure, Inc. (a)	410,353
		813,955
	Construction Materials — 0.1%
1,174	Vulcan Materials Co.	320,408
	Consumer Finance — 0.1%
1,445	American Express Co.	329,012
	Consumer Staples Distribution & Retail — 3.5%
2,904	Casey’s General Stores, Inc.	924,779
8,847	Costco Wholesale Corp. (b)	6,481,578
1,894	Dollar General Corp.	295,578
2,549	Sprouts Farmers Market, Inc. (a)	164,359
1,898	Target Corp.	336,344
12,439	Walmart, Inc.	748,455
		8,951,093
	Distributors — 0.1%
707	Pool Corp.	285,275
	Diversified Consumer Services — 0.4%
4,117	Duolingo, Inc. (a)	908,128
	Electric Utilities — 1.7%
21,218	Alliant Energy Corp.	1,069,387
10,624	Evergy, Inc.	567,109
14,628	MGE Energy, Inc.	1,151,516
17,171	Otter Tail Corp.	1,483,575
		4,271,587
	Electrical Equipment — 0.2%
1,094	Eaton Corp. PLC	342,072
2,044	NEXTracker, Inc., Class A (a)	115,016
		457,088
	Electronic Equipment, Instruments & Components — 1.6%
11,425	Amphenol Corp., Class A	1,317,874
1,640	CDW Corp.	419,479
See Notes to Financial Statements

First Trust Nasdaq BuyWrite Income ETF (FTQI)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electronic Equipment, Instruments & Components (Continued)
3,761	Itron, Inc. (a)	$347,967
3,110	Keysight Technologies, Inc. (a)	486,342
2,870	Novanta, Inc. (a)	501,590
1,948	Trimble, Inc. (a)	125,373
2,679	Zebra Technologies Corp., Class A (a)	807,558
		4,006,183
	Energy Equipment & Services — 1.2%
27,431	ChampionX Corp.	984,498
48,167	Patterson-UTI Energy, Inc.	575,114
37,174	ProFrac Holding Corp., Class A (a)	310,775
10,054	Weatherford International PLC (a)	1,160,433
		3,030,820
	Entertainment — 2.5%
12,401	NetEase, Inc., ADR	1,283,131
7,813	Netflix, Inc. (a) (b)	4,745,069
3,081	Take-Two Interactive Software, Inc. (a) (b)	457,498
		6,485,698
	Financial Services — 0.3%
1,288	Jack Henry & Associates, Inc.	223,764
2,096	Visa, Inc., Class A	584,952
		808,716
	Food Products — 0.1%
1,442	Lancaster Colony Corp.	299,402
	Ground Transportation — 0.9%
3,291	Canadian Pacific Kansas City Ltd.	290,168
3,900	J.B. Hunt Transport Services, Inc.	777,075
1,062	Landstar System, Inc.	204,711
1,780	Saia, Inc. (a)	1,041,300
		2,313,254
	Health Care Equipment & Supplies — 1.2%
5,437	Cooper (The) Cos., Inc.	551,638
5,869	Edwards Lifesciences Corp. (a)	560,842
3,188	Hologic, Inc. (a)	248,536
2,879	ICU Medical, Inc. (a)	308,974
2,635	Masimo Corp. (a)	386,950
1,585	ResMed, Inc.	313,878
2,394	RxSight, Inc. (a)	123,482
1,341	Shockwave Medical, Inc. (a)	436,670
1,044	UFP Technologies, Inc. (a)	263,297
		3,194,267
	Health Care Providers & Services — 0.2%
787	CorVel Corp. (a)	206,950
1,986	Ensign Group (The), Inc.	247,098
		454,048
	Health Care Technology — 0.1%
1,635	Veeva Systems, Inc., Class A (a)	378,813
See Notes to Financial Statements

First Trust Nasdaq BuyWrite Income ETF (FTQI)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Hotels, Restaurants & Leisure — 0.2%
3,535	DoorDash, Inc., Class A (a)	$486,840
1,970	MakeMyTrip Ltd. (a)	139,969
		626,809
	Household Durables — 0.0%
322	Cavco Industries, Inc. (a)	128,497
	Household Products — 0.5%
5,886	Colgate-Palmolive Co.	530,034
5,832	Reynolds Consumer Products, Inc.	166,562
2,196	WD-40 Co.	556,269
		1,252,865
	Independent Power and Renewable Electricity Producers — 0.1%
42,229	ReNew Energy Global PLC, Class A (a)	253,374
	Industrial Conglomerates — 0.1%
1,953	General Electric Co.	342,810
	Insurance — 0.5%
1,380	Arch Capital Group Ltd. (a)	127,567
1,498	Erie Indemnity Co., Class A	601,552
1,472	Progressive (The) Corp.	304,439
1,371	Willis Towers Watson PLC	377,025
		1,410,583
	Interactive Media & Services — 8.0%
35,753	Alphabet, Inc., Class A (a) (b)	5,396,200
35,479	Alphabet, Inc., Class C (a) (b)	5,402,033
20,442	Meta Platforms, Inc., Class A (b)	9,926,226
		20,724,459
	IT Services — 2.3%
6,152	Accenture PLC, Class A (b)	2,132,345
24,015	Akamai Technologies, Inc. (a) (b)	2,611,871
2,816	MongoDB, Inc. (a)	1,009,930
698	VeriSign, Inc. (a)	132,278
		5,886,424
	Life Sciences Tools & Services — 2.0%
7,348	Agilent Technologies, Inc.	1,069,207
4,808	Bio-Techne Corp.	338,435
5,222	Bruker Corp.	490,555
3,785	ICON PLC (a)	1,271,571
2,321	Medpace Holdings, Inc. (a)	938,032
240	Mettler-Toledo International, Inc. (a)	319,510
1,536	Repligen Corp. (a)	282,501
949	Waters Corp. (a)	326,674
		5,036,485
	Machinery — 0.7%
997	Caterpillar, Inc.	365,331
1,223	Franklin Electric Co., Inc.	130,628
2,430	Lincoln Electric Holdings, Inc.	620,719
1,892	Nordson Corp.	519,430
515	Parker-Hannifin Corp.	286,232
		1,922,340
See Notes to Financial Statements

First Trust Nasdaq BuyWrite Income ETF (FTQI)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Media — 1.3%
71,900	Comcast Corp., Class A (b)	$3,116,865
4,642	News Corp., Class A	121,528
		3,238,393
	Metals & Mining — 0.2%
2,465	Royal Gold, Inc.	300,262
1,661	Steel Dynamics, Inc.	246,210
		546,472
	Oil, Gas & Consumable Fuels — 1.0%
20,219	APA Corp.	695,129
3,148	Chesapeake Energy Corp.	279,637
42,180	Plains GP Holdings, L.P., Class A (c)	769,785
21,116	TORM PLC, Class A	738,004
		2,482,555
	Passenger Airlines — 0.1%
1,305	Ryanair Holdings PLC, ADR	189,995
	Personal Care Products — 0.2%
3,155	Estee Lauder (The) Cos., Inc., Class A	486,343
	Pharmaceuticals — 1.6%
3,483	Eli Lilly & Co. (b)	2,709,635
24,804	Royalty Pharma PLC, Class A	753,297
16,296	Sanofi, ADR	791,986
		4,254,918
	Real Estate Management & Development — 0.2%
3,120	FirstService Corp.	517,296
	Semiconductors & Semiconductor Equipment — 19.0%
29,952	Advanced Micro Devices, Inc. (a) (b)	5,406,037
20,828	Applied Materials, Inc.	4,295,358
29,182	ARM Holdings PLC, ADR (a)	3,647,458
7,666	Broadcom, Inc. (b)	10,160,593
3,169	Camtek Ltd. (a)	265,467
1,249	Entegris, Inc.	175,534
70,482	Intel Corp. (b)	3,113,190
4,568	MKS Instruments, Inc.	607,544
975	Monolithic Power Systems, Inc.	660,485
1,682	Nova Ltd. (a)	298,353
13,152	NVIDIA Corp. (b)	11,883,621
21,047	QUALCOMM, Inc. (b)	3,563,257
4,022	Silicon Laboratories, Inc. (a)	578,042
6,213	Skyworks Solutions, Inc.	672,992
21,907	Texas Instruments, Inc.	3,816,419
		49,144,350
	Software — 15.3%
8,046	Adobe, Inc. (a) (b)	4,060,012
8,013	Bentley Systems, Inc., Class B	418,439
11,604	Check Point Software Technologies Ltd. (a) (b)	1,903,172
1,380	CommVault Systems, Inc. (a)	139,973
2,084	CyberArk Software Ltd. (a)	553,573
4,052	Descartes Systems Group (The), Inc. (a)	370,880
See Notes to Financial Statements

First Trust Nasdaq BuyWrite Income ETF (FTQI)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
4,929	Intuit, Inc. (b)	$3,203,850
1,917	Manhattan Associates, Inc. (a)	479,691
52,043	Microsoft Corp. (b)	21,895,531
10,918	Oracle Corp. (b)	1,371,410
7,009	PTC, Inc. (a)	1,324,280
4,536	Qualys, Inc. (a)	756,922
4,833	Salesforce, Inc. (b)	1,455,603
1,152	ServiceNow, Inc. (a)	878,285
1,797	Tyler Technologies, Inc. (a)	763,743
		39,575,364
	Specialized REITs — 1.6%
3,872	American Tower Corp.	765,068
3,765	Equinix, Inc. (b)	3,107,367
3,876	PotlatchDeltic Corp.	182,250
		4,054,685
	Specialty Retail — 0.8%
2,295	Five Below, Inc. (a)	416,267
1,176	Lowe’s Cos., Inc.	299,563
2,776	Tractor Supply Co.	726,535
1,197	Ulta Beauty, Inc. (a)	625,887
		2,068,252
	Technology Hardware, Storage & Peripherals — 8.5%
109,563	Apple, Inc. (b)	18,787,863
3,504	Logitech International S.A.	313,153
18,787	NetApp, Inc. (b)	1,972,071
9,834	Seagate Technology Holdings PLC	915,054
		21,988,141
	Textiles, Apparel & Luxury Goods — 0.1%
6,917	Steven Madden Ltd.	292,451
	Trading Companies & Distributors — 0.1%
1,437	Ferguson PLC	313,884
	Water Utilities — 0.0%
4,291	Consolidated Water Co., Ltd.	125,769
	Wireless Telecommunication Services — 1.3%
21,129	T-Mobile US, Inc. (b)	3,448,675
	Total Common Stocks	248,202,104
	(Cost $213,269,201)
MONEY MARKET FUNDS — 5.4%
13,985,882	Dreyfus Government Cash Management Fund, Institutional Shares - 5.20% (d)	13,985,882
	(Cost $13,985,882)
	Total Investments — 101.5%	262,187,986
	(Cost $227,255,083)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (1.6)%
	Call Options Written — (1.6)%
(20)	Nasdaq -100 Index®	$(36,509,380)	$17,750.00	04/19/24	(1,290,300)
See Notes to Financial Statements

First Trust Nasdaq BuyWrite Income ETF (FTQI)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (Continued)
	Call Options Written (Continued)
(20)	Nasdaq -100 Index®	$(36,509,380)	$18,000.00	04/19/24	$(911,460)
(18)	Nasdaq -100 Index®	(32,858,442)	18,250.00	04/19/24	(527,400)
(26)	Nasdaq -100 Index®	(47,462,194)	18,500.00	04/19/24	(510,900)
(18)	Nasdaq -100 Index®	(32,858,442)	18,250.00	05/17/24	(927,270)
	Total Written Options				(4,167,330)
	(Premiums received $4,495,161)
	Net Other Assets and Liabilities — 0.1%				283,075
	Net Assets — 100.0%				$258,303,731

(a)	Non-income producing security.
(b)	All or a portion of this security is pledged as collateral for the options written. At March 31, 2024, the value of these securities amounts to $64,486,210.
(c)	This security is taxed as a “C” corporation for federal income tax purposes.
(d)	Rate shown reflects yield as of March 31, 2024.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 3/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$248,202,104	$248,202,104	$—	$—
Money Market Funds	13,985,882	13,985,882	—	—
Total Investments	$262,187,986	$262,187,986	$—	$—

LIABILITIES TABLE
	Total Value at 3/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(4,167,330)	$(4,167,330)	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Rising Dividend Achievers ETF (RDVY)
Portfolio of Investments
March 31, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Banks — 12.2%
5,681,576	Bank of America Corp.	$215,445,362
2,674,970	East West Bancorp, Inc.	211,616,877
5,708,982	Fifth Third Bancorp	212,431,220
1,057,198	JPMorgan Chase & Co.	211,756,759
1,431,613	M&T Bank Corp.	208,213,795
10,560,869	Regions Financial Corp.	222,200,684
		1,281,664,697
	Chemicals — 1.9%
2,411,705	CF Industries Holdings, Inc.	200,677,973
	Communications Equipment — 2.0%
4,111,683	Cisco Systems, Inc.	205,214,098
	Consumer Finance — 10.2%
920,922	American Express Co.	209,684,730
1,484,208	Capital One Financial Corp.	220,983,729
1,673,192	Discover Financial Services	219,338,739
9,794,770	SLM Corp.	213,428,039
4,815,332	Synchrony Financial	207,637,116
		1,071,072,353
	Financial Services — 12.1%
5,712,225	Equitable Holdings, Inc.	217,121,672
3,275,554	Jackson Financial, Inc., Class A	216,645,142
422,806	Mastercard, Inc., Class A	203,610,685
9,584,780	MGIC Investment Corp.	214,315,681
6,417,370	Radian Group, Inc.	214,789,374
710,800	Visa, Inc., Class A	198,370,064
		1,264,852,618
	Ground Transportation — 2.0%
955,496	Old Dominion Freight Line, Inc.	209,549,828
	Health Care Providers & Services — 1.9%
392,110	Elevance Health, Inc.	203,324,719
	Household Durables — 6.2%
1,326,287	D.R. Horton, Inc.	218,240,526
1,380,338	Garmin Ltd.	205,490,918
1,284,950	Lennar Corp., Class A	220,985,701
		644,717,145
	Insurance — 5.9%
2,384,550	Aflac, Inc.	204,737,463
784,989	Chubb Ltd.	203,414,200
2,030,731	Hartford Financial Services Group (The), Inc.	209,266,829
		617,418,492
Shares	Description	Value

	IT Services — 3.6%
537,064	Accenture PLC, Class A	$186,151,753
2,670,710	Cognizant Technology Solutions Corp., Class A	195,736,336
		381,888,089
	Machinery — 6.0%
3,839,399	Mueller Industries, Inc.	207,058,788
1,700,198	PACCAR, Inc.	210,637,530
695,659	Snap-on, Inc.	206,068,109
		623,764,427
	Media — 4.0%
6,211,318	Interpublic Group of (The) Cos., Inc.	202,675,306
2,180,625	Omnicom Group, Inc.	210,997,275
		413,672,581
	Metals & Mining — 6.1%
1,067,403	Nucor Corp.	211,239,054
627,445	Reliance, Inc.	209,679,570
1,458,917	Steel Dynamics, Inc.	216,255,267
		637,173,891
	Oil, Gas & Consumable Fuels — 10.1%
3,727,020	California Resources Corp.	205,358,802
2,410,262	Chesapeake Energy Corp.	214,103,573
1,638,446	EOG Resources, Inc.	209,458,937
1,808,075	Exxon Mobil Corp.	210,170,638
8,431,877	Magnolia Oil & Gas Corp., Class A	218,807,208
		1,057,899,158
	Semiconductors & Semiconductor Equipment — 8.0%
1,012,760	Applied Materials, Inc.	208,861,495
294,172	KLA Corp.	205,499,734
221,059	Lam Research Corp.	214,774,293
1,203,257	QUALCOMM, Inc.	203,711,410
		832,846,932
	Software — 1.9%
483,130	Microsoft Corp.	203,262,454
	Specialty Retail — 2.2%
708,970	Williams-Sonoma, Inc.	225,119,244
	Technology Hardware, Storage & Peripherals — 1.9%
1,165,477	Apple, Inc.	199,855,996
	Textiles, Apparel & Luxury Goods — 1.8%
2,019,115	NIKE, Inc., Class B	189,756,428
	Total Common Stocks	10,463,731,123
	(Cost $8,999,168,555)
See Notes to Financial Statements

First Trust Rising Dividend Achievers ETF (RDVY)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 0.2%
24,042,510	Dreyfus Government Cash Management Fund, Institutional Shares - 5.20% (a)	$24,042,510
	(Cost $24,042,510)

	Total Investments — 100.2%	10,487,773,633
	(Cost $9,023,211,065)
	Net Other Assets and Liabilities — (0.2)%	(19,165,814)
	Net Assets — 100.0%	$10,468,607,819

(a)	Rate shown reflects yield as of March 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 10,463,731,123	$ 10,463,731,123	$ —	$ —
Money Market Funds	24,042,510	24,042,510	—	—
Total Investments	$10,487,773,633	$10,487,773,633	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Dorsey Wright Focus 5 ETF (FV)
Portfolio of Investments
March 31, 2024  (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 100.0%
	Capital Markets (a) — 100.0%
11,567,787	First Trust Consumer Discretionary AlphaDEX® Fund	$746,551,426
3,630,538	First Trust Dow Jones Internet Index Fund (b)	744,587,038
10,442,064	First Trust Industrials/Producer Durables AlphaDEX® Fund	761,852,989
8,577,590	First Trust Nasdaq Semiconductor ETF	776,614,999
4,044,629	First Trust NASDAQ-100- Technology Sector Index Fund	771,229,858
	Total Exchange-Traded Funds	3,800,836,310
	(Cost $2,857,139,125)
MONEY MARKET FUNDS — 0.0%
2,246,155	Dreyfus Government Cash Management Fund, Institutional Shares - 5.20% (c)	2,246,155
	(Cost $2,246,155)

	Total Investments — 100.0%	3,803,082,465
	(Cost $2,859,385,280)
	Net Other Assets and Liabilities — (0.0)%	(943,019)
	Net Assets — 100.0%	$3,802,139,446

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of March 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange- Traded Funds*	$ 3,800,836,310	$ 3,800,836,310	$ —	$ —
Money Market Funds	2,246,155	2,246,155	—	—
Total Investments	$3,803,082,465	$3,803,082,465	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust RBA American Industrial Renaissance® ETF (AIRR)
Portfolio of Investments
March 31, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Banks — 8.4%
85,175	1st Source Corp.	$4,464,874
199,652	Associated Banc-Corp.	4,294,515
334,723	First Commonwealth Financial Corp.	4,659,344
186,254	First Financial Bancorp	4,175,815
124,667	First Merchants Corp.	4,350,878
602,483	FNB Corp.	8,495,010
269,958	Fulton Financial Corp.	4,289,633
148,867	German American Bancorp, Inc.	5,156,753
97,129	Heartland Financial USA, Inc.	3,414,084
56,894	Lakeland Financial Corp.	3,773,210
94,470	Mercantile Bank Corp.	3,636,150
277,639	Old National Bancorp	4,833,695
27,864	Park National Corp.	3,785,324
149,399	Peoples Bancorp, Inc.	4,423,704
67,665	QCR Holdings, Inc.	4,109,972
54,655	Wintrust Financial Corp.	5,705,436
		73,568,397
	Commercial Services & Supplies — 4.2%
507,405	Aris Water Solutions, Inc., Class A	7,179,781
144,887	Clean Harbors, Inc. (a)	29,167,202
		36,346,983
	Construction & Engineering — 39.9%
925,231	Ameresco, Inc., Class A (a)	22,325,824
314,400	Arcosa, Inc.	26,994,384
120,713	Comfort Systems USA, Inc.	38,351,727
521,474	Construction Partners, Inc., Class A (a)	29,280,765
217,061	Dycom Industries, Inc. (a)	31,154,765
110,511	EMCOR Group, Inc.	38,700,952
484,513	Granite Construction, Inc.	27,680,228
224,734	Limbach Holdings, Inc. (a)	9,308,482
358,102	MasTec, Inc. (a)	33,393,012
1,303,782	MDU Resources Group, Inc.	32,855,307
549,445	Primoris Services Corp.	23,389,874
309,701	Sterling Infrastructure, Inc. (a)	34,163,117
		347,598,437
	Electrical Equipment — 20.7%
1,812,781	Array Technologies, Inc. (a)	27,028,565
166,892	Atkore, Inc.	31,769,561
117,033	Encore Wire Corp.	30,753,932
73,722	Hubbell, Inc.	30,598,316
276,943	Powell Industries, Inc.	39,408,989
1,858,865	Shoals Technologies Group, Inc., Class A (a)	20,782,110
		180,341,473
Shares	Description	Value

	Machinery — 26.7%
309,695	Astec Industries, Inc.	$13,536,769
1,073,663	Blue Bird Corp. (a)	41,164,239
219,955	Douglas Dynamics, Inc.	5,305,315
333,813	Federal Signal Corp.	28,330,709
326,274	Greenbrier (The) Cos., Inc.	16,998,875
1,491,937	Mueller Water Products, Inc., Class A	24,005,266
326,045	Proto Labs, Inc. (a)	11,656,109
91,203	RBC Bearings, Inc. (a)	24,656,731
516,621	Shyft Group (The), Inc.	6,416,433
250,703	SPX Technologies, Inc. (a)	30,869,060
998,703	Wabash National Corp.	29,901,168
		232,840,674
	Total Common Stocks	870,695,964
	(Cost $670,100,040)
MONEY MARKET FUNDS — 0.1%
1,027,616	Dreyfus Government Cash Management Fund, Institutional Shares - 5.20% (b)	1,027,616
	(Cost $1,027,616)

	Total Investments — 100.0%	871,723,580
	(Cost $671,127,656)
	Net Other Assets and Liabilities — (0.0)%	(54,023)
	Net Assets — 100.0%	$871,669,557

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of March 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 870,695,964	$ 870,695,964	$ —	$ —
Money Market Funds	1,027,616	1,027,616	—	—
Total Investments	$871,723,580	$871,723,580	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)
Portfolio of Investments
March 31, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Banks — 9.6%
4,268	JPMorgan Chase & Co.	$854,880
11,297	Popular, Inc.	995,153
8,463	SouthState Corp.	719,609
8,915	Western Alliance Bancorp	572,254
25,249	Zions Bancorp N.A.	1,095,806
		4,237,702
	Capital Markets — 4.9%
7,002	Ares Management Corp., Class A	931,126
6,552	Blackstone, Inc.	860,736
1,864	Evercore, Inc., Class A	358,988
		2,150,850
	Chemicals — 0.9%
2,266	Celanese Corp.	389,435
	Consumer Finance — 7.5%
2,596	Capital One Financial Corp.	386,519
6,819	Discover Financial Services	893,903
40,171	OneMain Holdings, Inc.	2,052,336
		3,332,758
	Containers & Packaging — 2.4%
5,603	Packaging Corp. of America	1,063,337
	Financial Services — 1.0%
3,726	Apollo Global Management, Inc.	418,989
	Health Care Providers & Services — 1.0%
3,809	Cardinal Health, Inc.	426,227
	Health Care REITs — 2.0%
9,388	Welltower, Inc.	877,215
	Hotel & Resort REITs — 2.4%
9,357	Ryman Hospitality Properties, Inc.	1,081,763
	Independent Power and Renewable Electricity Producers — 2.1%
13,318	Vistra Corp.	927,599
	Insurance — 6.3%
8,318	Aflac, Inc.	714,184
6,690	American International Group, Inc.	522,957
34,125	Old Republic International Corp.	1,048,320
2,665	Reinsurance Group of America, Inc.	514,025
		2,799,486
	Machinery — 3.9%
1,015	Caterpillar, Inc.	371,926
Shares	Description	Value

	Machinery (Continued)
1,835	Illinois Tool Works, Inc.	$492,386
2,873	Snap-on, Inc.	851,040
		1,715,352
	Mortgage REITs — 4.5%
98,546	Starwood Property Trust, Inc.	2,003,440
	Oil, Gas & Consumable Fuels — 22.0%
153,869	Antero Midstream Corp.	2,163,398
5,845	Chord Energy Corp.	1,041,813
3,745	ConocoPhillips	476,664
3,321	Diamondback Energy, Inc.	658,123
26,692	DT Midstream, Inc.	1,630,881
7,932	EOG Resources, Inc.	1,014,027
3,551	Marathon Petroleum Corp.	715,526
7,197	Phillips 66	1,175,558
7,692	Targa Resources Corp.	861,427
		9,737,417
	Retail REITs — 6.6%
63,313	Kimco Realty Corp.	1,241,568
10,757	Simon Property Group, Inc.	1,683,363
		2,924,931
	Semiconductors & Semiconductor Equipment — 1.8%
340	Broadcom, Inc.	450,639
1,443	NXP Semiconductors N.V.	357,532
		808,171
	Specialized REITs — 6.5%
16,471	Iron Mountain, Inc.	1,321,139
13,198	Lamar Advertising Co., Class A	1,575,973
		2,897,112
	Specialty Retail — 6.0%
5,993	Dick’s Sporting Goods, Inc.	1,347,586
1,879	Lowe’s Cos., Inc.	478,638
1,909	Penske Automotive Group, Inc.	309,239
1,631	Williams-Sonoma, Inc.	517,891
		2,653,354
	Technology Hardware, Storage & Peripherals — 5.5%
4,937	Dell Technologies, Inc., Class C	563,361
6,892	NetApp, Inc.	723,453
12,379	Seagate Technology Holdings PLC	1,151,866
		2,438,680
See Notes to Financial Statements

First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Trading Companies & Distributors — 2.9%
7,813	Fastenal Co.	$602,695
1,526	Watsco, Inc.	659,186
		1,261,881

	Total Investments — 99.8%	44,145,699
	(Cost $35,190,131)
	Net Other Assets and Liabilities — 0.2%	107,561
	Net Assets — 100.0%	$44,253,260

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 44,145,699	$ 44,145,699	$ —	$ —

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Dorsey Wright International Focus 5 ETF (IFV)
Portfolio of Investments
March 31, 2024  (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 99.9%
	Capital Markets (a) — 99.9%
683,550	First Trust India NIFTY 50 Equal Weight ETF	$38,935,008
716,093	First Trust Japan AlphaDEX® Fund	39,478,207
1,886,759	First Trust Latin America AlphaDEX® Fund	39,055,911
599,024	First Trust Switzerland AlphaDEX® Fund	38,163,819
1,066,947	First Trust United Kingdom AlphaDEX® Fund	40,287,919
	Total Exchange-Traded Funds	195,920,864
	(Cost $171,485,879)
MONEY MARKET FUNDS — 0.1%
124,210	Dreyfus Government Cash Management Fund, Institutional Shares - 5.20% (b)	124,210
	(Cost $124,210)

	Total Investments — 100.0%	196,045,074
	(Cost $171,610,089)
	Net Other Assets and Liabilities — (0.0)%	(49,339)
	Net Assets — 100.0%	$195,995,735

(a)	Represents investments in affiliated funds.
(b)	Rate shown reflects yield as of March 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 195,920,864	$ 195,920,864	$ —	$ —
Money Market Funds	124,210	124,210	—	—
Total Investments	$196,045,074	$196,045,074	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)
Portfolio of Investments
March 31, 2024  (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 100.0%
	Capital Markets (a) — 100.0%
315,904	First Trust Consumer Discretionary AlphaDEX® Fund	$20,387,528
99,146	First Trust Dow Jones Internet Index Fund (b)	20,333,853
1,041,983	First Trust Enhanced Short Maturity ETF	62,123,026
285,161	First Trust Industrials/Producer Durables AlphaDEX® Fund	20,805,347
234,245	First Trust Nasdaq Semiconductor ETF	21,208,542
110,454	First Trust NASDAQ-100- Technology Sector Index Fund	21,061,369

	Total Investments — 100.0%	165,919,665
	(Cost $147,617,635)
	Net Other Assets and Liabilities — 0.0%	49,851
	Net Assets — 100.0%	$165,969,516

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 165,919,665	$ 165,919,665	$ —	$ —

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments
March 31, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.5%
	Aerospace & Defense — 2.4%
4,698	Airbus SE (EUR)	$865,286
4,010	Boeing (The) Co. (b)	773,890
1,891	Lockheed Martin Corp.	860,159
		2,499,335
	Automobile Components — 0.8%
42,900	Denso Corp. (JPY)	817,588
	Automobiles — 3.1%
6,965	Bayerische Motoren Werke AG (EUR)	803,720
65,607	Ford Motor Co.	871,261
10,289	Mercedes-Benz Group AG (EUR)	819,315
4,557	Tesla, Inc. (b)	801,075
		3,295,371
	Banks — 24.5%
41,998	ANZ Group Holdings Ltd. (AUD)	804,617
60,646	Axis Bank Ltd. (INR)	761,470
75,538	Banco Bilbao Vizcaya Argentaria S.A. (EUR) (c)	899,699
186,885	Banco Santander S.A. (EUR)	911,632
22,819	Bank of America Corp.	865,296
2,047,033	Bank of China Ltd., Class H (HKD)	844,768
1,224,234	Bank of Communications Co., Ltd., Class H (HKD)	803,966
367,853	Barclays PLC (GBP)	850,570
12,740	BNP Paribas S.A. (EUR)	905,219
301,959	BOC Hong Kong Holdings Ltd. (HKD)	808,244
2,691,811	China CITIC Bank Corp., Ltd., Class H (HKD)	1,434,138
212,429	China Merchants Bank Co., Ltd., Class H (HKD)	840,010
14,086	Citigroup, Inc.	890,799
32,100	DBS Group Holdings Ltd. (SGD)	856,555
223,831	First Abu Dhabi Bank PJSC (AED)	816,757
14,536	HDFC Bank Ltd., ADR	813,580
107,620	HSBC Holdings PLC (GBP)	840,802
55,042	ICICI Bank Ltd., ADR	1,453,659
2,805,115	Industrial & Commercial Bank of China Ltd., Class H (HKD)	1,412,073
55,536	ING Groep N.V., ADR	915,789
4,334	JPMorgan Chase & Co.	868,100
38,560	Kotak Mahindra Bank Ltd. (INR)	825,501
330,504	Lloyds Banking Group PLC, ADR	856,005
Shares	Description	Value

	Banks (Continued)
115,703	Nordea Bank Abp (EUR)	$1,306,934
1,534,205	Postal Savings Bank of China Co., Ltd., Class H (HKD) (d) (e)	801,709
8,189	Royal Bank of Canada (CAD)	825,943
447,328	Sberbank of Russia PJSC (RUB) (b) (f) (g)	0
14,284	Wells Fargo & Co.	827,901
45,576	Westpac Banking Corp. (AUD)	775,158
		25,816,894
	Broadline Retail — 4.3%
19,926	Alibaba Group Holding Ltd., ADR	1,441,845
8,174	Amazon.com, Inc. (b)	1,474,426
60,250	JD.com, Inc., ADR	1,650,248
		4,566,519
	Capital Markets — 6.3%
14,609	Bank of New York Mellon (The) Corp.	841,770
3,813	CME Group, Inc.	820,901
3,866	Deutsche Boerse AG (EUR)	791,001
2,093	Goldman Sachs Group (The), Inc.	874,225
6,845	London Stock Exchange Group PLC (GBP)	819,879
563	Partners Group Holding AG (CHF)	804,063
1,908	S&P Global, Inc.	811,759
27,320	UBS Group AG (CHF)	840,336
		6,603,934
	Communications Equipment — 1.5%
16,650	Cisco Systems, Inc.	831,001
220,051	Nokia Oyj, ADR	778,981
		1,609,982
	Consumer Finance — 0.8%
3,644	American Express Co.	829,702
	Consumer Staples Distribution & Retail — 1.6%
14,675	Kroger (The) Co.	838,383
13,489	Walmart, Inc.	811,633
		1,650,016
	Diversified Telecommunication Services — 6.5%
84,775	AT&T, Inc.	1,492,040
59,909	Deutsche Telekom AG (EUR)	1,454,243
299,930	Emirates Telecommunications Group Co. PJSC (AED)	1,496,281
2,507	Swisscom AG (CHF)	1,532,805
20,568	Verizon Communications, Inc.	863,033
		6,838,402
See Notes to Financial Statements

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Electric Utilities — 1.5%
67,112	Iberdrola S.A. (EUR)	$832,284
10,971	Verbund AG (EUR)	801,896
		1,634,180
	Financial Services — 3.8%
3,092	Mastercard, Inc., Class A	1,489,015
24,708	PayPal Holdings, Inc. (b)	1,655,189
2,926	Visa, Inc., Class A	816,588
		3,960,792
	Household Durables — 0.8%
9,369	Sony Group Corp., ADR (c)	803,298
	Industrial Conglomerates — 2.1%
7,134	Honeywell International, Inc.	1,464,253
4,103	Siemens AG (EUR)	783,320
		2,247,573
	Insurance — 4.6%
106,527	AIA Group Ltd. (HKD)	715,225
2,902	Allianz SE (EUR)	869,745
10,881	American International Group, Inc.	850,568
22,474	AXA S.A. (EUR)	844,130
11,408	MetLife, Inc.	845,447
183,701	Ping An Insurance Group Co. of China Ltd., Class H (HKD)	775,699
		4,900,814
	Interactive Media & Services — 2.3%
14,778	Baidu, Inc., ADR (b)	1,555,828
23,423	Tencent Holdings Ltd. (HKD)	909,160
		2,464,988
	IT Services — 9.0%
3,736	Accenture PLC, Class A	1,294,935
5,831	Capgemini SE (EUR)	1,341,826
18,660	Cognizant Technology Solutions Corp., Class A	1,367,592
74,544	Infosys Ltd., ADR	1,336,574
7,354	International Business Machines Corp.	1,404,320
29,125	Tata Consultancy Services Ltd. (INR)	1,353,643
233,507	Wipro Ltd., ADR	1,342,665
		9,441,555
	Marine Transportation — 0.7%
586	A.P. Moller - Maersk A/S, Class B (DKK)	762,308
Shares	Description	Value

	Metals & Mining — 1.5%
28,056	BHP Group Ltd. (AUD)	$809,373
12,788	Rio Tinto PLC, ADR	815,107
		1,624,480
	Multi-Utilities — 1.4%
86,629	Engie S.A. (EUR)	1,449,565
	Oil, Gas & Consumable Fuels — 0.8%
42,503	Gazprom PJSC, ADR (b) (f) (g) (h)	0
364,010	Gazprom PJSC (RUB) (b) (f) (g)	0
12,654	Shell PLC, ADR	848,324
		848,324
	Pharmaceuticals — 1.3%
7,963	Zoetis, Inc.	1,347,419
	Semiconductors & Semiconductor Equipment — 7.9%
6,838	Advanced Micro Devices, Inc. (b)	1,234,191
37,926	Infineon Technologies AG (EUR)	1,289,486
31,320	Intel Corp.	1,383,404
14,603	Micron Technology, Inc.	1,721,548
1,560	NVIDIA Corp.	1,409,554
9,688	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,318,052
		8,356,235
	Software — 6.4%
3,533	Microsoft Corp.	1,486,404
12,619	Oracle Corp.	1,585,073
4,779	Salesforce, Inc.	1,439,339
7,439	SAP SE (EUR)	1,448,298
3,075	Workday, Inc., Class A (b)	838,706
		6,797,820
	Specialty Retail — 0.8%
2,162	Home Depot (The), Inc.	829,343
	Technology Hardware, Storage & Peripherals — 1.5%
26,643	Samsung Electronics Co., Ltd. (KRW)	1,599,075
	Wireless Telecommunication Services — 1.3%
107,800	SoftBank Corp. (JPY)	1,382,216
	Total Common Stocks	104,977,728
	(Cost $100,430,203)

See Notes to Financial Statements

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 1.0%
$9,221	Bank of America Corp., 5.32% (i), dated 03/28/24, due 04/01/24, with a maturity value of $9,226. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.50%, due 10/15/26 to 08/15/35. The value of the collateral including accrued interest is $9,405. (j)	$9,221
1,000,000	JPMorgan Chase & Co., 5.32% (i), dated 03/28/24, due 04/01/24, with a maturity value of $1,000,591. Collateralized by U.S. Treasury Securities, interest rates of 0.25% to 5.00%, due 07/31/24 to 06/30/28. The value of the collateral including accrued interest is $1,020,000. (j)	1,000,000
	Total Repurchase Agreements	1,009,221
	(Cost $1,009,221)

	Total Investments — 100.5%	105,986,949
	(Cost $101,439,424)
	Net Other Assets and Liabilities — (0.5)%	(490,213)
	Net Assets — 100.0%	$105,496,736

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)
All or a portion of this security is on loan (see Note 2G -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities, including those sold and pending
settlement, is $974,463 and the total value of the collateral held by the Fund is $1,009,221.

(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2024, securities noted
as such are valued at $0 or 0.0% of net assets.

(g)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(h)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(i)	Rate shown reflects yield as of March 31, 2024.
(j)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AED	– United Arab Emirates Dirham
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
INR	– Indian Rupee
JPY	– Japanese Yen
KRW	– South Korean Won
RUB	– Russian Ruble
SGD	– Singapore Dollar
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
USD	55.3%
EUR	17.4
HKD	8.8
CHF	3.0
INR	2.8
GBP	2.4
AUD	2.2
AED	2.2
JPY	2.1
KRW	1.5
SGD	0.8
CAD	0.8
DKK	0.7
RUB	0.0‡
Total	100.0%

‡	Investments are valued at $0.

See Notes to Financial Statements

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Country Allocation†	% of Net Assets
United States	39.3%
Germany	7.8
India	7.5
China	6.6
Cayman Islands	5.3
United Kingdom	4.8
France	4.3
Switzerland	3.0
Japan	2.8
Spain	2.5
Australia	2.3
United Arab Emirates	2.2
Finland	2.0
Netherlands	1.7
South Korea	1.5
Hong Kong	1.4
Taiwan	1.2
Ireland	1.2
Singapore	0.8
Canada	0.8
Austria	0.8
Denmark	0.7
Russia	0.0††
Total Investments	100.5
Net Other Assets and Liabilities	(0.5)
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
††	Investments are valued at $0.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Banks	$ 25,816,894	$ 25,816,894	$ —	$ —**
Oil, Gas & Consumable Fuels	848,324	848,324	—	—**
Other Industry Categories*	78,312,510	78,312,510	—	—
Repurchase Agreements	1,009,221	—	1,009,221	—
Total Investments	$105,986,949	$104,977,728	$1,009,221	$—**

*	See Portfolio of Investments for industry breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2F - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$974,463
Non-cash Collateral(2)	(974,463)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At March 31, 2024, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
See Notes to Financial Statements

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$1,009,221
Non-cash Collateral(4)	(1,009,221)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At March 31, 2024, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Portfolio of Investments
March 31, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.8%
	Aerospace & Defense — 4.5%
74,806	AeroVironment, Inc. (b)	$11,466,264
116,665	Kratos Defense & Security Solutions, Inc. (b)	2,144,303
4,616	Northrop Grumman Corp.	2,209,494
2,023,216	QinetiQ Group PLC (GBP)	9,325,741
		25,145,802
	Air Freight & Logistics — 0.4%
41,112	GXO Logistics, Inc. (b)	2,210,181
	Automobile Components — 8.2%
26,770	Aptiv PLC (b)	2,132,230
115,600	Denso Corp. (JPY)	2,203,105
259,640	Gentex Corp.	9,378,197
3,968,467	Luminar Technologies, Inc. (b) (c)	7,817,880
38,606	Magna International, Inc.	2,103,255
372,385	Mobileye Global, Inc., Class A (b) (c)	11,972,178
818,359	Valeo SE (EUR)	10,232,688
		45,839,533
	Automobiles — 0.6%
370,080	NIO, Inc., ADR (b) (c)	1,665,360
10,541	Tesla, Inc. (b)	1,853,002
		3,518,362
	Biotechnology — 1.5%
1,426,261	Exscientia PLC, ADR (b) (c)	8,158,213
	Broadline Retail — 1.2%
28,745	Alibaba Group Holding Ltd., ADR	2,079,988
12,039	Amazon.com, Inc. (b)	2,171,595
94,074	JD.com, Inc., ADR	2,576,687
		6,828,270
	Consumer Finance — 1.8%
368,335	Upstart Holdings, Inc. (b) (c)	9,904,528
	Consumer Staples Distribution & Retail — 1.5%
1,466,178	Ocado Group PLC (GBP) (b)	8,421,780
	Electrical Equipment — 3.8%
87,972	ABB Ltd. (CHF)	4,086,208
19,916	Emerson Electric Co.	2,258,873
133,700	Mitsubishi Electric Corp. (JPY)	2,227,009
107,200	NIDEC CORP. (JPY)	4,407,536
14,271	Rockwell Automation, Inc.	4,157,570
17,919	Schneider Electric SE (EUR)	4,052,948
		21,190,144
Shares	Description	Value

	Electronic Equipment, Instruments & Components — 8.7%
103,122	Cognex Corp.	$4,374,435
436,648	Delta Electronics, Inc. (TWD)	4,672,987
181,696	FARO Technologies, Inc. (b)	3,908,281
808,750	Hexagon AB, Class B (SEK)	9,572,928
8,700	Keyence Corp. (JPY)	4,028,161
109,700	Omron Corp. (JPY)	3,907,401
799,100	Topcon Corp. (JPY)	9,187,697
192,400	Yokogawa Electric Corp. (JPY)	4,414,092
14,556	Zebra Technologies Corp., Class A (b)	4,387,761
		48,453,743
	Health Care Equipment & Supplies — 2.0%
10,550	Intuitive Surgical, Inc. (b)	4,210,399
25,527	Medtronic PLC	2,224,678
81,096	Omnicell, Inc. (b)	2,370,436
6,096	Stryker Corp.	2,181,576
		10,987,089
	Household Durables — 0.4%
24,600	Sony Group Corp. (JPY)	2,101,189
	Industrial Conglomerates — 0.4%
10,749	Siemens AG (EUR)	2,052,133
	Interactive Media & Services — 2.4%
15,369	Alphabet, Inc., Class A (b)	2,319,643
21,000	Baidu, Inc., ADR (b)	2,210,880
53,163	Kakao Corp. (KRW)	2,148,239
4,342	Meta Platforms, Inc., Class A	2,108,388
14,531	NAVER Corp. (KRW)	2,019,499
60,097	Tencent Holdings Ltd. (HKD)	2,332,657
		13,139,306
	IT Services — 0.8%
19,185	Akamai Technologies, Inc. (b)	2,086,561
11,501	International Business Machines Corp.	2,196,231
		4,282,792
	Life Sciences Tools & Services — 2.4%
67,830	Illumina, Inc. (b)	9,314,415
10,389	Tecan Group AG (CHF)	4,306,047
		13,620,462
	Machinery — 10.0%
982,649	3D Systems (b)	4,362,962
64,704	ANDRITZ AG (EUR)	4,034,794
107,897	ATS Corp. (CAD) (b)	3,630,686
171,700	Daifuku Co., Ltd. (JPY)	4,093,442
5,829	Deere & Co.	2,394,203
See Notes to Financial Statements

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Machinery (Continued)
183,920	Duerr AG (EUR)	$4,250,215
139,300	FANUC (JPY)	3,883,247
75,000	Hirata Corp. (JPY)	3,849,584
40,088	John Bean Technologies Corp.	4,204,830
77,100	Kawasaki Heavy Industries Ltd. (JPY)	2,523,652
111,671	Proto Labs, Inc. (b)	3,992,238
165,900	Shibaura Machine Co., Ltd. (JPY)	3,994,620
54,009	Symbotic, Inc. (b)	2,430,405
155,280	Valmet Oyj (EUR) (c)	4,085,919
99,500	Yaskawa Electric Corp. (JPY)	4,209,262
		55,940,059
	Pharmaceuticals — 0.4%
13,186	Johnson & Johnson	2,085,893
	Semiconductors & Semiconductor Equipment — 9.0%
21,130	Advanced Micro Devices, Inc. (b)	3,813,754
169,824	Ambarella, Inc. (b)	8,621,964
49,430	Intel Corp.	2,183,323
5,963	KLA Corp.	4,165,573
44,897	Micron Technology, Inc.	5,292,907
5,142	NVIDIA Corp.	4,646,106
16,290	NXP Semiconductors N.V.	4,036,173
25,782	QUALCOMM, Inc.	4,364,893
248,100	Renesas Electronics Corp. (JPY)	4,398,866
31,617	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	4,301,493
39,272	Teradyne, Inc.	4,431,060
		50,256,112
	Software — 38.2%
28,383	ANSYS, Inc. (b)	9,853,442
272,156	Appian Corp., Class A (b)	10,872,632
8,243	Autodesk, Inc. (b)	2,146,642
3,411,740	BlackBerry Ltd. (b) (c)	9,416,402
256,549	C3.ai, Inc., Class A (b) (c)	6,944,781
31,161	Cadence Design Systems, Inc. (b)	9,699,796
809,960	CCC Intelligent Solutions Holdings, Inc. (b)	9,687,122
636,553	Cerence, Inc. (b)	10,025,710
2,100,879	Darktrace PLC (GBP) (b)	11,582,279
202,955	Dassault Systemes SE (EUR)	8,986,065
191,416	Dynatrace, Inc. (b)	8,889,359
5,144	Microsoft Corp.	2,164,184
38,689	Nice Ltd., ADR (b)	10,083,127
378,175	Palantir Technologies, Inc., Class A (b)	8,701,807
Shares	Description	Value

	Software (Continued)
30,542	Palo Alto Networks, Inc. (b)	$8,677,899
145,828	Pegasystems, Inc.	9,426,322
224,300	PKSHA Technology, Inc. (JPY) (b)	8,001,189
265,304	PROS Holdings, Inc. (b)	9,638,494
11,628	PTC, Inc. (b)	2,196,994
6,890	Salesforce, Inc.	2,075,130
666,126	Selvas AI, Inc. (KRW) (b)	9,232,989
336,693	SentinelOne, Inc., Class A (b)	7,848,314
12,296	ServiceNow, Inc. (b)	9,374,470
16,532	Synopsys, Inc. (b)	9,448,038
399,353	UiPath, Inc., Class A (b)	9,053,333
32,188	Workday, Inc., Class A (b)	8,779,277
		212,805,797
	Technology Hardware, Storage & Peripherals — 1.2%
11,773	Apple, Inc.	2,018,834
38,605	Samsung Electronics Co., Ltd. (KRW)	2,317,017
131,600	Seiko Epson Corp. (JPY) (c)	2,290,699
		6,626,550
	Wireless Telecommunication Services — 0.4%
36,200	SoftBank Group Corp. (JPY)	2,143,113
	Total Common Stocks	555,711,051
	(Cost $538,440,721)
MONEY MARKET FUNDS — 0.1%
626,210	Dreyfus Government Cash Management Fund, Institutional Shares - 5.20% (d)	626,210
	(Cost $626,210)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 6.5%
$12,716,325	Bank of America Corp., 5.32% (d), dated 03/28/24, due 04/01/24, with a maturity value of $12,723,842. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.50%, due 10/15/26 to 08/15/35. The value of the collateral including accrued interest is $12,970,652. (e)	12,716,325
See Notes to Financial Statements

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS (Continued)
$12,716,325	Daiwa Capital Markets America, Inc., 5.35% (d), dated 03/28/24, due 04/01/24, with a maturity value of $12,723,884. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.13%, due 06/11/24 to 02/15/42. The value of the collateral including accrued interest is $12,970,653. (e)	$12,716,325
10,899,707	JPMorgan Chase & Co., 5.32% (d), dated 03/28/24, due 04/01/24, with a maturity value of $10,906,150. Collateralized by U.S. Treasury Securities, interest rates of 0.25% to 5.00%, due 07/31/24 to 06/30/28. The value of the collateral including accrued interest is $11,117,701. (e)	10,899,707
	Total Repurchase Agreements	36,332,357
	(Cost $36,332,357)

	Total Investments — 106.4%	592,669,618
	(Cost $575,399,288)
	Net Other Assets and Liabilities — (6.4)%	(35,570,731)
	Net Assets — 100.0%	$557,098,887

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)
All or a portion of this security is on loan (see Note 2G -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities, including those sold and pending
settlement, is $34,447,363 and the total value of the collateral held by the Fund is $36,332,357.

(d)	Rate shown reflects yield as of March 31, 2024.
(e)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
SEK	– Swedish Krona
TWD	– New Taiwan Dollar
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
USD	69.1%
JPY	12.1
EUR	6.4
GBP	4.9
KRW	2.7
SEK	1.6
CHF	1.4
TWD	0.8
CAD	0.6
HKD	0.4
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 555,711,051	$ 555,711,051	$ —	$ —
Money Market Funds	626,210	626,210	—	—
Repurchase Agreements	36,332,357	—	36,332,357	—
Total Investments	$592,669,618	$556,337,261	$36,332,357	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2F - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$34,447,363
Non-cash Collateral(2)	(34,447,363)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At March 31, 2024, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$36,332,357
Non-cash Collateral(4)	(36,332,357)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At March 31, 2024, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust International Developed Capital Strength ETF (FICS)
Portfolio of Investments
March 31, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.5%
	Aerospace & Defense — 9.1%
13,226	Airbus SE (EUR)	$2,435,989
131,672	BAE Systems PLC (GBP)	2,242,728
11,068	Safran S.A. (EUR)	2,508,155
11,639	Thales S.A. (EUR)	1,984,598
		9,171,470
	Air Freight & Logistics — 1.7%
10,729	DSV A/S (DKK)	1,741,134
	Beverages — 3.5%
13,673	Carlsberg A/S, Class B (DKK)	1,866,086
45,194	Diageo PLC (GBP)	1,668,750
		3,534,836
	Building Products — 2.3%
81,879	Assa Abloy AB, Class B (SEK)	2,349,126
	Capital Markets — 4.4%
10,166	Deutsche Boerse AG (EUR)	2,080,010
86,300	Japan Exchange Group, Inc. (JPY)	2,328,811
		4,408,821
	Chemicals — 2.6%
59,000	Shin-Etsu Chemical Co., Ltd. (JPY)	2,574,673
	Consumer Staples Distribution & Retail — 1.8%
31,633	Alimentation Couche-Tard, Inc. (CAD)	1,805,431
	Electrical Equipment — 7.0%
51,256	ABB Ltd. (CHF)	2,380,788
19,834	Legrand S.A. (EUR)	2,101,710
11,333	Schneider Electric SE (EUR)	2,563,316
		7,045,814
	Entertainment — 2.2%
41,500	Nintendo Co., Ltd. (JPY)	2,264,160
	Financial Services — 2.3%
93,265	Investor AB, Class B (SEK)	2,340,774
	Food Products — 1.6%
15,373	Nestle S.A. (CHF)	1,632,161
	Hotels, Restaurants & Leisure — 5.8%
29,699	Amadeus IT Group S.A. (EUR)	1,904,509
68,746	Aristocrat Leisure Ltd. (AUD)	1,926,323
68,447	Compass Group PLC (GBP)	2,006,846
		5,837,678
	Household Products — 1.3%
23,528	Reckitt Benckiser Group PLC (GBP)	1,339,876
	Insurance — 6.3%
7,375	Allianz SE (EUR)	2,210,328
Shares	Description	Value

	Insurance (Continued)
7,828	Hannover Rueck SE (EUR)	$2,142,564
3,634	Zurich Insurance Group AG (CHF)	1,959,543
		6,312,435
	IT Services — 3.6%
17,377	CGI, Inc. (CAD) (b)	1,917,108
11,500	Obic Co., Ltd. (JPY)	1,733,205
		3,650,313
	Machinery — 4.1%
41,892	Kone Oyj, Class B (EUR)	1,949,726
100,594	Sandvik AB (SEK)	2,233,856
		4,183,582
	Marine Transportation — 1.7%
6,112	Kuehne + Nagel International AG (CHF)	1,701,072
	Metals & Mining — 1.7%
60,476	BHP Group Ltd. (AUD)	1,744,640
	Oil, Gas & Consumable Fuels — 3.2%
25,633	TotalEnergies SE (EUR)	1,755,215
73,893	Woodside Energy Group Ltd. (AUD)	1,468,644
		3,223,859
	Personal Care Products — 3.7%
4,221	L’Oreal S.A. (EUR)	1,997,542
35,031	Unilever PLC (GBP)	1,757,740
		3,755,282
	Pharmaceuticals — 11.0%
13,400	AstraZeneca PLC (GBP)	1,805,947
56,324	Chugai Pharmaceutical Co., Ltd. (JPY)	2,145,357
95,600	GSK PLC (GBP)	2,061,620
97,100	Ono Pharmaceutical Co., Ltd. (JPY)	1,588,828
6,332	Roche Holding AG (CHF)	1,612,752
36,100	Shionogi & Co., Ltd. (JPY)	1,844,110
		11,058,614
	Professional Services — 7.9%
103,459	Computershare Ltd. (AUD)	1,760,307
20,258	SGS S.A. (CHF)	1,965,488
13,928	Thomson Reuters Corp. (CAD)	2,167,526
13,473	Wolters Kluwer N.V. (EUR)	2,110,539
		8,003,860
	Software — 4.5%
818	Constellation Software, Inc. (CAD)	2,234,395
146,974	Sage Group (The) PLC (GBP)	2,347,540
		4,581,935
See Notes to Financial Statements

First Trust International Developed Capital Strength ETF (FICS)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Specialty Retail — 2.4%
48,552	Industria de Diseno Textil S.A. (EUR)	$2,444,597
	Trading Companies & Distributors — 3.8%
23,589	Brenntag SE (EUR)	1,987,064
48,562	Bunzl PLC (GBP)	1,868,193
		3,855,257
	Total Common Stocks	100,561,400
	(Cost $88,608,402)
WARRANTS (a) — 0.0%
	Software — 0.0%
753	Constellation Software, Inc., expiring 8/22/2028 (CAD) (b) (c) (d) (e)	0
	(Cost $0)
MONEY MARKET FUNDS — 0.1%
123,105	Dreyfus Government Cash Management Fund, Institutional Shares - 5.20% (f)	123,105
	(Cost $123,105)

	Total Investments — 99.6%	100,684,505
	(Cost $88,731,507)
	Net Other Assets and Liabilities — 0.4%	379,427
	Net Assets — 100.0%	$101,063,932

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(d)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2024, securities noted
as such are valued at $0 or 0.0% of net assets.

(e)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(f)	Rate shown reflects yield as of March 31, 2024.

Abbreviations throughout the Portfolio of Investments:
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
JPY	– Japanese Yen
SEK	– Swedish Krona
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
EUR	31.9%
GBP	17.0
JPY	14.4
CHF	11.2
CAD	8.1
SEK	6.9
AUD	6.8
DKK	3.6
USD	0.1
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 100,561,400	$ 100,561,400	$ —	$ —
Warrants*	—**	—	—	—**
Money Market Funds	123,105	123,105	—	—
Total Investments	$100,684,505	$100,684,505	$—	$—**

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.
See Notes to Financial Statements

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First Trust Exchange-Traded Fund VI
Statements of Assets and Liabilities
March 31, 2024 (Unaudited)

	First Trust NASDAQ Technology Dividend Index Fund (TDIV)	Multi-Asset Diversified Income Index Fund (MDIV)	First Trust S&P International Dividend Aristocrats ETF (FID)
ASSETS:
Investments, at value - Unaffiliated	$2,400,961,970	$346,929,012	$77,906,375
Investments, at value - Affiliated	—	85,344,245	—
Total investments, at value	2,400,961,970	432,273,257	77,906,375
Cash	773,196	703,613	—
Foreign currency, at value	—	—	56,367
Due from broker	—	—	—
Receivables:
Investment securities sold	31,306,998	3,179,378	—
Capital shares sold	3,484,268	—	808,922
Dividends	3,373,574	2,174,063	493,798
Reclaims	469,964	—	227,027
Interest	—	—	—
Securities lending income	—	—	—
Total Assets	2,440,369,970	438,330,311	79,492,489

LIABILITIES:
Options contracts written, at value	—	—	—
Due to custodian	—	—	42,781
Payables:
Capital shares redeemed	31,358,412	—	—
Investment securities purchased	3,478,555	4,483,885	802,144
Investment advisory fees	1,039,654	176,498	38,735
Deferred foreign capital gains tax	—	—	—
Collateral for securities on loan	—	—	—
Total Liabilities	35,876,621	4,660,383	883,660
NET ASSETS	$2,404,493,349	$433,669,928	$78,608,829

NET ASSETS consist of:
Paid-in capital	$1,975,523,113	$668,100,636	$89,119,077
Par value	345,050	274,000	49,500
Accumulated distributable earnings (loss)	428,625,186	(234,704,708)	(10,559,748)
NET ASSETS	$2,404,493,349	$433,669,928	$78,608,829
NET ASSET VALUE, per share	$69.69	$15.83	$15.88
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	34,505,000	27,400,002	4,950,002
Investments, at cost - Unaffiliated	$1,863,384,598	$312,796,844	$77,393,766
Investments, at cost - Affiliated	$—	$97,599,099	$—
Total investments, at cost	$1,863,384,598	$410,395,943	$77,393,766
Foreign currency, at cost (proceeds)	$—	$—	$56,267
Premiums received on options contracts written	$—	$—	$—
Securities on loan, at value	$—	$—	$—
See Notes to Financial Statements

First Trust BuyWrite Income ETF (FTHI)	First Trust Nasdaq BuyWrite Income ETF (FTQI)	First Trust Rising Dividend Achievers ETF (RDVY)	First Trust Dorsey Wright Focus 5 ETF (FV)	First Trust RBA American Industrial Renaissance® ETF (AIRR)	First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)

$557,586,603	$262,187,986	$10,487,773,633	$2,246,155	$871,723,580	$44,145,699
—	—	—	3,800,836,310	—	—
557,586,603	262,187,986	10,487,773,633	3,803,082,465	871,723,580	44,145,699
430,153	225,898	2,182,371	—	99,153	6,825
—	—	—	—	—	—
15,359	21,851	—	—	—	—

—	—	21,057,314	—	—	—
—	2,049,856	8,428,831	—	16,747,359	—
467,676	102,346	14,310,350	1,749	300,528	122,504
7,830	305	—	—	—	—
26,689	38,912	—	—	—	—
—	—	—	—	—	—
558,534,310	264,627,154	10,533,752,499	3,803,084,214	888,870,620	44,275,028

10,857,911	4,167,330	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—
—	2,006,269	60,937,236	—	16,729,037	—
331,071	149,824	4,207,444	944,768	472,026	21,768
—	—	—	—	—	—
—	—	—	—	—	—
11,188,982	6,323,423	65,144,680	944,768	17,201,063	21,768
$547,345,328	$258,303,731	$10,468,607,819	$3,802,139,446	$871,669,557	$44,253,260

$521,691,591	$247,630,413	$9,362,989,342	$3,566,678,551	$711,723,481	$66,958,357
244,242	126,000	1,863,000	664,500	129,500	13,000
25,409,495	10,547,318	1,103,755,477	234,796,395	159,816,576	(22,718,097)
$547,345,328	$258,303,731	$10,468,607,819	$3,802,139,446	$871,669,557	$44,253,260
$22.41	$20.50	$56.19	$57.22	$67.31	$34.04
24,424,201	12,600,002	186,300,002	66,450,002	12,950,002	1,300,002
$458,135,653	$227,255,083	$9,023,211,065	$2,246,155	$671,127,656	$35,190,131
$—	$—	$—	$2,857,139,125	$—	$—
$458,135,653	$227,255,083	$9,023,211,065	$2,859,385,280	$671,127,656	$35,190,131
$—	$—	$—	$—	$—	$—
$7,123,521	$4,495,161	$—	$—	$—	$—
$—	$—	$—	$—	$—	$—
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Assets and Liabilities (Continued)
March 31, 2024 (Unaudited)

	First Trust Dorsey Wright International Focus 5 ETF (IFV)	First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)	First Trust Indxx Innovative Transaction & Process ETF (LEGR)
ASSETS:
Investments, at value - Unaffiliated	$124,210	$—	$105,986,949
Investments, at value - Affiliated	195,920,864	165,919,665	—
Total investments, at value	196,045,074	165,919,665	105,986,949
Cash	—	—	—
Foreign currency, at value	—	—	12,012
Due from broker	—	—	—
Receivables:
Investment securities sold	—	399,999	100,655
Capital shares sold	—	—	—
Dividends	103	260,175	303,579
Reclaims	—	—	259,656
Interest	—	—	—
Securities lending income	—	—	96
Total Assets	196,045,177	166,579,839	106,662,947

LIABILITIES:
Options contracts written, at value	—	—	—
Due to custodian	—	568,008	58,597
Payables:
Capital shares redeemed	—	—	—
Investment securities purchased	—	—	—
Investment advisory fees	49,442	42,315	57,597
Deferred foreign capital gains tax	—	—	40,796
Collateral for securities on loan	—	—	1,009,221
Total Liabilities	49,442	610,323	1,166,211
NET ASSETS	$195,995,735	$165,969,516	$105,496,736

NET ASSETS consist of:
Paid-in capital	$327,287,071	$239,292,225	$105,680,568
Par value	97,500	48,000	24,500
Accumulated distributable earnings (loss)	(131,388,836)	(73,370,709)	(208,332)
NET ASSETS	$195,995,735	$165,969,516	$105,496,736
NET ASSET VALUE, per share	$20.10	$34.58	$43.06
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	9,750,002	4,800,002	2,450,002
Investments, at cost - Unaffiliated	$124,210	$—	$101,439,424
Investments, at cost - Affiliated	$171,485,879	$147,617,635	$—
Total investments, at cost	$171,610,089	$147,617,635	$101,439,424
Foreign currency, at cost (proceeds)	$—	$—	$12,031
Premiums received on options contracts written	$—	$—	$—
Securities on loan, at value	$—	$—	$974,463
See Notes to Financial Statements

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)	First Trust International Developed Capital Strength ETF (FICS)

$592,669,618	$100,684,505
—	—
592,669,618	100,684,505
8,519,180	—
207,001	84,544
—	—

—	—
—	—
671,600	226,896
115,295	126,828
—	—
73,995	—
602,256,689	101,122,773

—	—
—	—

—	—
8,519,180	—
306,265	58,841
—	—
36,332,357	—
45,157,802	58,841
$557,098,887	$101,063,932

$604,274,891	$94,683,315
123,500	29,000
(47,299,504)	6,351,617
$557,098,887	$101,063,932
$45.11	$34.85
12,350,002	2,900,002
$575,399,288	$88,731,507
$—	$—
$575,399,288	$88,731,507
$206,890	$84,808
$—	$—
$34,447,363	$—
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Operations
For the Six Months Ended March 31, 2024 (Unaudited)

	First Trust NASDAQ Technology Dividend Index Fund (TDIV)	Multi-Asset Diversified Income Index Fund (MDIV)	First Trust S&P International Dividend Aristocrats ETF (FID)
INVESTMENT INCOME:
Dividends - Unaffiliated	$28,265,842	$9,335,365	$1,387,999
Dividends - Affiliated	—	2,776,099	—
Interest	—	—	—
Securities lending income (net of fees)	—	—	—
Foreign withholding tax	(852,106)	—	(139,594)
Total investment income	27,413,736	12,111,464	1,248,405

EXPENSES:
Investment advisory fees	5,493,094	1,282,186	221,256
Total expenses	5,493,094	1,282,186	221,256
Less fees waived by the investment advisor	—	(256,318)	—
Net expenses	5,493,094	1,025,868	221,256
NET INVESTMENT INCOME (LOSS)	21,920,642	11,085,596	1,027,149

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments - Unaffiliated	(24,588,362)	4,880,762	(2,477,015)
Investments - Affiliated	—	(722,474)	—
In-kind redemptions - Unaffiliated	174,080,125	4,420,577	426,971
In-kind redemptions - Affiliated	—	117,730	—
Written options contracts	—	—	—
Foreign currency transactions	10,402	—	(62,026)
Foreign capital gains tax	—	—	—
Net realized gain (loss)	149,502,165	8,696,595	(2,112,070)
Net change in unrealized appreciation (depreciation) on:
Investments - Unaffiliated	321,793,352	24,131,639	8,200,633
Investments - Affiliated	—	4,824,141	—
Written options contracts	—	—	—
Foreign currency translation	(6,180)	—	2,142
Deferred foreign capital gains tax	—	—	—
Net change in unrealized appreciation (depreciation)	321,787,172	28,955,780	8,202,775
NET REALIZED AND UNREALIZED GAIN (LOSS)	471,289,337	37,652,375	6,090,705
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$493,209,979	$48,737,971	$7,117,854
See Notes to Financial Statements

First Trust BuyWrite Income ETF (FTHI)	First Trust Nasdaq BuyWrite Income ETF (FTQI)	First Trust Rising Dividend Achievers ETF (RDVY)	First Trust Dorsey Wright Focus 5 ETF (FV)	First Trust RBA American Industrial Renaissance® ETF (AIRR)	First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)

$3,663,030	$846,071	$125,631,167	$1,748	$2,675,731	$853,181
—	—	—	7,965,341	—	—
15,359	21,851	—	—	—	—
—	—	—	—	3	—
(39,925)	(212)	(305,642)	—	—	(1,198)
3,638,464	867,710	125,325,525	7,967,089	2,675,734	851,983

1,498,806	590,152	21,608,426	5,000,778	2,158,699	126,173
1,498,806	590,152	21,608,426	5,000,778	2,158,699	126,173
—	—	—	—	—	—
1,498,806	590,152	21,608,426	5,000,778	2,158,699	126,173
2,139,658	277,558	103,717,099	2,966,311	517,035	725,810

(5,532,925)	(262,558)	(177,894,624)	—	(10,305,635)	(1,529,236)
—	—	—	(38,921)	—	—
4,160,482	—	656,305,757	—	22,266,475	735,661
—	—	—	17,574,106	—	—
(23,735,403)	(8,797,402)	—	—	—	—
—	(30)	—	—	—	—
—	—	—	—	—	—
(25,107,846)	(9,059,990)	478,411,133	17,535,185	11,960,840	(793,575)

83,194,505	30,360,560	1,359,659,811	—	171,048,938	9,401,595
—	—	—	844,889,769	—	—
(5,706,915)	(211,882)	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
77,487,590	30,148,678	1,359,659,811	844,889,769	171,048,938	9,401,595
52,379,744	21,088,688	1,838,070,944	862,424,954	183,009,778	8,608,020
$54,519,402	$21,366,246	$1,941,788,043	$865,391,265	$183,526,813	$9,333,830
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Operations (Continued)
For the Six Months Ended March 31, 2024 (Unaudited)

	First Trust Dorsey Wright International Focus 5 ETF (IFV)	First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)	First Trust Indxx Innovative Transaction & Process ETF (LEGR)
INVESTMENT INCOME:
Dividends - Unaffiliated	$103	$97	$1,016,555
Dividends - Affiliated	2,730,901	2,436,224	—
Interest	—	—	—
Securities lending income (net of fees)	—	—	481
Foreign withholding tax	—	—	(51,458)
Total investment income	2,731,004	2,436,321	965,578

EXPENSES:
Investment advisory fees	288,836	269,004	325,493
Total expenses	288,836	269,004	325,493
Less fees waived by the investment advisor	—	—	—
Net expenses	288,836	269,004	325,493
NET INVESTMENT INCOME (LOSS)	2,442,168	2,167,317	640,085

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments - Unaffiliated	—	—	1,937,000
Investments - Affiliated	(1,965,715)	(9,144,144)	—
In-kind redemptions - Unaffiliated	—	—	789,469
In-kind redemptions - Affiliated	6,200,544	3,541,823	—
Written options contracts	—	—	—
Foreign currency transactions	—	—	(1,126)
Foreign capital gains tax	—	—	(6,834)
Net realized gain (loss)	4,234,829	(5,602,321)	2,718,509
Net change in unrealized appreciation (depreciation) on:
Investments - Unaffiliated	—	—	12,550,677
Investments - Affiliated	16,887,868	22,150,486	—
Written options contracts	—	—	—
Foreign currency translation	—	—	4,710
Deferred foreign capital gains tax	—	—	(8,463)
Net change in unrealized appreciation (depreciation)	16,887,868	22,150,486	12,546,924
NET REALIZED AND UNREALIZED GAIN (LOSS)	21,122,697	16,548,165	15,265,433
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$23,564,865	$18,715,482	$15,905,518
See Notes to Financial Statements

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)	First Trust International Developed Capital Strength ETF (FICS)

$1,632,273	$814,240
—	—
—	—
488,098	—
(172,543)	(73,318)
1,947,828	740,922

1,532,364	280,337
1,532,364	280,337
—	—
1,532,364	280,337
415,464	460,585

(6,297,062)	(3,035,437)
—	—
14,701,453	—
—	—
—	—
(150)	(5,130)
—	—
8,404,241	(3,040,567)

40,951,783	14,299,104
—	—
—	—
93	3,840
—	—
40,951,876	14,302,944
49,356,117	11,262,377
$49,771,581	$11,722,962
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Changes in Net Assets

	First Trust NASDAQ Technology Dividend Index Fund (TDIV)		Multi-Asset Diversified Income Index Fund (MDIV)
	Six Months Ended 3/31/2024 (Unaudited)	Year Ended 9/30/2023	Six Months Ended 3/31/2024 (Unaudited)	Year Ended 9/30/2023
OPERATIONS:
Net investment income (loss)	$21,920,642	$35,200,312	$11,085,596	$22,824,166
Net realized gain (loss)	149,502,165	7,747,892	8,696,595	(27,278,740)
Net change in unrealized appreciation (depreciation)	321,787,172	390,553,941	28,955,780	38,134,708
Net increase (decrease) in net assets resulting from operations	493,209,979	433,502,145	48,737,971	33,680,134

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(22,419,135)	(35,705,702)	(14,622,506)	(21,473,782)
Return of capital	—	—	—	(6,890,270)
Total distributions to shareholders	(22,419,135)	(35,705,702)	(14,622,506)	(28,364,052)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	397,301,410	225,058,215	22,115,868	40,866,513
Cost of shares redeemed	(403,767,535)	(113,296,985)	(35,845,100)	(78,999,844)
Net increase (decrease) in net assets resulting from shareholder transactions	(6,466,125)	111,761,230	(13,729,232)	(38,133,331)
Total increase (decrease) in net assets	464,324,719	509,557,673	20,386,233	(32,817,249)

NET ASSETS:
Beginning of period	1,940,168,630	1,430,610,957	413,283,695	446,100,944
End of period	$2,404,493,349	$1,940,168,630	$433,669,928	$413,283,695

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	34,605,000	32,805,000	28,300,002	30,950,002
Shares sold	5,850,000	4,100,000	1,450,000	2,700,000
Shares redeemed	(5,950,000)	(2,300,000)	(2,350,000)	(5,350,000)
Shares outstanding, end of period	34,505,000	34,605,000	27,400,002	28,300,002
See Notes to Financial Statements

First Trust S&P International Dividend Aristocrats ETF (FID)		First Trust BuyWrite Income ETF (FTHI)		First Trust Nasdaq BuyWrite Income ETF (FTQI)
Six Months Ended 3/31/2024 (Unaudited)	Year Ended 9/30/2023	Six Months Ended 3/31/2024 (Unaudited)	Year Ended 9/30/2023	Six Months Ended 3/31/2024 (Unaudited)	Year Ended 9/30/2023

$1,027,149	$3,347,235	$2,139,658	$1,934,717	$277,558	$95,032
(2,112,070)	(3,100,806)	(25,107,846)	(4,833,759)	(9,059,990)	(3,005,262)
8,202,775	3,318,292	77,487,590	25,249,254	30,148,678	7,284,584
7,117,854	3,564,721	54,519,402	22,350,212	21,366,246	4,374,354

(1,104,015)	(3,078,891)	(17,249,452)	(4,208,848)	(9,254,202)	(106,102)
—	—	—	(9,900,138)	—	(4,740,102)
(1,104,015)	(3,078,891)	(17,249,452)	(14,108,986)	(9,254,202)	(4,846,204)

4,690,898	44,354,700	263,003,703	205,190,999	163,438,642	72,920,357
(3,910,899)	(16,937,057)	(16,971,827)	(38,915,611)	—	(8,583,024)
779,999	27,417,643	246,031,876	166,275,388	163,438,642	64,337,333
6,793,838	27,903,473	283,301,826	174,516,614	175,550,686	63,865,483

71,814,991	43,911,518	264,043,502	89,526,888	82,753,045	18,887,562
$78,608,829	$71,814,991	$547,345,328	$264,043,502	$258,303,731	$82,753,045

4,900,002	3,200,002	12,974,201	4,874,201	4,400,002	1,050,002
300,000	2,800,000	12,250,000	10,100,000	8,200,000	3,800,000
(250,000)	(1,100,000)	(800,000)	(2,000,000)	—	(450,000)
4,950,002	4,900,002	24,424,201	12,974,201	12,600,002	4,400,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Changes in Net Assets (Continued)

	First Trust Rising Dividend Achievers ETF (RDVY)		First Trust Dorsey Wright Focus 5 ETF (FV)
	Six Months Ended 3/31/2024 (Unaudited)	Year Ended 9/30/2023	Six Months Ended 3/31/2024 (Unaudited)	Year Ended 9/30/2023
OPERATIONS:
Net investment income (loss)	$103,717,099	$188,825,570	$2,966,311	$28,057,812
Net realized gain (loss)	478,411,133	(517,583,603)	17,535,185	(118,263,470)
Net change in unrealized appreciation (depreciation)	1,359,659,811	1,805,010,659	844,889,769	297,768,843
Net increase (decrease) in net assets resulting from operations	1,941,788,043	1,476,252,626	865,391,265	207,563,185

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(102,136,302)	(193,640,157)	(3,577,315)	(29,745,841)
Return of capital	—	—	—	—
Total distributions to shareholders	(102,136,302)	(193,640,157)	(3,577,315)	(29,745,841)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	3,695,492,188	437,693,674	83,678,016	658,768,117
Cost of shares redeemed	(2,997,164,825)	(1,080,452,207)	(243,416,918)	(329,326,453)
Net increase (decrease) in net assets resulting from shareholder transactions	698,327,363	(642,758,533)	(159,738,902)	329,441,664
Total increase (decrease) in net assets	2,537,979,104	639,853,936	702,075,048	507,259,008

NET ASSETS:
Beginning of period	7,930,628,715	7,290,774,779	3,100,064,398	2,592,805,390
End of period	$10,468,607,819	$7,930,628,715	$3,802,139,446	$3,100,064,398

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	172,650,002	187,750,002	70,100,002	63,100,002
Shares sold	69,300,000	9,300,000	1,650,000	14,200,000
Shares redeemed	(55,650,000)	(24,400,000)	(5,300,000)	(7,200,000)
Shares outstanding, end of period	186,300,002	172,650,002	66,450,002	70,100,002
See Notes to Financial Statements

First Trust RBA American Industrial Renaissance® ETF (AIRR)		First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)		First Trust Dorsey Wright International Focus 5 ETF (IFV)
Six Months Ended 3/31/2024 (Unaudited)	Year Ended 9/30/2023	Six Months Ended 3/31/2024 (Unaudited)	Year Ended 9/30/2023	Six Months Ended 3/31/2024 (Unaudited)	Year Ended 9/30/2023

$517,035	$942,271	$725,810	$2,092,458	$2,442,168	$6,825,360
11,960,840	12,312,410	(793,575)	(6,617,988)	4,234,829	(11,186,050)
171,048,938	49,012,006	9,401,595	10,209,188	16,887,868	29,745,198
183,526,813	62,266,687	9,333,830	5,683,658	23,564,865	25,384,508

(617,445)	(896,140)	(662,991)	(2,121,472)	(2,522,391)	(6,859,251)
—	—	—	—	—	—
(617,445)	(896,140)	(662,991)	(2,121,472)	(2,522,391)	(6,859,251)

258,106,596	371,134,882	—	1,359,887	26,939,044	117,506,514
(67,094,313)	(104,741,740)	(6,076,081)	(30,363,762)	(81,783,180)	(45,445,897)
191,012,283	266,393,142	(6,076,081)	(29,003,875)	(54,844,136)	72,060,617
373,921,651	327,763,689	2,594,758	(25,441,689)	(33,801,662)	90,585,874

497,747,906	169,984,217	41,658,502	67,100,191	229,797,397	139,211,523
$871,669,557	$497,747,906	$44,253,260	$41,658,502	$195,995,735	$229,797,397

9,650,002	4,450,002	1,500,002	2,500,002	12,900,002	8,650,002
4,550,000	7,300,000	—	50,000	1,450,000	6,800,000
(1,250,000)	(2,100,000)	(200,000)	(1,050,000)	(4,600,000)	(2,550,000)
12,950,002	9,650,002	1,300,002	1,500,002	9,750,002	12,900,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Changes in Net Assets (Continued)

	First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)		First Trust Indxx Innovative Transaction & Process ETF (LEGR)
	Six Months Ended 3/31/2024 (Unaudited)	Year Ended 9/30/2023	Six Months Ended 3/31/2024 (Unaudited)	Year Ended 9/30/2023
OPERATIONS:
Net investment income (loss)	$2,167,317	$4,766,990	$640,085	$2,823,587
Net realized gain (loss)	(5,602,321)	(21,181,368)	2,718,509	5,439,226
Net change in unrealized appreciation (depreciation)	22,150,486	5,052,994	12,546,924	17,573,177
Net increase (decrease) in net assets resulting from operations	18,715,482	(11,361,384)	15,905,518	25,835,990

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(1,957,731)	(4,966,541)	(667,776)	(2,708,392)
Return of capital	—	—	—	—
Total distributions to shareholders	(1,957,731)	(4,966,541)	(667,776)	(2,708,392)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	15,805,450	80,270,366	1,531	12,297,456
Cost of shares redeemed	(69,992,648)	(91,023,149)	(4,085,637)	(41,211,683)
Net increase (decrease) in net assets resulting from shareholder transactions	(54,187,198)	(10,752,783)	(4,084,106)	(28,914,227)
Total increase (decrease) in net assets	(37,429,447)	(27,080,708)	11,153,636	(5,786,629)

NET ASSETS:
Beginning of period	203,398,963	230,479,671	94,343,100	100,129,729
End of period	$165,969,516	$203,398,963	$105,496,736	$94,343,100

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	6,500,002	6,900,002	2,550,002	3,300,002
Shares sold	500,000	2,300,000	—	350,000
Shares redeemed	(2,200,000)	(2,700,000)	(100,000)	(1,100,000)
Shares outstanding, end of period	4,800,002	6,500,002	2,450,002	2,550,002
See Notes to Financial Statements

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)		First Trust International Developed Capital Strength ETF (FICS)
Six Months Ended 3/31/2024 (Unaudited)	Year Ended 9/30/2023	Six Months Ended 3/31/2024 (Unaudited)	Year Ended 9/30/2023

$415,464	$884,701	$460,585	$658,890
8,404,241	(32,690,215)	(3,040,567)	(1,734,389)
40,951,876	47,788,476	14,302,944	3,315,654
49,771,581	15,982,962	11,722,962	2,240,155

(316,720)	(868,220)	(301,730)	(622,101)
—	—	—	—
(316,720)	(868,220)	(301,730)	(622,101)

142,087,504	272,775,582	20,412,499	49,570,405
(50,719,292)	(44,862,384)	—	(1,354,127)
91,368,212	227,913,198	20,412,499	48,216,278
140,823,073	243,027,940	31,833,731	49,834,332

416,275,814	173,247,874	69,230,201	19,395,869
$557,098,887	$416,275,814	$101,063,932	$69,230,201

10,300,002	5,150,002	2,300,002	750,002
3,200,000	6,200,000	600,000	1,600,000
(1,150,000)	(1,050,000)	—	(50,000)
12,350,002	10,300,002	2,900,002	2,300,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights
For a share outstanding throughout each period
First Trust NASDAQ Technology Dividend Index Fund (TDIV)

	Six Months Ended 3/31/2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$56.07	$43.61	$56.42	$43.84	$40.09	$38.38
Income from investment operations:
Net investment income (loss)	0.63 (a)	1.07 (a)	1.24	1.10	0.93	0.97
Net realized and unrealized gain (loss)	13.63	12.47	(12.83)	12.55	3.77	1.71
Total from investment operations	14.26	13.54	(11.59)	13.65	4.70	2.68
Distributions paid to shareholders from:
Net investment income	(0.64)	(1.08)	(1.22)	(1.07)	(0.95)	(0.97)
Net asset value, end of period	$69.69	$56.07	$43.61	$56.42	$43.84	$40.09
Total return (b)	25.51%	31.22%	(20.93)%	31.29%	11.91%	7.21%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$2,404,493	$1,940,169	$1,430,611	$1,613,767	$1,245,277	$1,010,557
Ratio of total expenses to average net assets	0.50% (c)	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets	1.99% (c)	2.02%	2.26%	2.08%	2.28%	2.59%
Portfolio turnover rate (d)	23%	43%	36%	38%	49%	37%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
Multi-Asset Diversified Income Index Fund (MDIV)

	Six Months Ended 3/31/2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$14.60	$14.41	$16.35	$13.52	$18.43	$18.54
Income from investment operations:
Net investment income (loss)	0.40 (a)	0.77 (a)	0.72	0.49	0.57	0.83
Net realized and unrealized gain (loss)	1.35	0.38	(1.67)	3.18	(4.52)	0.18
Total from investment operations	1.75	1.15	(0.95)	3.67	(3.95)	1.01
Distributions paid to shareholders from:
Net investment income	(0.52)	(0.73)	(0.97)	(0.64)	(0.79)	(0.77)
Return of capital	—	(0.23)	(0.02)	(0.20)	(0.17)	(0.35)
Total distributions	(0.52)	(0.96)	(0.99)	(0.84)	(0.96)	(1.12)
Net asset value, end of period	$15.83	$14.60	$14.41	$16.35	$13.52	$18.43
Total return (b)	12.15%	8.05%	(6.25)%	27.50%	(21.89)%	5.74%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$433,670	$413,284	$446,101	$470,203	$440,726	$715,985
Ratio of total expenses to average net assets (c)	0.60% (d)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net expenses to average net assets (c)	0.48% (d)	0.48%	0.48%	0.48%	0.47%	0.48%
Ratio of net investment income (loss) to average net assets	5.19% (d)	5.16%	4.40%	3.03%	3.86%	4.58%
Portfolio turnover rate (e)	39%	76%	85%	100%	106%	73%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. This ratio does not include these indirect fees and expenses.
(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust S&P International Dividend Aristocrats ETF (FID)

	Six Months Ended 3/31/2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$14.66	$13.72	$17.56	$14.15	$17.11	$17.19
Income from investment operations:
Net investment income (loss)	0.21 (a)	0.75 (a)	0.71	0.62	0.64	0.63
Net realized and unrealized gain (loss)	1.25	0.86	(3.85)	3.43	(2.93)	(0.08)
Total from investment operations	1.46	1.61	(3.14)	4.05	(2.29)	0.55
Distributions paid to shareholders from:
Net investment income	(0.24)	(0.67)	(0.70)	(0.64)	(0.67)	(0.63)
Net asset value, end of period	$15.88	$14.66	$13.72	$17.56	$14.15	$17.11
Total return (b)	9.92%	11.60%	(18.39)%	28.79%	(13.62)%	3.38%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$78,609	$71,815	$43,912	$42,139	$18,390	$19,678
Ratio of total expenses to average net assets	0.60% (c)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	2.79% (c)	4.84%	4.39%	4.10%	4.03%	4.01%
Portfolio turnover rate (d)	50%	63%	47%	57%	81%	44%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust BuyWrite Income ETF (FTHI)

	Six Months Ended 3/31/2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$20.35	$18.37	$21.42	$19.12	$22.43	$23.28
Income from investment operations:
Net investment income (loss)	0.12 (a)	0.25 (a)	0.17 (a)	0.12	0.23	0.40
Net realized and unrealized gain (loss)	2.88	3.50	(1.64)	3.14	(2.58)	(0.29)
Total from investment operations	3.00	3.75	(1.47)	3.26	(2.35)	0.11
Distributions paid to shareholders from:
Net investment income	(0.94)	(0.53)	(1.58)	(0.96)	(0.23)	(0.86)
Return of capital	—	(1.24)	—	—	(0.73)	(0.10)
Total distributions	(0.94)	(1.77)	(1.58)	(0.96)	(0.96)	(0.96)
Net asset value, end of period	$22.41	$20.35	$18.37	$21.42	$19.12	$22.43
Total return (b)	15.04%	20.82%	(7.60)%	17.31%	(10.63)%	0.72%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$547,345	$264,044	$89,527	$46,575	$59,733	$80,155
Ratio of total expenses to average net assets	0.78% (c)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets	1.12% (c)	1.23%	0.81%	1.29%	1.10%	1.43%
Portfolio turnover rate (d)	32%	98%	90% (e)	199%	210%	209%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(e)	The variation in the portfolio turnover rate is due to lower than expected portfolio rebalancing, which was impacted by high levels of equity volatility and a downtrend in the U.S. equity markets.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Nasdaq BuyWrite Income ETF (FTQI)

	Six Months Ended 3/31/2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$18.81	$17.99	$21.17	$19.23	$22.30	$22.92
Income from investment operations:
Net investment income (loss)	0.04 (a)	0.05 (a)	0.06 (a)	0.34	0.21	0.27
Net realized and unrealized gain (loss)	2.81	3.02	(1.83)	2.26	(2.62)	(0.23)
Total from investment operations	2.85	3.07	(1.77)	2.60	(2.41)	0.04
Distributions paid to shareholders from:
Net investment income	(1.16)	(0.05)	(0.99)	(0.66)	(0.21)	(0.58)
Return of capital	—	(2.20)	(0.42)	—	(0.45)	(0.08)
Total distributions	(1.16)	(2.25)	(1.41)	(0.66)	(0.66)	(0.66)
Net asset value, end of period	$20.50	$18.81	$17.99	$21.17	$19.23	$22.30
Total return (b)	15.52%	17.53%	(9.00)%	13.66%	(10.98)%	0.29%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$258,304	$82,753	$18,888	$9,527	$4,807	$8,919
Ratio of total expenses to average net assets	0.78% (c)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets	0.37% (c)	0.24%	0.27%	1.16%	0.96%	1.40%
Portfolio turnover rate (d)	36%	99%	107% (e)	182%	207%	205%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(e)	The variation in the portfolio turnover rate is due to the change in the Fund’s underlying index effective May 11, 2022, which resulted in fewer portfolio transactions.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Rising Dividend Achievers ETF (RDVY)

	Six Months Ended 3/31/2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$45.93	$38.83	$47.47	$32.67	$31.82	$31.54
Income from investment operations:
Net investment income (loss)	0.58 (a)	1.08 (a)	0.82	0.59	0.58	0.54
Net realized and unrealized gain (loss)	10.25	7.13	(8.70)	14.79	0.86	0.27
Total from investment operations	10.83	8.21	(7.88)	15.38	1.44	0.81
Distributions paid to shareholders from:
Net investment income	(0.57)	(1.11)	(0.76)	(0.58)	(0.59)	(0.53)
Net asset value, end of period	$56.19	$45.93	$38.83	$47.47	$32.67	$31.82
Total return (b)	23.64%	21.22%	(16.76)%	47.21%	4.61%	2.72%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$10,468,608	$7,930,629	$7,290,775	$5,739,655	$1,292,097	$832,156
Ratio of total expenses to average net assets	0.48% (c)	0.49%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets	2.32% (c)	2.36%	1.85%	1.43%	1.89%	1.85%
Portfolio turnover rate (d)	52%	57%	59%	45%	62%	63%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Dorsey Wright Focus 5 ETF (FV)

	Six Months Ended 3/31/2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$44.22	$41.09	$45.78	$34.10	$29.63	$30.93
Income from investment operations:
Net investment income (loss)	0.04 (a)	0.41 (a)	0.46	0.02	0.09	0.11
Net realized and unrealized gain (loss)	13.01	3.15	(4.71)	11.68	4.49	(1.31)
Total from investment operations	13.05	3.56	(4.25)	11.70	4.58	(1.20)
Distributions paid to shareholders from:
Net investment income	(0.05)	(0.43)	(0.44)	(0.02)	(0.11)	(0.10)
Net asset value, end of period	$57.22	$44.22	$41.09	$45.78	$34.10	$29.63
Total return (b)	29.53%	8.63%	(9.32)%	34.31%	15.50%	(3.92)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$3,802,139	$3,100,064	$2,592,805	$2,694,187	$2,047,492	$2,348,262
Ratio of total expenses to average net assets (c)	0.30% (d)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income (loss) to average net assets	0.18% (d)	0.88%	1.01%	0.04%	0.30%	0.34%
Portfolio turnover rate (e)	0%	103%	81%	20%	72%	65%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. This ratio does not include these indirect fees and expenses.
(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust RBA American Industrial Renaissance® ETF (AIRR)

	Six Months Ended 3/31/2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$51.58	$38.20	$40.84	$25.68	$26.76	$27.93
Income from investment operations:
Net investment income (loss)	0.05 (a)	0.15 (a)	0.04	0.03	(0.03)	0.10 (a)
Net realized and unrealized gain (loss)	15.73	13.37	(2.66)	15.16	(0.98)	(1.21)
Total from investment operations	15.78	13.52	(2.62)	15.19	(1.01)	(1.11)
Distributions paid to shareholders from:
Net investment income	(0.05)	(0.14)	(0.02)	(0.03)	(0.07)	(0.06)
Net asset value, end of period	$67.31	$51.58	$38.20	$40.84	$25.68	$26.76
Total return (b)	30.62%	35.41%	(6.41)%	59.15%	(3.81)%	(3.95)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$871,670	$497,748	$169,984	$220,549	$47,513	$66,900
Ratio of total expenses to average net assets	0.70% (c)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets	0.17% (c)	0.30%	0.10%	0.07%	(0.18)%	0.40%
Portfolio turnover rate (d)	18%	48%	37%	35%	45%	58%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)

	Six Months Ended 3/31/2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$27.77	$26.84	$31.09	$21.06	$26.07	$25.15
Income from investment operations:
Net investment income (loss)	0.51 (a)	1.08 (a)	0.88	0.73	0.68	0.78
Net realized and unrealized gain (loss)	6.24	0.93	(4.22)	10.01	(4.95)	0.86
Total from investment operations	6.75	2.01	(3.34)	10.74	(4.27)	1.64
Distributions paid to shareholders from:
Net investment income	(0.48)	(1.08)	(0.91)	(0.71)	(0.74)	(0.72)
Net asset value, end of period	$34.04	$27.77	$26.84	$31.09	$21.06	$26.07
Total return (b)	24.47%	7.48%	(11.08)%	51.29%	(16.49)%	6.87%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$44,253	$41,659	$67,100	$38,863	$29,484	$44,313
Ratio of total expenses to average net assets	0.60% (c)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	3.45% (c)	3.75%	3.00%	2.54%	2.81%	3.50%
Portfolio turnover rate (d)	94%	197%	172%	186%	193%	160%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Dorsey Wright International Focus 5 ETF (IFV)

	Six Months Ended 3/31/2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$17.81	$16.09	$22.74	$18.83	$19.07	$20.33
Income from investment operations:
Net investment income (loss)	0.24 (a)	0.58 (a)	0.64	0.20	0.56	0.37
Net realized and unrealized gain (loss)	2.30	1.67	(6.66)	3.93	(0.23)	(1.26)
Total from investment operations	2.54	2.25	(6.02)	4.13	0.33	(0.89)
Distributions paid to shareholders from:
Net investment income	(0.25)	(0.53)	(0.63)	(0.22)	(0.57)	(0.35)
Return of capital	—	—	—	—	—	(0.02)
Total distributions	(0.25)	(0.53)	(0.63)	(0.22)	(0.57)	(0.37)
Net asset value, end of period	$20.10	$17.81	$16.09	$22.74	$18.83	$19.07
Total return (b)	14.31%	14.03%	(26.89)%	21.91%	1.75%	(4.42)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$195,996	$229,797	$139,212	$264,970	$218,452	$453,757
Ratio of total expenses to average net assets (c)	0.30% (d)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income (loss) to average net assets	2.54% (d)	3.29%	2.92%	0.87%	3.19%	1.89%
Portfolio turnover rate (e)	20%	65%	104%	66%	29%	42%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. This ratio does not include these indirect fees and expenses.
(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)

	Six Months Ended 3/31/2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$31.29	$33.40	$35.14	$26.17	$26.45	$28.80
Income from investment operations:
Net investment income (loss)	0.39 (a)	0.64 (a)	0.31	0.01	0.13	0.22
Net realized and unrealized gain (loss)	3.28	(2.10)	(1.77)	8.97	(0.25)	(2.37)
Total from investment operations	3.67	(1.46)	(1.46)	8.98	(0.12)	(2.15)
Distributions paid to shareholders from:
Net investment income	(0.38)	(0.65)	(0.28)	(0.01)	(0.16)	(0.20)
Net asset value, end of period	$34.58	$31.29	$33.40	$35.14	$26.17	$26.45
Total return (b)	11.76%	(4.49)%	(4.18)%	34.32%	(0.46)%	(7.46)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$165,970	$203,399	$230,480	$212,609	$223,754	$468,253
Ratio of total expenses to average net assets (c)	0.30% (d)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income (loss) to average net assets	2.42% (d)	1.87%	0.91%	0.02%	0.54%	0.79%
Portfolio turnover rate (e)	98%	294%	164%	20%	225%	90%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. This ratio does not include these indirect fees and expenses.
(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Indxx Innovative Transaction & Process ETF (LEGR)

	Six Months Ended 3/31/2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$37.00	$30.34	$42.07	$31.32	$29.32	$30.31
Income from investment operations:
Net investment income (loss)	0.25 (a)	0.93 (a)	1.15	0.61	0.35	0.59
Net realized and unrealized gain (loss)	6.08	6.70	(11.75)	10.70	2.02	(0.93)
Total from investment operations	6.33	7.63	(10.60)	11.31	2.37	(0.34)
Distributions paid to shareholders from:
Net investment income	(0.27)	(0.97)	(1.13)	(0.56)	(0.37)	(0.65)
Net asset value, end of period	$43.06	$37.00	$30.34	$42.07	$31.32	$29.32
Total return (b)	17.12%	25.13%	(25.55)%	36.13%	8.13%	(1.08)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$105,497	$94,343	$100,130	$132,512	$42,280	$41,048
Ratio of total expenses to average net assets	0.65% (c)	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets	1.28% (c)	2.55%	2.94%	1.84%	1.12%	1.95%
Portfolio turnover rate (d)	10%	17%	23%	46%	25%	35%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)

	Six Months Ended 3/31/2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$40.42	$33.64	$53.30	$38.89	$31.51	$32.23
Income from investment operations:
Net investment income (loss)	0.04 (a)	0.13 (a)	0.08	0.05	0.04	0.17
Net realized and unrealized gain (loss)	4.68	6.78	(19.67) (b)	14.44	7.39	(0.75)
Total from investment operations	4.72	6.91	(19.59)	14.49	7.43	(0.58)
Distributions paid to shareholders from:
Net investment income	(0.03)	(0.13)	(0.07)	(0.08)	(0.05)	(0.14)
Net asset value, end of period	$45.11	$40.42	$33.64	$53.30	$38.89	$31.51
Total return (c)	11.70%	20.51%	(36.76)% (b)	37.27%	23.60%	(1.81)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$557,099	$416,276	$173,248	$266,492	$120,549	$61,443
Ratio of total expenses to average net assets	0.65% (d)	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets	0.18% (d)	0.33%	0.17%	0.10%	0.15%	0.68%
Portfolio turnover rate (e)	21%	46%	36%	31%	34%	43%

(a)	Based on average shares outstanding.
(b)
The Fund received a reimbursement from the advisor in the amount of $1,987 in connection with a trade error, which represents less than $0.01 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund’s total return.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust International Developed Capital Strength ETF (FICS)

	Six Months Ended 3/31/2024 (Unaudited)	Year Ended September 30,		Period Ended 9/30/2021 (a)
		2023	2022
Net asset value, beginning of period	$30.10	$25.86	$34.04	$30.09
Income from investment operations:
Net investment income (loss)	0.19 (b)	0.45 (b)	0.57	0.36
Net realized and unrealized gain (loss)	4.68	4.15	(8.16)	3.93
Total from investment operations	4.87	4.60	(7.59)	4.29
Distributions paid to shareholders from:
Net investment income	(0.12)	(0.36)	(0.59)	(0.34)
Net asset value, end of period	$34.85	$30.10	$25.86	$34.04
Total return (c)	16.18%	17.74%	(22.50)%	14.25%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$101,064	$69,230	$19,396	$10,213
Ratio of total expenses to average net assets	0.70% (d)	0.70%	0.70%	0.70% (d)
Ratio of net investment income (loss) to average net assets	1.15% (d)	1.47%	2.10%	1.29% (d)
Portfolio turnover rate (e)	34%	59%	77%	23%

(a)	Inception date is December 15, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund VI
March 31, 2024 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund VI (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on June 4, 2012, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of thirty-two exchange-traded funds that are offering shares. This report covers the fourteen funds (each a “Fund” and collectively, the “Funds”) listed below. The shares of each Fund are listed and traded on Nasdaq, Inc. (“Nasdaq”).

First Trust NASDAQ Technology Dividend Index Fund – (ticker “TDIV”)
Multi-Asset Diversified Income Index Fund – (ticker “MDIV”)
First Trust S&P International Dividend Aristocrats ETF – (ticker “FID”)
First Trust BuyWrite Income ETF – (ticker “FTHI”)
First Trust Nasdaq BuyWrite Income ETF – (ticker “FTQI”)
First Trust Rising Dividend Achievers ETF – (ticker “RDVY”)
First Trust Dorsey Wright Focus 5 ETF – (ticker “FV”)
First Trust RBA American Industrial Renaissance® ETF – (ticker “AIRR”)
First Trust Dorsey Wright Momentum & Dividend ETF – (ticker “DDIV”)
First Trust Dorsey Wright International Focus 5 ETF – (ticker “IFV”)
First Trust Dorsey Wright Dynamic Focus 5 ETF – (ticker “FVC”)
First Trust Indxx Innovative Transaction & Process ETF – (ticker “LEGR”)
First Trust Nasdaq Artificial Intelligence and Robotics ETF – (ticker “ROBT”)
First Trust International Developed Capital Strength ETF – (ticker “FICS”)
TDIV operates as a non-diversified series of the Trust. Each of MDIV, FID, FTHI, FTQI, RDVY, FV, AIRR, DDIV, IFV, FVC, LEGR, ROBT and FICS operates as a diversified open-end management investment company as defined in Section 5(b) of the 1940 Act. Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.” The investment objective of each Fund, except for FTHI and FTQI, is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the following indices:

Fund	Index
First Trust NASDAQ Technology Dividend Index Fund	Nasdaq Technology DividendTM Index
Multi-Asset Diversified Income Index Fund	Nasdaq US Multi-Asset Diversified IncomeTM Index
First Trust S&P International Dividend Aristocrats ETF	S&P International Dividend Aristocrats Index
First Trust Rising Dividend Achievers ETF	Nasdaq US Rising Dividend AchieversTM Index
First Trust Dorsey Wright Focus 5 ETF	Dorsey Wright Focus FiveTM Index
First Trust RBA American Industrial Renaissance® ETF	Richard Bernstein Advisors American Industrial Renaissance® Index
First Trust Dorsey Wright Momentum & Dividend ETF	Dorsey Wright Momentum Plus Dividend YieldTM Index
First Trust Dorsey Wright International Focus 5 ETF	Dorsey Wright International Focus FiveTM Index
First Trust Dorsey Wright Dynamic Focus 5 ETF	Dorsey Wright Focus FiveTM Index
First Trust Indxx Innovative Transaction & Process ETF	Indxx Blockchain Index
First Trust Nasdaq Artificial Intelligence and Robotics ETF	Nasdaq CTA Artificial Intelligence and RoboticsTM Index
First Trust International Developed Capital Strength ETF	The International Developed Capital StrengthTM Index
FTHI and FTQI are actively managed exchange-traded funds. The primary investment objective of FTHI is to provide current income. FTHI’s secondary investment objective is to provide capital appreciation. Under normal market conditions, FTHI pursues its investment objectives by investing primarily in equity securities listed on U.S. exchanges and by utilizing an “option strategy” consisting of writing (selling) U.S. exchange-traded call options on the Standard & Poor’s 500® Index (the “S&P 500®”). The Fund employs an option strategy in which it writes U.S. exchange-traded call options on the S&P 500® in order to seek additional cash flow in the form of premiums on the options that may be distributed to shareholders on a monthly basis. A premium is the income received by an investor who sells or writes an option contract to another party. The market value of the option strategy may be up to 20% of the Fund’s overall NAV.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2024 (Unaudited)
The investment objective of FTQI is to provide current income. Under normal market conditions, FTQI pursues its investment objective by investing primarily in equity securities listed on U.S. exchanges and by utilizing an “option strategy” consisting of writing (selling) U.S. exchange-traded call options on the Nasdaq-100 Index® (the “Nasdaq-100®”). Under normal market conditions, FTQI will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the components of the Nasdaq Composite Index. FTQI employs an option strategy in which it writes U.S. exchange-traded call options on the Nasdaq-100® in order to seek additional cash flow in the form of premiums on the options. A premium is the income received by an investor who sells an option contract to another party. In exchange for the premiums received in connection with its written U.S. exchange-traded call options on the Nasdaq-100®, FTQI forfeits any upside potential of the Nasdaq-100® above the strike price of the written call options. It is expected that FTQI will distribute premiums to shareholders on a monthly basis. The premiums received from the sale of call options are expected to be FTQI’s primary source of income. Under normal market conditions, FTQI will seek to distribute the majority of the option premiums collected. FTQI does not target a specific income level, but seeks to provide investors with current income primarily from options premiums through writing calls with a notional value of 50-100% of FTQI’s assets.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks, preferred stocks, master limited partnerships (“MLPs”), real estate investment trusts (“REITs”), exchange-traded funds, and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.
Shares of open-end funds are valued based on NAV per share.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Overnight repurchase agreements are valued at amortized cost when it represents the most appropriate reflection of fair market value.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2024 (Unaudited)
Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are valued at the mean of their most recent bid and ask price, if both are available. Options contracts traded in the over-the-counter market may be valued as follows, depending on the market in which the investment trades: (1) the mean of the most recent bid and ask price, if available; or (2) a price based on the equivalent exchange-traded option.
U.S. Treasuries are valued on the basis of valuations provided by a third-party pricing service approved by the Trust’s Board of Trustees.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
 1)
the credit conditions in the relevant market and changes thereto;
 2)
the liquidity conditions in the relevant market and changes thereto;
 3)
the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
 4)
issuer-specific conditions (such as significant credit deterioration); and
 5)
any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
If the securities in question are foreign securities, the following additional information may be considered:
 1)
the last sale price on the exchange on which they are principally traded;
 2)
the value of similar foreign securities traded on other foreign markets;
 3)
ADR trading of similar securities;
 4)
closed-end fund or exchange-traded fund trading of similar securities;
 5)
foreign currency exchange activity;
 6)
the trading prices of financial products that are tied to baskets of foreign securities;
 7)
factors relating to the event that precipitated the pricing problem;

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2024 (Unaudited)
 8)
whether the event is likely to recur;
 9)
whether the effects of the event are isolated or whether they affect entire markets, countries or regions; and
10)
other relevant factors.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund’s ability to track the index.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of March 31, 2024, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date. Interest income is recorded daily on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from a Fund’s investments in MLPs generally are comprised of return of capital and investment income. A Fund records estimated return of capital and investment income based on historical information available from each MLP. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.
Distributions received from a Fund’s investments in REITs may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2024 (Unaudited)
C. Options Contracts
FTHI and FTQI are subject to equity price risk in the normal course of pursuing their investment objectives. FTHI may write (sell) U.S. exchange-traded call options on the S&P 500® and FTQI may write (sell) U.S. exchange-traded call options on the Nasdaq-100®, to hedge against changes in the value of equities. Additionally, these two Funds seek to generate additional income, in the form of premiums received, from writing (selling) the options. FTHI may write (sell) call options or put options and FTQI may write (sell) call options (“options”) on all or a portion of the equity securities held in their respective portfolios and on securities indices in their respective portfolios as determined to be appropriate by the Advisor, consistent with their investment objectives. Options on securities indices are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security and are similar to options on single securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in “Options written, at value” on the Statements of Assets and Liabilities. Options are marked-to-market daily and their value will be affected by changes in the value and dividend rates of the underlying equity securities, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying equity securities and the remaining time to the options’ expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or trading volume diminishes.
Options written (sold) by FTHI and FTQI will either be exercised, expire, or be canceled pursuant to a closing transaction. If an index option written (sold) by either of these two Funds is exercised, the Fund would be obligated to deliver cash equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. If the price of the index is less than the option’s strike price, the index option will likely expire without being exercised. In the case of a stock option, if the price of the underlying equity security exceeds the option’s exercise price, it is likely that the option holder will exercise the option. In this case, the option premium received by the Fund will be added to the amount realized on the sale of the underlying security for purposes of determining gain or loss. If the price of the underlying equity security is less than the option’s strike price, the option will likely expire without being exercised. The option premium received by each Fund will, in this case, be treated as short-term capital gain on the expiration date of the option. Gain or loss on options is presented separately as “Net realized gain (loss) on written options contracts” on the Statements of Operations.
The index options that FTHI and FTQI write (sell) give the option holder the right, but not the obligation, to receive an amount of cash based on the difference between the closing level of the stock index and the exercise price on or prior to the option’s expiration date. The stock options that FTHI and FTQI write (sell) give the option holder the right, but not the obligation, to purchase securities from each Fund at the strike price on or prior to the option’s expiration date. The ability to successfully implement the writing (selling) of call or put options depends on the ability of the Advisor to predict pertinent market movements, which cannot be assured. As the writer (seller) of a call option, FTHI foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the option above the sum of the premium and the strike price of the option, but has retained the risk of loss should the price of the underlying security decline. The writer (seller) of an option has no control over the time when it may be required to fulfill its obligation as a writer (seller) of the option. Once an option writer (seller) has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security to the option holder at the exercise price.
D. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statements of Operations.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2024 (Unaudited)
E. Affiliated Transactions
MDIV, FV, IFV, and FVC invest in securities of affiliated funds. Each Fund’s investment performance and risks are directly related to the investment performance and risks of the affiliated funds. The affiliated funds’ financial statements may be found at SEC.gov. Dividend income, if any, realized gains and losses, and change in appreciation (depreciation) from affiliated funds are presented on the Statements of Operations.
Amounts relating to investments in affiliated funds in MDIV at March 31, 2024, and for the six months then ended are as follows:

Security Name	Shares at 3/31/2024	Value at 9/30/2023	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 3/31/2024	Dividend Income
First Trust Tactical High Yield ETF	2,069,955	$82,403,321	$9,615,063	$(10,893,536)	$4,824,141	$(604,744)	$85,344,245	$2,776,099
Amounts relating to investments in affiliated funds in FV at March 31, 2024, and for the six months then ended are as follows:

Security Name	Shares at 3/31/2024	Value at 9/30/2023	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 3/31/2024	Dividend Income
First Trust Consumer Discretionary AlphaDEX® Fund	11,567,787	$622,838,935	$16,472,174	$(48,280,240)	$152,886,406	$2,634,151	$746,551,426	$2,939,960
First Trust Dow Jones Internet Index Fund	3,630,538	611,647,546	16,570,233	(48,743,705)	162,406,114	2,706,850	744,587,038	—
First Trust Industrials/Producer Durables AlphaDEX® Fund	10,442,064	632,987,774	16,506,770	(49,046,896)	156,253,323	5,152,018	761,852,989	2,786,795
First Trust Nasdaq Semiconductor ETF	8,577,590	612,314,784	16,872,637	(48,769,235)	190,594,232	5,602,581	776,614,999	2,078,570
First Trust NASDAQ-100- Technology Sector Index Fund	4,044,629	620,189,880	17,243,189	(50,392,490)	182,749,694	1,439,585	771,229,858	160,016
		$3,099,978,919	$83,665,003	$(245,232,566)	$844,889,769	$17,535,185	$3,800,836,310	$7,965,341
Amounts relating to investments in affiliated funds in IFV at March 31, 2024, and for the six months then ended are as follows:

Security Name	Shares at 3/31/2024	Value at 9/30/2023	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 3/31/2024	Dividend Income
First Trust Dow Jones Global Select Dividend Index Fund	—	$39,750,919	$4,325,838	$(45,363,748)	$4,536,814	$(3,249,823)	$—	$706,415
First Trust India NIFTY 50 Equal Weight ETF	683,550	47,024,228	5,559,852	(19,646,360)	3,343,686	2,653,602	38,935,008	53,659
First Trust Japan AlphaDEX® Fund	716,093	49,945,078	5,633,113	(19,585,086)	1,323,512	2,161,590	39,478,207	1,096,711

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2024 (Unaudited)
Security Name	Shares at 3/31/2024	Value at 9/30/2023	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 3/31/2024	Dividend Income
First Trust Latin America AlphaDEX® Fund	1,886,759	$48,613,270	$5,809,654	$(19,593,983)	$3,834,689	$392,281	$39,055,911	$668,729
First Trust Switzerland AlphaDEX® Fund	599,024	44,269,746	6,448,095	(15,870,431)	1,075,105	2,241,304	38,163,819	—
First Trust United Kingdom AlphaDEX® Fund	1,066,947	—	38,694,887	(1,216,905)	2,774,062	35,875	40,287,919	205,387
		$229,603,241	$66,471,439	$(121,276,513)	$16,887,868	$4,234,829	$195,920,864	$2,730,901
Amounts relating to investments in affiliated funds in FVC at March 31, 2024, and for the six months then ended are as follows:

Security Name	Shares at 3/31/2024	Value at 9/30/2023	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 3/31/2024	Dividend Income
First Trust Consumer Discretionary AlphaDEX® Fund	315,904	$40,861,866	$10,496,652	$(33,276,155)	$4,958,427	$(2,653,262)	$20,387,528	$73,307
First Trust Dow Jones Internet Index Fund	99,146	40,127,550	10,829,772	(33,608,889)	4,146,798	(1,161,378)	20,333,853	—
First Trust Enhanced Short Maturity ETF	1,041,983	—	136,458,016	(74,451,139)	44,191	71,958	62,123,026	2,239,567
First Trust Industrials/Producer Durables AlphaDEX® Fund	285,161	41,527,863	10,632,098	(34,330,447)	3,927,806	(951,973)	20,805,347	68,195
First Trust Nasdaq Semiconductor ETF	234,245	40,171,544	10,830,524	(33,843,346)	4,407,475	(357,655)	21,208,542	51,280
First Trust NASDAQ- 100-Technology Sector Index Fund	110,454	40,687,948	11,247,446	(34,989,803)	4,665,789	(550,011)	21,061,369	3,875
		$203,376,771	$190,494,508	$(244,499,779)	$22,150,486	$(5,602,321)	$165,919,665	$2,436,224
F. Offsetting on the Statements of Assets and Liabilities
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a Fund’s financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.
This disclosure, if applicable, is included within each Fund’s Portfolio of Investments under the heading “Offsetting Assets and Liabilities.” For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements (“MNAs”) or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.
G. Securities Lending
The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2024 (Unaudited)
securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.
Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. The Bank of New York Mellon (“BNYM”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At March 31, 2024, LEGR and ROBT had securities in the securities lending program. During the six months ended March 31, 2024, AIRR, LEGR, and ROBT participated in the securities lending program.
In the event of a default by a borrower with respect to any loan, BNYM will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BNYM to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BNYM will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BNYM.
H. Repurchase Agreements
Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.
MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.
Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BNYM on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.
While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the six months ended March 31, 2024, were received as collateral for lending securities.
I. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid quarterly, with the exception of MDIV, FTHI and FTQI which declare and pay monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2024 (Unaudited)
differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal year ended September 30, 2023 was as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust NASDAQ Technology Dividend Index Fund	$35,705,702	$—	$—
Multi-Asset Diversified Income Index Fund	21,473,782	—	6,890,270
First Trust S&P International Dividend Aristocrats ETF	3,078,891	—	—
First Trust BuyWrite Income ETF	4,208,848	—	9,900,138
First Trust Nasdaq BuyWrite Income ETF	106,102	—	4,740,102
First Trust Rising Dividend Achievers ETF	193,640,157	—	—
First Trust Dorsey Wright Focus 5 ETF	29,745,841	—	—
First Trust RBA American Industrial Renaissance® ETF	896,140	—	—
First Trust Dorsey Wright Momentum & Dividend ETF	2,121,472	—	—
First Trust Dorsey Wright International Focus 5 ETF	6,859,251	—	—
First Trust Dorsey Wright Dynamic Focus 5 ETF	4,966,541	—	—
First Trust Indxx Innovative Transaction & Process ETF	2,708,392	—	—
First Trust Nasdaq Artificial Intelligence and Robotics ETF	868,220	—	—
First Trust International Developed Capital Strength ETF	622,101	—	—
As of September 30, 2023, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust NASDAQ Technology Dividend Index Fund	$3,384,326	$(234,650,772)	$189,100,788
Multi-Asset Diversified Income Index Fund	—	(258,611,688)	(10,208,485)
First Trust S&P International Dividend Aristocrats ETF	442,676	(8,483,430)	(8,532,833)
First Trust BuyWrite Income ETF	—	(26,132,790)	14,272,335
First Trust Nasdaq BuyWrite Income ETF	—	(5,778,015)	4,213,289
First Trust Rising Dividend Achievers ETF	10,888,788	(796,582,396)	49,797,344
First Trust Dorsey Wright Focus 5 ETF	—	(723,419,400)	96,401,845
First Trust RBA American Industrial Renaissance® ETF	188,704	(45,548,883)	22,267,387
First Trust Dorsey Wright Momentum & Dividend ETF	192,284	(31,114,737)	(466,483)
First Trust Dorsey Wright International Focus 5 ETF	47,491	(159,924,910)	7,446,109
First Trust Dorsey Wright Dynamic Focus 5 ETF	23,267	(85,506,662)	(4,645,065)
First Trust Indxx Innovative Transaction & Process ETF	210,528	(5,796,411)	(9,860,191)
First Trust Nasdaq Artificial Intelligence and Robotics ETF	313,730	(55,905,444)	(41,162,651)
First Trust International Developed Capital Strength ETF	142,781	(2,615,495)	(2,596,901)
J. Income and Other Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2024 (Unaudited)
Certain countries assess a capital gains tax on securities sold in their local markets. This tax is accrued as the securities in these foreign markets appreciate in value and is paid at the time of sale to the extent a capital gain is realized. Taxes accrued on securities in an unrealized appreciation position are included in “Net change in unrealized appreciation (depreciation) on deferred foreign capital gains tax” on the Statements of Operations. The capital gains tax paid on securities sold, if any, is included in “Net realized gain (loss) on foreign capital gains tax” on the Statements of Operations.
India’s Finance Bill, 2018 (“Finance Bill, 2018”) was enacted into law on March 29, 2018 and amongst other provisions, it introduced a long-term capital gains tax beginning April 1, 2018. Long-term capital gains on the sale of listed shares in excess of INR 0.1 million are taxed at the rate of 10% (plus applicable surcharge and cess (which is a type of tax)) subject to satisfaction of certain conditions. Long-term capital gains accruing as of January 31, 2018 are considered exempt due to a grandfather clause in the provision. The aforesaid exemption from long-term capital gains tax is available with respect to shares acquired between October 1, 2004 and March 31, 2018 only if on such acquisitions Securities Transaction Tax (“STT”) was chargeable. Certain exceptions in this regard, such as acquisition of shares in a public offer, bonus, rights issued, etc. for which the condition of chargeability of STT on acquisition is not applicable, have been notified.
In the case of the sale of listed shares held by a Fund for one year or less, the income is classified as short-term capital gains and is taxable at 15% (plus applicable surcharge and cess) provided the shares are sold on the stock exchange and subjected to STT. For above purposes, the applicable rate of surcharge is 2% or 5% (depending on the level of income of the Fund). The Finance Bill, 2018 increases the cess imposed on the sum of tax and surcharge from 3% to 4%. The cess 4% rate is applied to the capital gains tax, resulting in a higher effective rate of capital gains tax.
Where the sale of shares is outside the stock exchange and not subject to STT, the long-term capital gains are taxed at 10% (plus applicable surcharge and cess) and short-term capital gains are taxed at 30% (plus applicable surcharge and cess). The Finance Bill, 2018, approves the carry forward of long-term capital losses to be offset against long-term capital gains. Short-term losses can be netted against both short-term gains and long-term gains.
Until March 31, 2020, dividends received by a Fund from Indian companies were exempt from tax in India because Indian companies were required to pay dividend distribution tax. The Indian Finance Act, 2020 has amended the dividend taxation framework effective April 1, 2020 and accordingly dividends would now be taxable in the hands of the shareholders at 20%, plus applicable surcharge and cess. Subsequent to the Indian Finance Act, 2020, “The Taxation and Other Laws (Relaxation and Amendment of Certain Provisions) Bill, 2020” (the “Bill”) was enacted into law and is effective retroactively to April 1, 2020. The Bill caps the maximum surcharge at 15% of the tax on dividend income earned by the Fund. The highest effective tax rate proposed for non-corporate entities on dividends will be 23.92%. Note the Fund will not obtain relief under the US-India tax treaty as the treaty rate of 25% is higher than the domestic rate. Any excess taxes withheld can be offset against capital gains tax liability during the year or claimed as a refund in the annual tax return.
Please note that the above description is based on current provisions of Indian law, and any change or modification made by subsequent legislation, regulation, or administrative or judicial decision could increase the Indian tax liability of a Fund and thus reduce the return to a Fund’s shareholders. There can be no assurance that the Indian tax authorities and/or regulators will not take a position contrary to the views expressed herein. If the Indian tax authorities and/or regulators take a position contrary to the views expressed herein, adverse unpredictable consequences may follow.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For all of the Funds, with the exception of FICS, taxable years ended 2020, 2021, 2022, and 2023 remain open to federal and state audit. The taxable years ended 2021, 2022, and 2023 remain open to federal and state audit for FICS. As of March 31, 2024, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At September 30, 2023, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2024 (Unaudited)

Non-Expiring Capital Loss Carryforwards
First Trust NASDAQ Technology Dividend Index Fund	$234,650,772
Multi-Asset Diversified Income Index Fund	258,611,688
First Trust S&P International Dividend Aristocrats ETF	8,483,430
First Trust BuyWrite Income ETF	26,132,790
First Trust Nasdaq BuyWrite Income ETF	5,778,015
First Trust Rising Dividend Achievers ETF	796,582,396
First Trust Dorsey Wright Focus 5 ETF	723,419,400
First Trust RBA American Industrial Renaissance® ETF	45,548,883
First Trust Dorsey Wright Momentum & Dividend ETF	31,114,737
First Trust Dorsey Wright International Focus 5 ETF	159,924,910
First Trust Dorsey Wright Dynamic Focus 5 ETF	85,506,662
First Trust Indxx Innovative Transaction & Process ETF	5,796,411
First Trust Nasdaq Artificial Intelligence and Robotics ETF	55,905,444
First Trust International Developed Capital Strength ETF	2,615,495
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended September 30, 2023, the Funds had no net late year ordinary or capital losses.
As of March 31, 2024, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust NASDAQ Technology Dividend Index Fund	$1,863,384,598	$589,146,259	$(51,568,887)	$537,577,372
Multi-Asset Diversified Income Index Fund	410,395,943	42,245,187	(20,367,873)	21,877,314
First Trust S&P International Dividend Aristocrats ETF	77,393,766	4,456,609	(3,944,000)	512,609
First Trust BuyWrite Income ETF	451,012,132	100,269,188	(4,552,628)	95,716,560
First Trust Nasdaq BuyWrite Income ETF	222,759,922	37,032,083	(1,771,349)	35,260,734
First Trust Rising Dividend Achievers ETF	9,023,211,065	1,484,047,025	(19,484,457)	1,464,562,568
First Trust Dorsey Wright Focus 5 ETF	2,859,385,280	943,697,185	—	943,697,185
First Trust RBA American Industrial Renaissance® ETF	671,127,656	228,987,746	(28,391,822)	200,595,924
First Trust Dorsey Wright Momentum & Dividend ETF	35,190,131	9,028,471	(72,903)	8,955,568
First Trust Dorsey Wright International Focus 5 ETF	171,610,089	24,434,985	—	24,434,985
First Trust Dorsey Wright Dynamic Focus 5 ETF	147,617,635	18,302,030	—	18,302,030
First Trust Indxx Innovative Transaction & Process ETF	101,439,424	16,139,576	(11,592,051)	4,547,525
First Trust Nasdaq Artificial Intelligence and Robotics ETF	575,399,288	67,747,116	(50,476,786)	17,270,330
First Trust International Developed Capital Strength ETF	88,731,507	14,039,568	(2,086,570)	11,952,998
K. Expenses
Expenses that are directly related to the Funds are charged to First Trust pursuant to the Investment Management Agreement, with the exception of advisory fees, distribution and service fees pursuant to a Rule 12b-1 plan, if any, brokerage expenses, pro rata share of fees and expenses attributable to investments in other investment companies (“acquired fund fees and expenses”), taxes, interest, and extraordinary expenses, which are paid by each respective Fund. See Note 3 relating to a reduction in MDIV’s annual unitary management fee. Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2024 (Unaudited)
First Trust has entered into licensing agreements with each of the following “Licensors” for the respective Funds:

Fund	Licensor
First Trust NASDAQ Technology Dividend Index Fund	Nasdaq, Inc.
Multi-Asset Diversified Income Index Fund	Nasdaq, Inc.
First Trust S&P International Dividend Aristocrats ETF	S&P Dow Jones Indices, LLC
First Trust Rising Dividend Achievers ETF	Nasdaq, Inc.
First Trust Dorsey Wright Focus 5 ETF	Dorsey, Wright & Associates, LLC
First Trust RBA American Industrial Renaissance® ETF	Richard Bernstein Advisors LLC
First Trust Dorsey Wright Momentum & Dividend ETF	Nasdaq, Inc.
First Trust Dorsey Wright International Focus 5 ETF	Dorsey, Wright & Associates, LLC
First Trust Dorsey Wright Dynamic Focus 5 ETF	Dorsey, Wright & Associates, LLC
First Trust Indxx Innovative Transaction & Process ETF	Indxx, Inc.
First Trust Nasdaq Artificial Intelligence and Robotics ETF	Nasdaq, Inc.
First Trust International Developed Capital Strength ETF	Nasdaq, Inc.
The respective license agreements allow for the use by First Trust of each Fund’s respective index and of certain trademarks and trade names of the respective Licensor. The Funds are sub-licensees to the applicable license agreements.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
First Trust is responsible for the expenses of each Fund including the cost of transfer agency, custody, fund administration, licensing fees, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses associated with the execution of portfolio transactions, acquired fund fees and expenses, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, which are paid by each respective Fund. The annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedules:

Breakpoints	TDIV	RDVY	FV	AIRR
Fund net assets up to and including $2.5 billion	0.5000%	0.5000%	0.3000%	0.7000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.4875%	0.4875%	0.2925%	0.6825%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.4750%	0.4750%	0.2850%	0.6650%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.4625%	0.4625%	0.2775%	0.6475%
Fund net assets greater than $10 billion up to and including $15 billion	0.4500%	0.4500%	0.2700%	0.6300%
Fund net assets greater than $15 billion	0.4250%	0.4250%	0.2550%	0.5950%

Breakpoints	DDIV	IFV	FVC
Fund net assets up to and including $2.5 billion	0.600%	0.3000%	0.3000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.585%	0.2925%	0.2925%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.570%	0.2850%	0.2850%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.555%	0.2775%	0.2775%
Fund net assets greater than $10 billion up to and including $15 billion	0.540%	0.2700%	0.2700%
Fund net assets greater than $15 billion	0.510%	0.2550%	0.2550%

Breakpoints	MDIV	FID	FTHI	FTQI
Fund net assets up to and including $2.5 billion	0.600%	0.600%	0.75000%	0.75000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.585%	0.585%	0.73125%	0.73125%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.570%	0.570%	0.71250%	0.71250%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.555%	0.555%	0.69375%	0.69375%
Fund net assets greater than $10 billion	0.540%	0.540%	0.67500%	0.67500%

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2024 (Unaudited)

Breakpoints	LEGR	ROBT	FICS
Fund net assets up to and including $2.5 billion	0.65000%	0.65000%	0.7000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.63375%	0.63375%	0.6825%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.61750%	0.61750%	0.6650%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.60125%	0.60125%	0.6475%
Fund net assets greater than $10 billion	0.58500%	0.58500%	0.6300%
For FTHI and FTQI, prior to December 14, 2023, the annual unitary management fee payable to First Trust was reduced at breakpoints and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.85000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.82875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.80750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.78625%
Fund net assets greater than $10 billion	0.76500%
In addition, MDIV, FV, IFV, and FVC incur pro rata share of fees and acquired fund fees and expenses. The total of the unitary management fee and acquired fund fees and expenses represents each Fund’s total annual operating expenses.
Pursuant to a contractual agreement between the Trust, on behalf of MDIV, and First Trust, the management fees paid to First Trust will be reduced by the proportional amount of the management fees earned by MDIV on assets invested in other investment companies advised by First Trust. This contractual agreement shall continue until the earlier of (i) its termination at the direction of the Trust’s Board of Trustees or (ii) the termination of MDIV’s investment management agreement with First Trust; however, it is expected to remain in place at least until January 31, 2025. First Trust does not have the right to recover the waived fees on the shares of investment companies advised by First Trust. For the six months ended March 31, 2024, MDIV waived $256,318 of management fees.
The Trust has multiple service agreements with BNYM. Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended March 31, 2024, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
First Trust NASDAQ Technology Dividend Index Fund	$504,872,901	$506,394,213
Multi-Asset Diversified Income Index Fund	167,069,453	166,788,288
First Trust S&P International Dividend Aristocrats ETF	36,916,539	36,532,295
First Trust BuyWrite Income ETF	121,622,249	178,507,575

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2024 (Unaudited)
	Purchases	Sales
First Trust Nasdaq BuyWrite Income ETF	$55,052,764	$85,036,274
First Trust Rising Dividend Achievers ETF	4,683,155,334	4,659,976,178
First Trust Dorsey Wright Focus 5 ETF	—	1,799,895
First Trust RBA American Industrial Renaissance® ETF	116,138,231	116,928,167
First Trust Dorsey Wright Momentum & Dividend ETF	39,586,455	39,562,578
First Trust Dorsey Wright International Focus 5 ETF	39,540,616	39,537,357
First Trust Dorsey Wright Dynamic Focus 5 ETF	174,690,154	174,511,213
First Trust Indxx Innovative Transaction & Process ETF	10,408,937	11,028,308
First Trust Nasdaq Artificial Intelligence and Robotics ETF	103,425,576	97,385,162
First Trust International Developed Capital Strength ETF	27,185,388	27,218,142
For the six months ended March 31, 2024, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
First Trust NASDAQ Technology Dividend Index Fund	$396,009,969	$402,392,068
Multi-Asset Diversified Income Index Fund	22,005,198	35,731,092
First Trust S&P International Dividend Aristocrats ETF	3,946,765	3,739,707
First Trust BuyWrite Income ETF	267,737,844	16,984,072
First Trust Nasdaq BuyWrite Income ETF	166,837,554	—
First Trust Rising Dividend Achievers ETF	3,682,291,409	3,006,036,869
First Trust Dorsey Wright Focus 5 ETF	83,665,003	243,432,671
First Trust RBA American Industrial Renaissance® ETF	257,704,134	66,650,762
First Trust Dorsey Wright Momentum & Dividend ETF	—	6,062,342
First Trust Dorsey Wright International Focus 5 ETF	26,930,823	81,739,156
First Trust Dorsey Wright Dynamic Focus 5 ETF	15,804,354	69,988,566
First Trust Indxx Innovative Transaction & Process ETF	—	3,749,846
First Trust Nasdaq Artificial Intelligence and Robotics ETF	135,275,915	50,635,834
First Trust International Developed Capital Strength ETF	20,352,731	—
5. Derivative Transactions
The following table presents the types of derivatives held by each Fund at March 31, 2024, the primary underlying risk exposure and the location of these instruments as presented on the Statements of Assets and Liabilities.

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
FTHI
Options contracts	Equity Risk	Options contracts purchased, at value	$—	Options contracts written, at value	$10,857,911
FTQI
Options contracts	Equity Risk	Options contracts purchased, at value	—	Options contracts written, at value	4,167,330
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended March 31, 2024, on each Fund’s derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Statements of Operations Location	FTHI	FTQI
Equity Risk Exposure
Net realized gain (loss) on written options contracts	$(23,735,403)	$(8,797,402)

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2024 (Unaudited)

Statements of Operations Location	FTHI	FTQI
Net change in unrealized appreciation (depreciation) on written options contracts	$(5,706,915)	$(211,882)
During the six months ended March 31, 2024, for FTHI, the premiums for written options contracts opened were $25,333,734 and the premiums for written options contracts closed, exercised and expired were $21,123,393.
During the six months ended March 31, 2024, for FTQI, the premiums for written options contracts opened were $13,443,548 and the premiums for written options contracts closed, exercised and expired were $10,428,489.
FTHI and FTQI do not have the right to offset on financial assets and financial liabilities related to options contracts on the Statements of Assets and Liabilities.
6. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before January 31, 2025.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2024 (Unaudited)
8. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Additional Information
First Trust Exchange-Traded Fund VI
March 31, 2024 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Defined Outcome Funds Risk. To the extent a fund’s investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any) may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor’s investment period. Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund’s share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period. Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.

Additional Information (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2024 (Unaudited)
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index or Model Constituent Risk. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund’s shares.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021.

Additional Information (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2024 (Unaudited)
There is no assurance that any alternative reference rate, including the Secured Overnight Financing Rate (“SOFR”) will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the U.S. has resumed “reasonably” normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a fund’s shares and result in increased market volatility. During any such events, a fund’s shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a fund’s shares may widen.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund’s ability to meet its investment objective. Although the funds and the funds’ investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
Preferred Securities Risk. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company’s capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer

Additional Information (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2024 (Unaudited)
payment on the securities and, in some cases, redeem the securities prior to a specified date. Preferred securities may also be substantially less liquid than other securities, including common stock.
Valuation Risk. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions (sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots. If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.
NOT FDIC INSURED  NOT BANK GUARANTEED  MAY LOSE VALUE

First Trust Exchange-Traded Fund VI
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

Semi-Annual Report
For the Six Months Ended March 31, 2024

First Trust Exchange-Traded Fund VI
Book 2

First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
First Trust Dorsey Wright Momentum & Value ETF (DVLU)
First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)

Table of Contents
First Trust Exchange-Traded Fund VI
Semi-Annual Report
March 31, 2024

Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund VI (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund’s performance and investment approach.
By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Exchange-Traded Fund VI
Semi-Annual Letter from the Chairman and CEO
March 31, 2024
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for certain series of the First Trust Exchange-Traded Fund VI (the “Funds”), which contains detailed information about the Funds for the six-month period ended March 31, 2024.
On March 21, 2024, the Swiss National Bank (“SNB”) unexpectedly announced a reduction of 25 basis points (“bps”) to its policy interest rate, lowering the metric from 1.75% to 1.50%. The move marked the SNB’s first interest rate cut in nine years and made Switzerland the first member of the so-called “Group of 10” (“G10”) to announce a policy rate reduction since the global battle with inflation began post COVID-19. Notably, the SNB’s announcement stood in stark contrast to the Bank of Japan’s revelation earlier in the same week that it would be raising interest rates for the first time in 17 years. Investors may be wondering why these two nations are undertaking divergent interest rate policies. From our perspective, the answer lies in the data. Despite recent disinflation, just two of the 11 countries that comprise the G10 boast headline inflation that lies below their target rate. Those countries are Denmark and Switzerland, with headline inflation of 0.8% and 1.0%, respectively. By contrast, headline inflation stood at 2.8% in Japan, above the Bank of Japan’s stated policy rate of 2.0%.
In the U.S., the trailing 12-month rate of the Consumer Price Index stood at 3.5% at the end of March 2024, down from its most-recent high of 9.1% at the end of June 2022, but up from its most recent low of 3.0% in June 2023. Continued inflationary pressures, along with better-than-expected economic data, continue to fuel the debate regarding the timing of interest rate cuts in the U.S. In December 2023, the Federal Reserve (the “Fed”) announced that they expected to implement three interest rate cuts for a total of 75 bps in 2024. The announcement was met with exuberance, sending the S&P 500® Index surging by 12.10% on a total return basis between December 13, 2023, the date of the Fed’s announcement, and the end of March 2024. That said, investors may have overestimated the timing of these cuts. On December 29, 2023, the Federal Funds rate futures market projected that the Fed would implement six rate cuts totaling 158 bps in 2024. As of the end of March 2024, that same futures market estimated that just two cuts, totaling 67 bps, were likely to occur by the end of the year.
Attention remains focused on the U.S. consumer, with reports that the current pace of spending may be unsustainable over the long-term. One justification for this view is recent analysis by the Federal Reserve Bank of San Francisco, which revealed that the excess savings consumers built up during the pandemic are likely to be completely drawn down in the first half of 2024. That said, the Fed also reported that U.S. household net worth surged by 3.2% on a quarter-over-quarter basis to a record $156.2 trillion in the fourth quarter of 2023. While it is true that many households are feeling the sting of persistent inflation, the increase in wealth brought on by surging equity valuations and home prices mitigated some of that pain, in our opinion.
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Funds again in six months.
Sincerely,

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Market Overview
First Trust Exchange-Traded Fund VI
Semi-Annual Report
March 31, 2024
Robert F. Carey, CFA
Senior Vice President and Chief Market Strategist
First Trust Advisors L.P.
Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has more than 30 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst (“CFA”) designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service and Registered Rep.
State of the Global Economy/Investing
The latest global growth forecast from the International Monetary Fund (“IMF”) released in April 2024 sees real gross domestic product (“GDP”) rising by 3.2% worldwide in 2024, up from their forecast of 3.1% in January 2024. The IMF is forecasting a 2.7% increase in the U.S. GDP, up from its January 2024 estimate of 2.1%. The GDP in Emerging Market and Developing Economies is expected to grow by 4.2% this year, up from the IMF’s 4.1% estimate in January 2024. The IMF notes that its current global growth forecast remains below the historical average (2000-2019) of 3.8%, reflecting restrictive monetary policies and low productivity growth.
In the U.S., inflation, as measured by the Consumer Price Index (“CPI”), stood at 3.5% on a trailing 12-month basis at the end of March 2024, according to the U.S. Bureau of Labor Statistics. While it is true that the CPI decreased from its most recent high of 9.1% set in June 2022, the rate has increased from its most recent low of 3.0% set in June 2023.
Performance of Global Stocks and Bonds
The major U.S. stock indices were markedly higher over the past six months. The S&P 500® (the “Index”), S&P MidCap 400® and S&P SmallCap 600® Indices posted total returns of 23.48%, 22.78%, and 17.95%, respectively, for the six-month period ended March 31, 2024. Each of the 11 major sectors that comprise the Index were positive on a total return basis. The top performer was the Information Technology sector, up 32.03%, while the worst showing came from the Energy sector, which was up 5.80%.
A Bloomberg survey of twenty-one equity strategists found that their average 2024 year-end price target for the Index was 4,962 as of March 19, 2024. The highest and lowest estimates were 5,400 and 4,200, respectively. Brian Wesbury, Chief Economist at First Trust, announced in December 2023 that he is looking for a year-end price target of 4,500. The Index closed trading on March 28, 2024, at an all-time high of 5,254.35. The outlook for U.S. corporate earnings in 2024 is very strong. Bloomberg’s consensus year-over-year earnings growth rate estimates for the Index for the 2024 and 2025 calendar years stood at 8.99% and 13.34%, respectively, as of March 31, 2024.
The broader foreign stock indices experienced positive total returns over the past six months. For the six-month period ended March 31, 2024, the MSCI World ex USA and MSCI Emerging Markets equity indices posted total returns of 16.57% (USD) and 10.12% (USD), respectively, according to Bloomberg. The major foreign bond indices were also positive over the period. The Bloomberg Global Aggregate Bond Index of higher quality debt posted a total return of 6.17% (USD), while the Bloomberg EM Hard Currency Aggregate Index of emerging markets debt increased by 10.07% (USD), according to Bloomberg. The U.S. Dollar fell 1.59% over the past six months against a basket of major currencies, as measured by the U.S. Dollar Index (DXY).
The U.S. bond market also saw positive total returns. The top performing major debt group we track was long duration municipal bonds. The Bloomberg Municipal Long Bond Index (22+ Years) posted a total return of 10.78% for the six-month period ended March 31, 2024. The worst-performing U.S. debt group that we track was U.S. Treasuries. The Bloomberg U.S. Treasury Intermediate Index posted a total return of 3.69% over the period. The yield on the benchmark 10-Year Treasury Note (“T-Note”) fell by 37 basis points in the period to close at 4.20% on March 28, 2024, according to Bloomberg. For comparative purposes, the average yield on the 10-Year T-Note was 2.35% for the 10-year period ended March 31, 2024.

Fund Performance Overview (Unaudited)
First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
The First Trust SMID Cap Rising Dividend Achievers ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Nasdaq US Small Mid Cap Rising Dividend AchieversTM Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the index. The Index is composed of securities in the small mid cap space determined by Nasdaq, Inc. (the “Index Provider”) to have increased their dividend value over the previous three year and five year annual periods, while being best positioned to continue the dividend increases. The shares of the Fund are listed and traded on Nasdaq, Inc., under the ticker symbol “SDVY.”

Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 3/31/24	1 Year Ended 3/31/24	5 Years Ended 3/31/24	Inception (11/1/17) to 3/31/24	5 Years Ended 3/31/24	Inception (11/1/17) to 3/31/24
Fund Performance
NAV	24.45%	33.21%	13.91%	11.02%	91.80%	95.48%
Market Price	24.45%	33.21%	13.91%	11.02%	91.79%	95.48%
Index Performance
Nasdaq US Small Mid Cap Rising Dividend AchieversTM Index	24.95%	34.22%	14.64%	11.72%	97.96%	103.56%
S&P 1000® Index	21.31%	21.06%	10.94%	9.42%	68.05%	78.10%
(See Notes to Fund Performance Overview on page 10.)

Nasdaq® and Nasdaq US Small Mid Cap Rising Dividend AchieversTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust SMID Cap Rising Dividend Achievers ETF (SDVY) (Continued)

Sector Allocation	% of Total Long-Term Investments
Financials	31.3%
Industrials	22.9
Consumer Discretionary	19.1
Energy	10.0
Materials	8.0
Information Technology	3.9
Communication Services	3.8
Consumer Staples	1.0
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments
Boise Cascade Co.	1.1%
Winnebago Industries, Inc.	1.1
Corebridge Financial, Inc.	1.1
Williams-Sonoma, Inc.	1.1
Meritage Homes Corp.	1.1
Insperity, Inc.	1.1
Comerica, Inc.	1.1
Regions Financial Corp.	1.0
Century Communities, Inc.	1.0
ChampionX Corp.	1.0
Total	10.7%

Performance of a $10,000 Initial Investment
November 1, 2017 - March 31, 2024

$25,000
$20,000
$15,000
$10,000
$5,000
$20,356
$19,548
$17,810
11/1/17
3/31/18
9/30/18
3/31/19
9/30/19
3/31/20
9/30/20
3/31/21
9/30/21
3/31/22
9/30/22
3/31/23
9/30/23
3/31/24
First Trust SMID Cap Rising Dividend Achievers ETF
Nasdaq US Small Mid Cap Rising Dividend Achievers™ Index
S&P 1000® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Dorsey Wright Momentum & Value ETF (DVLU)
The First Trust Dorsey Wright Momentum & Value ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Dorsey Wright Momentum Plus ValueTM Index (the “Index”). Under normal conditions, the Fund will invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Index is a rules-based equity index designed to track the overall performance of the 50 most undervalued stocks comprising the Nasdaq US Large Mid CapTM Index that exhibit high levels of “relative strength.” A relative strength analysis is a momentum-based investment strategy that emphasizes a security’s forward price momentum in the security selection process. The Index is owned and was developed by Nasdaq, Inc. The shares of the Fund are listed and traded on Nasdaq, Inc., under the ticker symbol “DVLU.”

Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 3/31/24	1 Year Ended 3/31/24	5 Years Ended 3/31/24	Inception (9/5/18) to 3/31/24	5 Years Ended 3/31/24	Inception (9/5/18) to 3/31/24
Fund Performance
NAV	32.82%	37.28%	13.06%	9.44%	84.70%	65.22%
Market Price	32.72%	37.30%	13.05%	9.43%	84.63%	65.16%
Index Performance
Dorsey Wright Momentum Plus ValueTM Index	33.30%	38.31%	13.80%	10.15%	90.87%	71.28%
S&P 500® Index	23.48%	29.88%	15.05%	13.27%	101.57%	100.11%
(See Notes to Fund Performance Overview on page 10.)

Nasdaq® and Dorsey Wright Momentum Plus ValueTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Dorsey Wright Momentum & Value ETF (DVLU) (Continued)

Sector Allocation	% of Total Long-Term Investments
Financials	25.5%
Consumer Discretionary	23.5
Health Care	11.1
Materials	10.2
Energy	10.0
Industrials	9.1
Information Technology	5.1
Utilities	3.2
Consumer Staples	1.2
Real Estate	1.1
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments
Dell Technologies, Inc., Class C	3.6%
Marathon Petroleum Corp.	3.2
Tenet Healthcare Corp.	3.0
Taylor Morrison Home Corp.	3.0
Toll Brothers, Inc.	3.0
Phillips 66	3.0
Reinsurance Group of America, Inc.	3.0
American International Group, Inc.	2.8
Nucor Corp.	2.7
Lennar Corp., Class A	2.7
Total	30.0%

Performance of a $10,000 Initial Investment
September 5, 2018 - March 31, 2024

$25,000
$20,000
$15,000
$10,000
$5,000
$20,011
$17,128
$16,522
9/5/18
9/30/18
3/31/19
9/30/19
3/31/20
9/30/20
3/31/21
9/30/21
3/31/22
9/30/22
3/31/23
9/30/23
3/31/24
First Trust Dorsey Wright Momentum & Value ETF
Dorsey Wright Momentum Plus Value™ Index
S&P 500® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)
The First Trust Dorsey Wright Momentum & Low Volatility ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Dorsey Wright Momentum Plus Low VolatilityTM Index (the “Index”). Under normal conditions, the Fund will invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Index is a rules-based equity index designed to track the overall performance of the 50 stocks comprising the Nasdaq US Large Mid CapTM Index that exhibit the lowest levels of volatility while still maintaining high levels of “relative strength.” A relative strength analysis is a momentum-based investment strategy that emphasizes a security’s forward price momentum in the security selection process. The Index is owned and was developed by Nasdaq, Inc. The shares of the Fund are listed and traded on Nasdaq, Inc., under the ticker symbol “DVOL.”

Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 3/31/24	1 Year Ended 3/31/24	5 Years Ended 3/31/24	Inception (9/5/18) to 3/31/24	5 Years Ended 3/31/24	Inception (9/5/18) to 3/31/24
Fund Performance
NAV	23.15%	20.82%	9.50%	9.17%	57.41%	62.97%
Market Price	23.06%	20.83%	9.49%	9.16%	57.36%	62.92%
Index Performance
Dorsey Wright Momentum Plus Low VolatilityTM Index	23.58%	21.65%	10.21%	9.87%	62.57%	68.92%
S&P 500® Index	23.48%	29.88%	15.05%	13.27%	101.57%	100.11%
(See Notes to Fund Performance Overview on page 10.)

Nasdaq® and Dorsey Wright Momentum Plus Low VolatilityTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL) (Continued)

Sector Allocation	% of Total Long-Term Investments
Industrials	34.8%
Financials	23.8
Health Care	11.3
Information Technology	9.6
Consumer Discretionary	9.3
Consumer Staples	3.8
Energy	3.0
Utilities	1.9
Real Estate	1.4
Materials	1.1
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments
Republic Services, Inc.	3.3%
Cencora, Inc.	3.0
Mastercard, Inc., Class A	3.0
Visa, Inc., Class A	3.0
TJX (The) Cos., Inc.	3.0
Amphenol Corp., Class A	2.9
Marsh & McLennan Cos., Inc.	2.9
AMETEK, Inc.	2.8
Cintas Corp.	2.8
Otis Worldwide Corp.	2.7
Total	29.4%

Performance of a $10,000 Initial Investment
September 5, 2018 - March 31, 2024

$25,000
$20,000
$15,000
$10,000
$5,000
$20,011
$16,892
$16,297
9/5/18
9/30/18
3/31/19
9/30/19
3/31/20
9/30/20
3/31/21
9/30/21
3/31/22
9/30/22
3/31/23
9/30/23
3/31/24
First Trust Dorsey Wright Momentum & Low Volatility ETF
Dorsey Wright Momentum Plus Low Volatility™ Index
S&P 500® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Notes to Fund Performance Overview (Unaudited)
Total returns for the periods since inception are calculated from the inception date of each Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.
Each Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint of the national best bid and offer price (“NBBO”) as of the time that the Fund’s NAV is calculated. Under Securities and Exchange Commission rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund’s NAV is calculated. Prior to January 1, 2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund’s NAV was calculated. Since shares of each Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future performance.

First Trust Exchange-Traded Fund VI
Understanding Your Fund Expenses
March 31, 2024 (Unaudited)
As a shareholder of First Trust SMID Cap Rising Dividend Achievers ETF, First Trust Dorsey Wright Momentum & Value ETF, or First Trust Dorsey Wright Momentum & Low Volatility ETF (each a “Fund” and collectively, the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended March 31, 2024.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
Actual	$1,000.00	$1,244.50	0.60%	$3.37
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	0.60%	$3.03
First Trust Dorsey Wright Momentum & Value ETF (DVLU)
Actual	$1,000.00	$1,328.20	0.60%	$3.49
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	0.60%	$3.03
First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)
Actual	$1,000.00	$1,231.50	0.60%	$3.35
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	0.60%	$3.03

(a)
Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period
(October 1, 2023 through March 31, 2024), multiplied by 183/366 (to reflect the six-month period).

First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
Portfolio of Investments
March 31, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Air Freight & Logistics — 1.0%
317,760	Expeditors International of Washington, Inc.	$38,630,083
	Automobile Components — 2.0%
271,688	Lear Corp.	39,362,157
1,049,413	Phinia, Inc.	40,328,942
		79,691,099
	Automobiles — 1.1%
587,087	Winnebago Industries, Inc.	43,444,438
	Banks — 15.2%
893,524	Bank OZK	40,619,601
1,407,832	Cadence Bank	40,827,128
1,137,168	Citizens Financial Group, Inc.	41,267,827
769,541	Comerica, Inc.	42,317,060
506,320	East West Bancorp, Inc.	40,054,975
2,876,558	Eastern Bankshares, Inc.	39,638,969
1,080,628	Fifth Third Bancorp	40,210,168
2,309,493	First BanCorp	40,508,507
2,918,263	Huntington Bancshares, Inc.	40,709,769
712,906	International Bancshares Corp.	40,022,543
463,032	Popular, Inc.	40,788,489
1,999,158	Regions Financial Corp.	42,062,284
1,005,873	Synovus Financial Corp.	40,295,272
392,314	Wintrust Financial Corp.	40,953,658
957,117	Zions Bancorp N.A.	41,538,878
		611,815,128
	Building Products — 4.0%
437,317	A.O. Smith Corp.	39,122,379
233,233	Advanced Drainage Systems, Inc.	40,172,052
238,312	Owens Corning	39,750,441
329,402	UFP Industries, Inc.	40,519,740
		159,564,612
	Capital Markets — 1.0%
1,415,752	Franklin Resources, Inc.	39,796,789
	Chemicals — 1.9%
456,518	CF Industries Holdings, Inc.	37,986,863
259,408	Westlake Corp.	39,637,542
		77,624,405
	Construction & Engineering — 2.0%
123,388	Comfort Systems USA, Inc.	39,201,601
115,913	EMCOR Group, Inc.	40,592,733
		79,794,334
	Consumer Finance — 3.0%
1,012,331	Ally Financial, Inc.	41,090,515
Shares	Description	Value

	Consumer Finance (Continued)
1,854,073	SLM Corp.	$40,400,251
911,493	Synchrony Financial	39,303,578
		120,794,344
	Diversified Consumer Services — 0.9%
2,157,716	Perdoceo Education Corp.	37,889,493
	Electronic Equipment, Instruments & Components — 1.0%
1,717,014	Vishay Intertechnology, Inc.	38,941,878
	Energy Equipment & Services — 4.0%
1,736,603	Atlas Energy Solutions, Inc.	39,281,960
797,023	Cactus, Inc., Class A	39,922,882
1,161,823	ChampionX Corp.	41,697,828
4,264,742	Select Water Solutions, Inc.	39,363,568
		160,266,238
	Entertainment — 1.0%
1,522,717	Endeavor Group Holdings, Inc., Class A	39,179,508
	Financial Services — 7.1%
1,498,817	Corebridge Financial, Inc.	43,061,012
1,081,315	Equitable Holdings, Inc.	41,100,783
688,272	Essent Group Ltd.	40,959,067
620,056	Jackson Financial, Inc., Class A	41,010,504
1,814,325	MGIC Investment Corp.	40,568,307
1,214,819	Radian Group, Inc.	40,659,992
542,564	Voya Financial, Inc.	40,106,331
		287,465,996
	Food Products — 0.9%
641,033	Cal-Maine Foods, Inc.	37,724,792
	Ground Transportation — 1.0%
207,400	Landstar System, Inc.	39,978,424
	Hotels, Restaurants & Leisure — 1.0%
537,304	Monarch Casino & Resort, Inc.	40,292,427
	Household Durables — 8.1%
432,775	Century Communities, Inc.	41,762,788
1,168,173	Ethan Allen Interiors, Inc.	40,383,741
261,268	Garmin Ltd.	38,894,967
159,205	Installed Building Products, Inc.	41,191,110
560,880	KB Home	39,755,174
242,103	Meritage Homes Corp.	42,479,392
343,415	PulteGroup, Inc.	41,422,717
316,535	Toll Brothers, Inc.	40,950,133
		326,840,022
	Insurance — 4.9%
287,565	American Financial Group, Inc.	39,246,871
See Notes to Financial Statements

First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance (Continued)
317,645	Cincinnati Financial Corp.	$39,441,980
96,935	Everest Group Ltd.	38,531,663
205,539	Reinsurance Group of America, Inc.	39,644,362
730,858	Unum Group	39,217,840
		196,082,716
	Interactive Media & Services — 0.9%
783,949	Shutterstock, Inc.	35,912,704
	Machinery — 8.9%
327,104	AGCO Corp.	40,240,334
294,842	Crane Co.	39,842,000
407,585	Graco, Inc.	38,092,894
158,717	IDEX Corp.	38,730,122
299,872	ITT, Inc.	40,791,588
153,275	Lincoln Electric Holdings, Inc.	39,152,566
726,795	Mueller Industries, Inc.	39,196,054
131,674	Snap-on, Inc.	39,004,472
644,696	Terex Corp.	41,518,423
		356,568,453
	Marine Transportation — 1.0%
361,712	Matson, Inc.	40,656,429
	Media — 1.9%
1,175,783	Interpublic Group of (The) Cos., Inc.	38,365,800
412,778	Omnicom Group, Inc.	39,940,399
		78,306,199
	Metals & Mining — 5.1%
123,597	Alpha Metallurgical Resources, Inc.	40,931,618
706,177	Commercial Metals Co.	41,502,022
118,737	Reliance, Inc.	39,679,531
276,196	Steel Dynamics, Inc.	40,940,533
3,559,369	SunCoke Energy, Inc.	40,114,089
		203,167,793
	Oil, Gas & Consumable Fuels — 6.0%
705,538	California Resources Corp.	38,875,144
456,265	Chesapeake Energy Corp.	40,530,020
641,765	HF Sinclair Corp.	38,743,353
1,596,123	Magnolia Oil & Gas Corp., Class A	41,419,392
813,963	SM Energy Co.	40,576,056
68,577	Texas Pacific Land Corp.	39,672,480
		239,816,445
	Paper & Forest Products — 1.0%
670,681	Sylvamo Corp.	41,407,845
Shares	Description	Value

	Professional Services — 3.9%
1,149,846	Genpact Ltd.	$37,887,426
387,002	Insperity, Inc.	42,419,289
255,660	Jacobs Solutions, Inc.	39,302,612
482,960	Robert Half, Inc.	38,289,069
		157,898,396
	Semiconductors & Semiconductor Equipment — 1.0%
1,218,661	Amkor Technology, Inc.	39,289,631
	Specialty Retail — 3.0%
980,724	Buckle (The), Inc.	39,493,756
180,077	Dick’s Sporting Goods, Inc.	40,492,114
134,199	Williams-Sonoma, Inc.	42,612,208
		122,598,078
	Technology Hardware, Storage & Peripherals — 2.0%
355,894	Dell Technologies, Inc., Class C	40,611,064
372,076	NetApp, Inc.	39,056,818
		79,667,882
	Textiles, Apparel & Luxury Goods — 2.9%
442,692	Carter’s, Inc.	37,487,159
645,393	Kontoor Brands, Inc.	38,884,928
209,713	Ralph Lauren Corp.	39,375,713
		115,747,800
	Trading Companies & Distributors — 1.1%
289,474	Boise Cascade Co.	44,396,627
	Total Common Stocks	4,011,251,008
	(Cost $3,531,888,647)
MONEY MARKET FUNDS — 0.1%
2,575,910	Dreyfus Government Cash Management Fund, Institutional Shares - 5.20% (a)	2,575,910
	(Cost $2,575,910)

	Total Investments — 99.9%	4,013,826,918
	(Cost $3,534,464,557)
	Net Other Assets and Liabilities — 0.1%	3,173,977
	Net Assets — 100.0%	$4,017,000,895

(a)	Rate shown reflects yield as of March 31, 2024.
See Notes to Financial Statements

First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 4,011,251,008	$ 4,011,251,008	$ —	$ —
Money Market Funds	2,575,910	2,575,910	—	—
Total Investments	$4,013,826,918	$4,013,826,918	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Dorsey Wright Momentum & Value ETF (DVLU)
Portfolio of Investments
March 31, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 1.3%
3,599	Textron, Inc.	$345,252
	Banks — 9.7%
388	First Citizens BancShares, Inc., Class A	634,380
1,408	JPMorgan Chase & Co.	282,022
5,252	Popular, Inc.	462,649
2,654	SouthState Corp.	225,669
5,836	Western Alliance Bancorp	374,613
11,327	Zions Bancorp N.A.	491,592
		2,470,925
	Building Products — 4.2%
1,528	Builders FirstSource, Inc. (a)	318,664
2,646	Owens Corning	441,353
2,516	UFP Industries, Inc.	309,493
		1,069,510
	Chemicals — 2.6%
1,589	Celanese Corp.	273,086
2,584	Westlake Corp.	394,835
		667,921
	Consumer Finance — 6.4%
4,573	Capital One Financial Corp.	680,874
3,238	Discover Financial Services	424,470
10,534	OneMain Holdings, Inc.	538,182
		1,643,526
	Consumer Staples Distribution & Retail — 1.2%
5,695	US Foods Holding Corp. (a)	307,359
	Electric Utilities — 1.1%
16,048	PG&E Corp.	268,965
	Electronic Equipment, Instruments & Components — 1.5%
6,462	Coherent Corp. (a)	391,727
	Health Care Providers & Services — 9.7%
5,684	Cardinal Health, Inc.	636,039
7,792	Centene Corp. (a)	611,516
861	McKesson Corp.	462,228
7,380	Tenet Healthcare Corp. (a)	775,712
		2,485,495
	Household Durables — 15.8%
3,047	D.R. Horton, Inc.	501,384
4,009	Lennar Corp., Class A	689,468
3,581	Meritage Homes Corp.	628,322
5,669	PulteGroup, Inc.	683,795
12,435	Taylor Morrison Home Corp. (a)	773,084
5,947	Toll Brothers, Inc.	769,363
		4,045,416
Shares	Description	Value

	Independent Power and Renewable Electricity Producers — 2.2%
8,011	Vistra Corp.	$557,966
	Insurance — 8.1%
9,071	American International Group, Inc.	709,080
20,125	Old Republic International Corp.	618,240
3,914	Reinsurance Group of America, Inc.	754,932
		2,082,252
	Machinery — 1.6%
3,244	PACCAR, Inc.	401,899
	Metals & Mining — 7.6%
30,028	Cleveland-Cliffs, Inc. (a)	682,837
3,488	Nucor Corp.	690,275
1,730	Reliance, Inc.	578,131
		1,951,243
	Mortgage REITs — 1.3%
16,050	Starwood Property Trust, Inc.	326,297
	Oil, Gas & Consumable Fuels — 10.0%
2,031	ConocoPhillips	258,506
2,528	Diamondback Energy, Inc.	500,974
1,929	EOG Resources, Inc.	246,603
4,002	Marathon Petroleum Corp.	806,403
4,636	Phillips 66	757,244
		2,569,730
	Pharmaceuticals — 1.3%
21,236	Elanco Animal Health, Inc. (a)	345,722
	Real Estate Management & Development — 1.1%
1,448	Jones Lang LaSalle, Inc. (a)	282,490
	Specialty Retail — 5.0%
1,746	Dick’s Sporting Goods, Inc.	392,606
988	Lowe’s Cos., Inc.	251,673
3,887	Penske Automotive Group, Inc.	629,655
		1,273,934
	Technology Hardware, Storage & Peripherals — 3.6%
8,027	Dell Technologies, Inc., Class C	915,961
	Textiles, Apparel & Luxury Goods — 2.7%
4,856	PVH Corp.	682,802
	Trading Companies & Distributors — 1.9%
5,074	Beacon Roofing Supply, Inc. (a)	497,354
	Total Common Stocks	25,583,746
	(Cost $18,866,334)
See Notes to Financial Statements

First Trust Dorsey Wright Momentum & Value ETF (DVLU)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 0.0%
2,151	Dreyfus Government Cash Management Fund, Institutional Shares - 5.20% (b)	$2,151
	(Cost $2,151)

	Total Investments — 99.9%	25,585,897
	(Cost $18,868,485)
	Net Other Assets and Liabilities — 0.1%	12,846
	Net Assets — 100.0%	$25,598,743

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of March 31, 2024.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 25,583,746	$ 25,583,746	$ —	$ —
Money Market Funds	2,151	2,151	—	—
Total Investments	$25,585,897	$25,585,897	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)
Portfolio of Investments
March 31, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 5.9%
4,211	Curtiss-Wright Corp.	$1,077,763
10,159	Howmet Aerospace, Inc.	695,181
5,514	Textron, Inc.	528,958
488	TransDigm Group, Inc.	601,021
		2,902,923
	Air Freight & Logistics — 1.0%
4,196	Expeditors International of Washington, Inc.	510,108
	Banks — 2.1%
5,099	JPMorgan Chase & Co.	1,021,330
	Commercial Services & Supplies — 7.6%
1,971	Cintas Corp.	1,354,136
13,451	Copart, Inc. (a)	779,082
8,339	Republic Services, Inc.	1,596,418
		3,729,636
	Communications Equipment — 2.7%
3,754	Motorola Solutions, Inc.	1,332,595
	Construction Materials — 1.1%
1,977	Vulcan Materials Co.	539,563
	Consumer Staples Distribution & Retail — 3.8%
1,825	Costco Wholesale Corp.	1,337,050
9,671	US Foods Holding Corp. (a)	521,944
		1,858,994
	Electric Utilities — 1.9%
54,019	PG&E Corp.	905,358
	Electrical Equipment — 2.8%
7,464	AMETEK, Inc.	1,365,166
	Electronic Equipment, Instruments & Components — 2.9%
12,228	Amphenol Corp., Class A	1,410,500
	Financial Services — 7.8%
5,199	Fiserv, Inc. (a)	830,904
3,073	Mastercard, Inc., Class A	1,479,865
5,279	Visa, Inc., Class A	1,473,263
		3,784,032
	Health Care Providers & Services — 11.3%
7,281	Cardinal Health, Inc.	814,744
6,117	Cencora, Inc.	1,486,370
1,938	Chemed Corp.	1,244,060
Shares	Description	Value

	Health Care Providers & Services (Continued)
2,322	McKesson Corp.	$1,246,566
1,449	UnitedHealth Group, Inc.	716,820
		5,508,560
	Hotels, Restaurants & Leisure — 1.4%
3,287	Hilton Worldwide Holdings, Inc.	701,150
	Household Durables — 1.1%
66	NVR, Inc. (a)	534,597
	Industrial Conglomerates — 1.2%
3,202	General Electric Co.	562,047
	Insurance — 14.0%
14,073	Aflac, Inc.	1,208,308
5,150	Arthur J. Gallagher & Co.	1,287,706
13,060	Brown & Brown, Inc.	1,143,272
6,829	Marsh & McLennan Cos., Inc.	1,406,638
39,306	Old Republic International Corp.	1,207,480
5,358	Selective Insurance Group, Inc.	584,933
		6,838,337
	Machinery — 9.2%
3,956	Illinois Tool Works, Inc.	1,061,513
13,515	Otis Worldwide Corp.	1,341,634
4,447	PACCAR, Inc.	550,939
2,338	Snap-on, Inc.	692,562
5,757	Westinghouse Air Brake Technologies Corp.	838,680
		4,485,328
	Oil, Gas & Consumable Fuels — 3.0%
50,284	Antero Midstream Corp.	706,993
12,479	DT Midstream, Inc.	762,467
		1,469,460
	Professional Services — 5.0%
4,415	Booz Allen Hamilton Holding Corp.	655,363
7,969	Parsons Corp. (a)	661,028
4,778	Verisk Analytics, Inc.	1,126,318
		2,442,709
	Software — 1.9%
5,003	PTC, Inc. (a)	945,267
	Specialized REITs — 1.4%
8,624	Iron Mountain, Inc.	691,731
	Specialty Retail — 6.8%
1,261	Murphy USA, Inc.	528,611
1,183	O’Reilly Automotive, Inc. (a)	1,335,465
14,322	TJX (The) Cos., Inc.	1,452,537
		3,316,613
See Notes to Financial Statements

First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Technology Hardware, Storage & Peripherals — 2.0%
5,701	Apple, Inc.	$977,607
	Trading Companies & Distributors — 2.0%
12,929	Fastenal Co.	997,343
	Total Common Stocks	48,830,954
	(Cost $41,170,846)
MONEY MARKET FUNDS — 0.0%
4,201	Dreyfus Government Cash Management Fund, Institutional Shares - 5.20% (b)	4,201
	(Cost $4,201)

	Total Investments — 99.9%	48,835,155
	(Cost $41,175,047)
	Net Other Assets and Liabilities — 0.1%	26,021
	Net Assets — 100.0%	$48,861,176

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of March 31, 2024.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 48,830,954	$ 48,830,954	$ —	$ —
Money Market Funds	4,201	4,201	—	—
Total Investments	$48,835,155	$48,835,155	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Assets and Liabilities
March 31, 2024 (Unaudited)

	First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)	First Trust Dorsey Wright Momentum & Value ETF (DVLU)	First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)
ASSETS:
Investments, at value	$4,013,826,918	$25,585,897	$48,835,155
Cash	875,428	4,408	1,868
Receivables:
Capital shares sold	34,749,184	—	—
Dividends	4,152,208	20,852	33,508
Investment securities sold	—	—	15,140
Total Assets	4,053,603,738	25,611,157	48,885,671

LIABILITIES:
Payables:
Investment securities purchased	34,697,237	—	—
Investment advisory fees	1,905,606	12,414	24,495
Total Liabilities	36,602,843	12,414	24,495
NET ASSETS	$4,017,000,895	$25,598,743	$48,861,176

NET ASSETS consist of:
Paid-in capital	$3,532,785,007	$30,595,889	$65,932,062
Par value	1,153,500	8,500	16,000
Accumulated distributable earnings (loss)	483,062,388	(5,005,646)	(17,086,886)
NET ASSETS	$4,017,000,895	$25,598,743	$48,861,176
NET ASSET VALUE, per share	$34.82	$30.12	$30.54
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	115,350,002	850,002	1,600,002
Investments, at cost	$3,534,464,557	$18,868,485	$41,175,047
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Operations
For the Six Months Ended March 31, 2024 (Unaudited)

	First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)	First Trust Dorsey Wright Momentum & Value ETF (DVLU)	First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)
INVESTMENT INCOME:
Dividends	$33,782,825	$234,250	$385,716
Foreign withholding tax	(109,420)	(910)	—
Total investment income	33,673,405	233,340	385,716

EXPENSES:
Investment advisory fees	7,405,268	68,671	146,439
Total expenses	7,405,268	68,671	146,439
NET INVESTMENT INCOME (LOSS)	26,268,137	164,669	239,277

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(97,390,722)	(227,693)	(563,649)
In-kind redemptions	191,724,733	698,340	1,508,971
Net realized gain (loss)	94,334,011	470,647	945,322
Net change in unrealized appreciation (depreciation) on investments	452,479,854	6,148,185	8,646,474
NET REALIZED AND UNREALIZED GAIN (LOSS)	546,813,865	6,618,832	9,591,796
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$573,082,002	$6,783,501	$9,831,073
See Notes to Financial Statements

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First Trust Exchange-Traded Fund VI
Statements of Changes in Net Assets

	First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)		First Trust Dorsey Wright Momentum & Value ETF (DVLU)
	Six Months Ended 3/31/2024 (Unaudited)	Year Ended 9/30/2023	Six Months Ended 3/31/2024 (Unaudited)	Year Ended 9/30/2023
OPERATIONS:
Net investment income (loss)	$26,268,137	$28,179,897	$164,669	$380,340
Net realized gain (loss)	94,334,011	(39,629,203)	470,647	(48,956)
Net change in unrealized appreciation (depreciation)	452,479,854	213,773,113	6,148,185	2,437,242
Net increase (decrease) in net assets resulting from operations	573,082,002	202,323,807	6,783,501	2,768,626

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(24,907,861)	(27,281,896)	(166,950)	(381,866)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	3,255,976,518	645,830,986	2,274,733	4,574,083
Cost of shares redeemed	(1,256,102,272)	(171,541,592)	(3,839,437)	(5,783,162)
Net increase (decrease) in net assets resulting from shareholder transactions	1,999,874,246	474,289,394	(1,564,704)	(1,209,079)
Total increase (decrease) in net assets	2,548,048,387	649,331,305	5,051,847	1,177,681

NET ASSETS:
Beginning of period	1,468,952,508	819,621,203	20,546,896	19,369,215
End of period	$4,017,000,895	$1,468,952,508	$25,598,743	$20,546,896

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	52,050,002	35,500,002	900,002	950,002
Shares sold	101,300,000	22,900,000	100,000	200,000
Shares redeemed	(38,000,000)	(6,350,000)	(150,000)	(250,000)
Shares outstanding, end of period	115,350,002	52,050,002	850,002	900,002
See Notes to Financial Statements

First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)
Six Months Ended 3/31/2024 (Unaudited)	Year Ended 9/30/2023

$239,277	$871,945
945,322	(3,964,124)
8,646,474	8,283,960
9,831,073	5,191,781

(303,790)	(908,946)

5,438,732	11,615,598
(23,509,552)	(39,947,281)
(18,070,820)	(28,331,683)
(8,543,537)	(24,048,848)

57,404,713	81,453,561
$48,861,176	$57,404,713

2,300,002	3,400,002
200,000	450,000
(900,000)	(1,550,000)
1,600,002	2,300,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights
For a share outstanding throughout each period
First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)

	Six Months Ended 3/31/2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$28.22	$23.09	$28.28	$18.27	$20.37	$21.28
Income from investment operations:
Net investment income (loss)	0.33 (a)	0.70 (a)	0.51	0.36	0.33	0.35
Net realized and unrealized gain (loss)	6.56	5.10	(5.21)	9.99	(2.08)	(0.92)
Total from investment operations	6.89	5.80	(4.70)	10.35	(1.75)	(0.57)
Distributions paid to shareholders from:
Net investment income	(0.29)	(0.67)	(0.49)	(0.34)	(0.35)	(0.34)
Net asset value, end of period	$34.82	$28.22	$23.09	$28.28	$18.27	$20.37
Total return (b)	24.45%	25.25%	(16.78)%	56.77%	(8.56)%	(2.59)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$4,017,001	$1,468,953	$819,621	$210,673	$10,050	$7,128
Ratio of total expenses to average net assets	0.60% (c)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	2.12% (c)	2.56%	2.25%	1.77%	1.83%	1.95%
Portfolio turnover rate (d)	67%	58%	86%	36%	76%	78%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Dorsey Wright Momentum & Value ETF (DVLU)

	Six Months Ended 3/31/2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$22.83	$20.39	$23.51	$15.07	$18.52	$19.46
Income from investment operations:
Net investment income (loss)	0.18 (a)	0.40 (a)	0.40	0.29	0.25	0.33
Net realized and unrealized gain (loss)	7.29	2.45	(3.11)	8.42	(3.44)	(0.94)
Total from investment operations	7.47	2.85	(2.71)	8.71	(3.19)	(0.61)
Distributions paid to shareholders from:
Net investment income	(0.18)	(0.41)	(0.41)	(0.27)	(0.26)	(0.33)
Net asset value, end of period	$30.12	$22.83	$20.39	$23.51	$15.07	$18.52
Total return (b)	32.82%	14.03%	(11.71)%	57.98%	(17.19)%	(3.04)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$25,599	$20,547	$19,369	$25,864	$14,320	$19,451
Ratio of total expenses to average net assets	0.60% (c)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	1.44% (c)	1.75%	1.64%	1.68%	1.56%	2.01%
Portfolio turnover rate (d)	79%	223%	230%	195%	205%	152%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)

	Six Months Ended 3/31/2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$24.96	$23.96	$27.53	$22.46	$22.81	$19.94
Income from investment operations:
Net investment income (loss)	0.13 (a)	0.34 (a)	0.32	0.10	0.28	0.29
Net realized and unrealized gain (loss)	5.63	1.02	(3.60)	5.06	(0.30)	2.85
Total from investment operations	5.76	1.36	(3.28)	5.16	(0.02)	3.14
Distributions paid to shareholders from:
Net investment income	(0.18)	(0.36)	(0.29)	(0.09)	(0.33)	(0.27)
Net asset value, end of period	$30.54	$24.96	$23.96	$27.53	$22.46	$22.81
Total return (b)	23.15%	5.64%	(12.02)%	22.98%	0.03%	15.93%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$48,861	$57,405	$81,454	$121,114	$124,674	$131,169
Ratio of total expenses to average net assets	0.60% (c)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	0.98% (c)	1.33%	1.04%	0.36%	1.21%	2.37%
Portfolio turnover rate (d)	63%	150%	169%	136%	187%	81%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund VI
March 31, 2024 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund VI (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on June 4, 2012, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of thirty-two exchange-traded funds that are offering shares. This report covers the three funds (each a “Fund” and collectively, the “Funds”) listed below, each a diversified series of the Trust. The shares of each Fund are listed and traded on Nasdaq, Inc. (“Nasdaq”).

First Trust SMID Cap Rising Dividend Achievers ETF – (ticker “SDVY”)
First Trust Dorsey Wright Momentum & Value ETF – (ticker “DVLU”)
First Trust Dorsey Wright Momentum & Low Volatility ETF – (ticker “DVOL”)
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.” The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the following indices:

Fund	Index
First Trust SMID Cap Rising Dividend Achievers ETF	Nasdaq US Small Mid Cap Rising Dividend AchieversTM Index
First Trust Dorsey Wright Momentum & Value ETF	Dorsey Wright Momentum Plus ValueTM Index
First Trust Dorsey Wright Momentum & Low Volatility ETF	Dorsey Wright Momentum Plus Low VolatilityTM Index
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Shares of open-end funds are valued based on NAV per share.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2024 (Unaudited)
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of March 31, 2024, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2024 (Unaudited)
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal year ended September 30, 2023 was as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust SMID Cap Rising Dividend Achievers ETF	$27,281,896	$—	$—
First Trust Dorsey Wright Momentum & Value ETF	381,866	—	—
First Trust Dorsey Wright Momentum & Low Volatility ETF	908,946	—	—
As of September 30, 2023, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust SMID Cap Rising Dividend Achievers ETF	$2,596,953	$(71,896,021)	$4,187,315
First Trust Dorsey Wright Momentum & Value ETF	25,588	(12,215,807)	568,022
First Trust Dorsey Wright Momentum & Low Volatility ETF	112,988	(25,739,492)	(987,665)
D. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2020, 2021, 2022, and 2023 remain open to federal and state audit. As of March 31, 2024, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2024 (Unaudited)
when there has been a 50% change in ownership. At September 30, 2023, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Non-Expiring Capital Loss Carryforwards
First Trust SMID Cap Rising Dividend Achievers ETF	$71,896,021
First Trust Dorsey Wright Momentum & Value ETF	12,215,807
First Trust Dorsey Wright Momentum & Low Volatility ETF	25,739,492
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended September 30, 2023, the Funds had no net late year ordinary or capital losses.
As of March 31, 2024, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust SMID Cap Rising Dividend Achievers ETF	$3,534,464,557	$484,837,121	$(5,474,760)	$479,362,361
First Trust Dorsey Wright Momentum & Value ETF	18,868,485	6,723,471	(6,059)	6,717,412
First Trust Dorsey Wright Momentum & Low Volatility ETF	41,175,047	7,867,096	(206,988)	7,660,108
E. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
First Trust has entered into licensing agreements with Nasdaq, Inc. (“Licensor”) for the Funds. The respective license agreements allow for the use by First Trust of each Fund’s respective index and of certain trademarks and trade names of the Licensor. The Funds are sub-licensees to the applicable license agreements.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
First Trust is responsible for the expenses of each Fund including the cost of transfer agency, custody, fund administration, licensing fees, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses associated with the execution of portfolio transactions, acquired fund fees and expenses, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, which are paid by each respective Fund. The annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2024 (Unaudited)
Breakpoints
Fund net assets up to and including $2.5 billion	0.600%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.585%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.570%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.555%
Fund net assets greater than $10 billion up to and including $15 billion	0.540%
Fund net assets greater than $15 billion	0.510%
The Trust has multiple service agreements with The Bank of New York Mellon (“BNYM”). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended March 31, 2024, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
First Trust SMID Cap Rising Dividend Achievers ETF	$1,693,232,946	$1,688,766,051
First Trust Dorsey Wright Momentum & Value ETF	18,215,629	18,211,693
First Trust Dorsey Wright Momentum & Low Volatility ETF	31,550,705	31,602,758
For the six months ended March 31, 2024, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
First Trust SMID Cap Rising Dividend Achievers ETF	$3,247,350,162	$1,254,148,598
First Trust Dorsey Wright Momentum & Value ETF	2,267,924	3,837,315
First Trust Dorsey Wright Momentum & Low Volatility ETF	5,429,269	23,461,621
5. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2024 (Unaudited)
or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before January 31, 2025.
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Additional Information
First Trust Exchange-Traded Fund VI
March 31, 2024 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Defined Outcome Funds Risk. To the extent a fund’s investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any) may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor’s investment period. Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund’s share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period. Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.

Additional Information (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2024 (Unaudited)
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index or Model Constituent Risk. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund’s shares.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021.

Additional Information (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2024 (Unaudited)
There is no assurance that any alternative reference rate, including the Secured Overnight Financing Rate (“SOFR”) will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the U.S. has resumed “reasonably” normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a fund’s shares and result in increased market volatility. During any such events, a fund’s shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a fund’s shares may widen.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund’s ability to meet its investment objective. Although the funds and the funds’ investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
Preferred Securities Risk. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company’s capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer

Additional Information (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2024 (Unaudited)
payment on the securities and, in some cases, redeem the securities prior to a specified date. Preferred securities may also be substantially less liquid than other securities, including common stock.
Valuation Risk. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions (sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots. If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.
NOT FDIC INSURED  NOT BANK GUARANTEED  MAY LOSE VALUE

First Trust Exchange-Traded Fund VI
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

(b)	Not applicable.

 Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)       Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.

(b)       Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).
(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)        Not applicable.

(b)       Not applicable.

Item [18]. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 14. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund VI
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	June 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	June 6, 2024
By (Signature and Title)*	/s/ Derek D. Maltbie
Derek D. Maltbie, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	June 6, 2024

* Print the name and title of each signing officer under his or her signature.